UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

February 28, 2006

ETF-QTLY-0406

1.814342.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	1,260	$27,342
Ballard Power Systems, Inc. (a)	4,599	28,133
China Automotive Systems, Inc. (a)	889	11,353
Dura Automotive Systems, Inc. Class A (a)	1,298	2,972
Exide Technologies (a)	915	3,816
GenTek, Inc.	356	6,750
Gentex Corp.	5,800	96,628
Hayes Lemmerz International, Inc. (a)	1,153	3,609
IMPCO Technologies, Inc. (a)	1,896	11,869
Keystone Automotive Industries, Inc. (a)	826	36,509
LKQ Corp. (a)	1,912	42,102
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,665	7,542
R&B, Inc. (a)	1,161	12,318
Shiloh Industries, Inc. (a)	763	12,437
Strattec Security Corp. (a)	224	9,063
		312,443
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,230	28,302
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,039	13,268
Building Material Holding Corp.	518	34,861
Source Interlink Companies, Inc. (a)	1,455	15,641
		63,770
Diversified Consumer Services - 0.7%
Alderwoods Group, Inc. (a)	1,131	19,317
Apollo Group, Inc. Class A (a)	6,113	301,860
Bright Horizons Family Solutions, Inc. (a)	1,011	33,879
Career Education Corp. (a)	3,735	122,657
Corinthian Colleges, Inc. (a)	3,131	40,578
Educate, Inc. (a)	1,555	13,389
Education Management Corp. (a)	2,549	95,842
Escala Group, Inc. (a)(d)	1,134	28,180
Laureate Education, Inc. (a)	1,627	84,246
Lincoln Educational Services Corp.	797	13,182
Matthews International Corp. Class A	1,229	45,645
Princeton Review, Inc. (a)	1,934	10,308
Steiner Leisure Ltd. (a)	784	33,422
Stewart Enterprises, Inc. Class A	4,886	24,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Strayer Education, Inc.	506	$48,743
Vertrue, Inc. (a)	504	22,206
		938,226
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc.	965	14,996
Ambassadors Group, Inc.	918	22,206
Ameristar Casinos, Inc.	2,139	47,251
Applebee's International, Inc.	2,701	62,501
BJ's Restaurants, Inc. (a)	1,123	28,513
Bob Evans Farms, Inc.	1,243	36,258
Buffalo Wild Wings, Inc. (a)	409	15,513
California Pizza Kitchen, Inc. (a)	742	22,305
Caribou Coffee Co., Inc.	583	4,810
CBRL Group, Inc.	1,599	71,044
Churchill Downs, Inc.	644	25,805
Cosi, Inc. (a)	2,163	20,138
Ctrip.com International Ltd. sponsored ADR	283	21,947
Denny's Corp. (a)	3,239	14,414
Empire Resorts, Inc. (a)	957	4,622
Great Wolf Resorts, Inc. (a)	706	7,293
International Speedway Corp. Class A	969	45,892
Isle of Capri Casinos, Inc. (a)	1,243	37,675
Lone Star Steakhouse & Saloon, Inc.	812	21,892
Magna Entertainment Corp. Class A (sub. vtg.) (a)(d)	3,086	20,707
McCormick & Schmick's Seafood Restaurants (a)	743	17,408
Mikohn Gaming Corp. (a)	1,204	9,560
Monarch Casino & Resort, Inc. (a)	911	24,424
Morgans Hotel Group Co.	1,230	23,985
MTR Gaming Group, Inc. (a)	1,507	15,025
Multimedia Games, Inc. (a)	1,026	10,865
O'Charleys, Inc. (a)	955	16,961
P.F. Chang's China Bistro, Inc. (a)	1,111	53,706
Panera Bread Co. Class A (a)	1,230	87,158
Papa John's International, Inc. (a)	1,512	49,745
Penn National Gaming, Inc. (a)	3,051	105,809
Rare Hospitality International, Inc. (a)	1,257	40,224
Red Robin Gourmet Burgers, Inc. (a)	742	29,673
Ruth's Chris Steak House, Inc.	602	12,955
Ryan's Restaurant Group, Inc. (a)	1,920	25,363
Scientific Games Corp. Class A (a)	3,199	97,825
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shuffle Master, Inc. (a)	1,360	$35,537
Sonic Corp. (a)	2,056	64,990
Starbucks Corp. (a)	28,189	1,023,824
Sunterra Corp. (a)	457	6,855
Texas Roadhouse, Inc. Class A (a)	2,206	33,884
The Cheesecake Factory, Inc. (a)	2,856	103,273
Trump Entertainment Resorts, Inc. (a)	892	16,502
Wynn Resorts Ltd. (a)	3,606	239,619
		2,690,952
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	476	26,575
Bassett Furniture Industries, Inc.	803	15,490
California Coastal Communities, Inc. (a)	698	26,866
Comstock Homebuilding Companies, Inc. Class A (a)	318	2,973
Craftmade International, Inc.	630	11,466
Directed Electronics, Inc.	208	2,943
Dixie Group, Inc. (a)	1,026	16,806
Dominion Homes, Inc. (a)	493	4,733
Dorel Industries, Inc. Class B (sub. vtg.) (a)	969	28,708
Flexsteel Industries, Inc.	829	11,730
Garmin Ltd. (d)	3,916	269,499
Helen of Troy Ltd. (a)	1,005	20,110
Hooker Furniture Corp.	731	11,235
Interface, Inc. Class A (a)	2,698	29,894
iRobot Corp. (d)	856	23,540
Kimball International, Inc. Class B	1,330	18,846
Lifetime Brands, Inc.	502	11,335
Makita Corp. sponsored ADR	278	8,058
Palm Harbor Homes, Inc. (a)	1,047	21,935
Stanley Furniture Co., Inc.	844	21,522
Syntax-Brillian Corp. (a)	332	1,431
Tarragon Corp. (a)	941	18,190
Universal Electronics, Inc. (a)	466	8,369
		612,254
Internet & Catalog Retail - 1.3%
1-800 CONTACTS, Inc. (a)	647	8,741
1-800-FLOWERS.com, Inc. Class A (a)	1,679	10,712
Alloy, Inc. (a)	587	7,731
Amazon.com, Inc. (a)	14,911	559,013
Audible, Inc. (a)(d)	731	7,405
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Blue Nile, Inc. (a)	639	$21,323
Coldwater Creek, Inc. (a)	2,971	66,758
dELiA*s, Inc. (a)	1,174	10,460
Drugstore.com, Inc. (a)	3,044	7,671
Expedia, Inc. (a)	11,401	216,277
GSI Commerce, Inc. (a)	1,735	27,673
IAC/InterActiveCorp (a)	10,684	312,400
Insight Enterprises, Inc. (a)	2,022	43,534
J. Jill Group, Inc. (a)	972	22,968
Netflix, Inc. (a)(d)	1,911	51,234
NutriSystem, Inc. (a)	1,144	49,158
Overstock.com, Inc. (a)(d)	728	16,380
PC Mall, Inc. (a)	527	3,257
PetMed Express, Inc. (a)	1,150	21,494
Priceline.com, Inc. (a)	1,431	35,131
Stamps.com, Inc. (a)	646	20,808
ValueVision Media, Inc. Class A (a)	1,525	19,383
VistaPrint Ltd.	1,500	54,240
		1,593,751
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	742	17,808
Concord Camera Corp. (a)	1,399	1,539
JAKKS Pacific, Inc. (a)	1,162	28,841
Radica Games Ltd.	790	7,102
RC2 Corp. (a)	826	29,761
SCP Pool Corp.	1,976	85,897
		170,948
Media - 3.9%
ACME Communications, Inc. (a)	1,707	6,265
Beasley Broadcast Group, Inc. Class A	885	11,983
Cadmus Communications Corp.	448	8,481
Carmike Cinemas, Inc.	574	13,673
Central European Media Enterprises Ltd. Class A (a)	839	48,352
Charter Communications, Inc. Class A (a)	11,965	13,760
CKX, Inc. (a)	2,884	41,558
Comcast Corp.:
Class A (a)	48,615	1,304,340
Class A (special) (a)	29,247	782,357
Courier Corp.	394	15,551
Crown Media Holdings, Inc. Class A (a)	3,464	27,192
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)	1,913	$22,191
Discovery Holding Co. Class A (a)	9,655	140,963
EchoStar Communications Corp. Class A (a)	8,133	238,866
EMAK Worldwide, Inc. (a)	952	7,844
Emmis Communications Corp. Class A (a)	1,109	18,154
Fisher Communications, Inc. (a)	350	14,980
Focus Media Holding Ltd. ADR	239	12,488
Gemstar-TV Guide International, Inc. (a)	15,706	47,432
Global Sources Ltd.	1,147	11,791
Harris Interactive, Inc. (a)	2,558	14,376
IMAX Corp. (a)(d)	1,489	13,591
Knology, Inc. (a)	1,858	9,401
Lamar Advertising Co. Class A (a)	3,248	165,713
Liberty Global, Inc.:
Class A	8,310	168,776
Class B	195	3,998
Class C (a)	8,505	164,997
LodgeNet Entertainment Corp. (a)	1,078	15,351
MDC Partners, Inc. Class A (sub. vtg.) (a)	867	7,105
Mediacom Communications Corp. Class A (a)	3,908	22,041
Morningstar, Inc.	1,375	58,616
Navarre Corp. (a)(d)	1,362	5,216
New Frontier Media, Inc. (a)	1,382	9,854
NTL, Inc. (a)	3,233	212,893
Outdoor Channel Holdings, Inc. (a)	874	11,467
Pixar (a)	4,366	278,551
Private Media Group, Inc. (a)	2,193	7,676
Radio One, Inc.:
Class A (a)	874	7,385
Class D (non-vtg.) (a)	2,974	24,803
RCN Corp. (a)	1,144	28,600
Regent Communication, Inc. (a)	2,446	11,178
Reuters Group PLC sponsored ADR	811	32,383
Salem Communications Corp. Class A (a)	745	10,415
Scholastic Corp. (a)	1,369	40,276
Sinclair Broadcast Group, Inc. Class A	1,906	13,704
Sirius Satellite Radio, Inc. (a)(d)	48,074	245,658
Spanish Broadcasting System, Inc. Class A (a)	1,665	9,341
Telewest Global, Inc. (a)	8,993	214,483
TiVo, Inc. (a)	2,782	15,440
Value Line, Inc.	392	13,269
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
WorldSpace, Inc. Class A	690	$7,997
WPP Group PLC sponsored ADR	886	51,379
WPT Enterprises, Inc. (a)	703	4,626
XM Satellite Radio Holdings, Inc. Class A (a)	8,092	178,752
Young Broadcasting, Inc. Class A (a)	818	2,479
		4,870,011
Multiline Retail - 0.8%
Conn's, Inc. (a)	1,033	38,479
Dollar Tree Stores, Inc. (a)	4,235	116,124
Fred's, Inc. Class A	1,751	24,461
Sears Holdings Corp. (a)	5,872	707,282
The Bon-Ton Stores, Inc.	921	25,070
Tuesday Morning Corp.	1,557	34,270
		945,686
Specialty Retail - 2.3%
A.C. Moore Arts & Crafts, Inc. (a)	812	14,616
America's Car Mart, Inc. (a)	915	16,854
American Eagle Outfitters, Inc.	5,472	139,208
bebe Stores, Inc.	3,215	55,202
Bed Bath & Beyond, Inc. (a)	10,762	387,862
Big 5 Sporting Goods Corp.	997	21,725
Cache, Inc. (a)	645	11,210
Casual Male Retail Group, Inc. (a)	1,805	16,444
Charlotte Russe Holding, Inc. (a)	1,039	18,910
Charming Shoppes, Inc. (a)	4,816	64,486
Citi Trends, Inc.	574	24,711
Cost Plus, Inc. (a)	798	15,314
Deb Shops, Inc.	686	21,712
Dress Barn, Inc. (a)	1,229	53,068
Finish Line, Inc. Class A	1,764	29,529
Guitar Center, Inc. (a)	896	46,377
Gymboree Corp. (a)	1,092	24,963
Hibbett Sporting Goods, Inc. (a)	1,453	46,612
Hot Topic, Inc. (a)	1,795	23,658
Jos. A. Bank Clothiers, Inc. (a)	590	26,320
Kirkland's, Inc. (a)	860	4,506
Monro Muffler Brake, Inc.	714	25,833
Movie Gallery, Inc.	1,246	3,975
O'Reilly Automotive, Inc. (a)	3,887	127,183
Pacific Sunwear of California, Inc. (a)	2,617	62,311
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)	2,064	$40,165
PETsMART, Inc.	5,359	139,120
Pomeroy IT Solutions, Inc. (a)	896	8,333
Rent-A-Center, Inc. (a)	2,841	66,309
Restoration Hardware, Inc. (a)	1,906	10,254
Ross Stores, Inc.	5,286	149,700
Select Comfort Corp. (a)	1,271	46,455
Sharper Image Corp. (a)	619	7,304
Shoe Carnival, Inc. (a)	783	17,594
Stage Stores, Inc.	1,072	31,260
Staples, Inc.	26,815	658,040
Stein Mart, Inc.	1,654	27,589
The Children's Place Retail Stores, Inc. (a)	1,131	52,784
The Pantry, Inc. (a)	658	38,934
Tractor Supply Co. (a)	1,612	101,846
Trans World Entertainment Corp. (a)	441	2,646
Tweeter Home Entertainment Group, Inc. (a)	1,535	12,341
Urban Outfitters, Inc. (a)	5,874	165,059
Volcom, Inc.	789	27,015
West Marine, Inc. (a)	843	10,849
Wet Seal, Inc. Class A (a)	1,316	6,988
Wilsons Leather Experts, Inc. (a)	1,493	5,002
Zumiez, Inc.	444	23,590
		2,931,766
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (d)	701	9,828
Cherokee, Inc.	612	23,586
Columbia Sportswear Co. (a)	1,445	72,770
Crocs, Inc. (d)	1,350	37,112
Deckers Outdoor Corp. (a)	381	12,916
Fossil, Inc. (a)	2,715	46,209
Iconix Brand Group, Inc. (a)	1,705	22,813
K-Swiss, Inc. Class A	983	28,684
Perry Ellis International, Inc. (a)	462	10,169
Quaker Fabric Corp. (a)	1,948	5,513
Steven Madden Ltd.	616	19,743
Tandy Brands Accessories, Inc.	944	10,205
True Religion Apparel, Inc. (a)	889	20,785
Under Armour, Inc. Class A (d)	1,100	31,009
Velcro Industries NV	1,056	14,615
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wacoal Holdings Corp. sponsored ADR	91	$6,239
Warnaco Group, Inc. (a)	1,697	39,387
Weyco Group, Inc.	836	16,126
		427,709
TOTAL CONSUMER DISCRETIONARY		15,585,818
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	294	13,298
Hansen Natural Corp. (a)	946	88,300
Kirin Brewery Co. Ltd. sponsored ADR	897	11,778
MGP Ingredients, Inc.	1,166	15,543
		128,919
Food & Staples Retailing - 1.2%
Andersons, Inc.	531	29,869
Arden Group, Inc. Class A	250	22,713
Casey's General Stores, Inc.	1,749	45,876
Central European Distribution Corp. (a)	686	28,750
Costco Wholesale Corp.	17,309	887,606
Fresh Brands, Inc. (a)	1,042	7,346
Ingles Markets, Inc. Class A	1,110	18,326
Nash-Finch Co.	294	9,114
Pathmark Stores, Inc. (a)	1,735	17,454
Performance Food Group Co. (a)	1,445	42,440
Spartan Stores, Inc. (a)	1,465	17,272
Topps Co., Inc.	1,791	14,471
United Natural Foods, Inc. (a)	1,410	46,897
Whole Foods Market, Inc.	4,682	299,086
Wild Oats Markets, Inc. (a)	1,483	26,620
		1,513,840
Food Products - 0.3%
Alico, Inc.	236	10,674
Bridgford Foods Corp. (a)	1,777	11,551
Cal-Maine Foods, Inc.	1,044	6,682
Diamond Foods, Inc.	1,167	24,040
Farmer Brothers Co.	700	15,225
Gold Kist, Inc. Delaware (a)	1,823	24,191
Green Mountain Coffee Roasters, Inc. (a)	296	12,139
Hain Celestial Group, Inc. (a)	1,355	31,626
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
J&J Snack Foods Corp.	812	$27,567
Lancaster Colony Corp.	1,061	42,589
Lance, Inc.	1,399	30,414
Peet's Coffee & Tea, Inc. (a)	602	18,024
Premium Standard Farms, Inc.	1,037	15,555
Sanderson Farms, Inc.	728	16,977
SunOpta, Inc. (a)	2,665	20,196
		307,450
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	616	33,486
WD-40 Co.	630	19,234
		52,720
Personal Products - 0.1%
Chattem, Inc. (a)	952	37,118
Elizabeth Arden, Inc. (a)	854	20,838
Inter Parfums, Inc.	867	15,173
Mannatech, Inc.	1,075	14,394
Nature's Sunshine Products, Inc.	576	9,775
Parlux Fragrances, Inc. (a)	527	18,229
Reliv International, Inc.	565	7,447
USANA Health Sciences, Inc. (a)	756	32,621
		155,595
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,027	8,082
TOTAL CONSUMER STAPLES		2,166,606
ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Bronco Drilling Co., Inc.	638	15,446
Cal Dive International, Inc. (a)	2,514	88,518
Dawson Geophysical Co. (a)	321	8,561
Global Industries Ltd. (a)	4,329	55,022
Gulf Island Fabrication, Inc.	461	10,479
Gulfmark Offshore, Inc. (a)	952	26,104
Hercules Offshore, Inc.	1,123	34,139
Hydril Co. (a)	588	39,596
Lufkin Industries, Inc.	572	29,607
Patterson-UTI Energy, Inc.	6,126	168,771
Stolt Offshore SA sponsored ADR (a)	2,277	30,648
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Superior Well Services, Inc.	797	$19,566
Tesco Corp. (a)	1,563	29,013
Trico Marine Services, Inc. (a)	500	14,565
Union Drilling, Inc.	745	9,350
		579,385
Oil, Gas & Consumable Fuels - 0.6%
Alliance Resource Partners LP	1,011	37,316
APCO Argentina, Inc.	421	36,838
Atlas America, Inc. (a)	388	25,992
ATP Oil & Gas Corp. (a)	1,088	40,528
Brigham Exploration Co. (a)	2,050	17,569
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	1,113	6,563
Carrizo Oil & Gas, Inc. (a)	737	17,165
Clayton Williams Energy, Inc. (a)	434	18,866
Copano Energy LLC	361	14,685
Crosstex Energy, Inc.	641	51,004
Delta Petroleum Corp. (a)	1,486	28,992
Dorchester Minerals LP	1,089	27,421
Double Eagle Petroleum Co. (a)	733	12,087
Edge Petroleum Corp. (a)	449	12,545
FX Energy, Inc. (a)	2,037	11,265
GMX Resources, Inc. (a)	609	21,869
Golar LNG Ltd. (Nasdaq) (a)	2,134	27,977
Gulfport Energy Corp. (a)	539	8,085
Inergy LP	868	23,731
Ivanhoe Energy, Inc. (a)	5,536	14,472
James River Coal Co. (a)	444	16,051
Knightsbridge Tankers Ltd. (d)	434	10,937
Linn Energy LLC	950	19,732
Marine Petroleum Trust	514	13,493
NGAS Resources, Inc. (a)	1,217	11,136
Pacific Ethanol, Inc. (a)	936	17,597
Parallel Petroleum Corp. (a)	1,790	30,448
Petrohawk Energy Corp. (a)	2,504	31,626
Petroleum Development Corp. (a)	771	33,161
Resource America, Inc. Class A	640	10,509
Rosetta Resources, Inc. (a)	1,700	30,600
Syntroleum Corp. (a)	2,496	22,015
TC Pipelines LP	588	20,433
The Exploration Co. of Delaware, Inc. (a)	2,418	23,914
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Top Tankers, Inc.	1,399	$18,215
Toreador Resources Corp. (a)	781	23,407
Warren Resources, Inc. (a)	946	13,840
		802,084
TOTAL ENERGY		1,381,469
FINANCIALS - 11.3%
Capital Markets - 2.2%
American Capital Strategies Ltd.	3,956	141,229
Calamos Asset Management, Inc. Class A	570	21,871
Capital Southwest Corp.	125	12,044
Charles Schwab Corp.	45,528	738,009
FirstCity Financial Corp. (a)	811	9,521
GFI Group, Inc. (a)	962	57,778
Harris & Harris Group, Inc. (a)	1,153	15,243
Investors Financial Services Corp.	2,352	106,099
KHD Humboldt Wedag International Ltd. (a)	840	19,992
Knight Capital Group, Inc. Class A (a)	4,564	57,461
MarketAxess Holdings, Inc. (a)	797	10,481
Massachusetts Financial Corp. Class A (a)	840	1,554
Northern Trust Corp.	7,660	403,835
optionsXpress Holdings, Inc.	2,209	67,993
Sanders Morris Harris Group, Inc.	913	14,590
SEI Investments Co.	3,790	158,384
T. Rowe Price Group, Inc.	4,707	361,403
TD Ameritrade Holding Corp.	21,760	473,498
Thomas Weisel Partners Group, Inc.	700	14,959
TradeStation Group, Inc. (a)	1,693	26,885
		2,712,829
Commercial Banks - 5.5%
1st Source Corp.	952	25,371
Abington Community Bancorp, Inc.	692	9,217
Alabama National Bancorp, Delaware	562	39,098
Alliance Financial Corp.	324	10,400
Amcore Financial, Inc.	728	21,774
American National Bankshares, Inc.	485	11,674
American River Bankshares	747	20,184
AmericanWest Bancorp (a)	739	18,697
Ameris Bancorp	435	10,005
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Ames National Corp.	333	$8,202
Arrow Financial Corp.	825	22,118
Associated Banc-Corp.	4,393	151,427
Banc Corp. (a)	756	8,634
BancFirst Corp.	280	23,688
Bancorp Rhode Island, Inc.	349	11,953
Bancorp, Inc., Delaware (a)	574	12,043
BancTrust Financial Group, Inc.	416	9,177
Bank of Granite Corp.	770	15,092
Bank of Marin, California	322	11,914
Bank of the Ozarks, Inc.	672	23,896
BankFinancial Corp.	1,133	18,015
Banner Corp.	686	21,952
BNC Bancorp	888	15,984
BOK Financial Corp.	2,043	93,712
Boston Private Financial Holdings, Inc.	770	23,570
Capital Bank Corp.	974	15,155
Capital City Bank Group, Inc.	506	17,670
Capital Corp. of the West	381	12,817
Cardinal Financial Corp.	1,194	14,686
Cascade Bancorp	946	24,605
Cascade Financial Corp.	981	17,903
Cathay General Bancorp	1,821	64,882
Cavalry Bancorp, Inc.	488	12,205
Centennial Bank Holdings, Inc., Delaware (a)	2,200	26,224
Center Bancorp, Inc.	984	11,129
Center Financial Corp., California	239	5,538
Centerstate Banks of Florida, Inc.	293	11,190
Century Bancorp, Inc. Class A (non-vtg.)	462	12,950
Chemical Financial Corp.	867	27,909
Citizens & Northern Corp.	293	7,466
Citizens Banking Corp., Michigan	1,417	37,522
City Holding Co.	532	19,370
CNB Financial Corp., Pennsylvania	654	9,221
CoBiz, Inc.	1,244	23,698
Colony Bankcorp, Inc. (d)	380	9,310
Columbia Bancorp, Oregon	365	7,665
Columbia Banking Systems, Inc.	757	25,382
Commerce Bancshares, Inc.	2,292	118,153
Commercial Bankshares, Inc.	500	17,805
Community Bancorp, Inc. Escon California	433	15,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Community Bank of Nevada (a)	220	$6,593
Community Banks, Inc.	1,100	30,635
Community Trust Bancorp, Inc.	546	17,319
Compass Bancshares, Inc.	4,200	211,176
CVB Financial Corp.	2,703	45,167
Eagle Bancorp, Inc., Maryland	489	10,685
East West Bancorp, Inc.	1,842	69,425
Eastern Virgina Bankshares, Inc.	264	5,726
Enterprise Financial Services Corp.	796	21,245
Farmers Capital Bank Corp.	504	16,425
Fidelity Southern Corp.	1,095	19,436
Fifth Third Bancorp	19,690	761,019
Financial Institutions, Inc.	619	11,835
First Bancorp, North Carolina	672	14,939
First Charter Corp.	1,187	29,093
First Citizen Bancshares, Inc.	280	52,405
First Citizens Banc Corp.	686	15,161
First Community Bancorp, California	574	34,279
First Community Bancshares, Inc.	322	10,504
First Financial Bancorp, Ohio	1,833	30,996
First Financial Bankshares, Inc.	641	23,448
First Financial Corp., Indiana	504	14,465
First Indiana Corp.	1,085	29,935
First M&F Corp.	252	8,820
First Mariner Bancorp, Inc. (a)	815	15,135
First Merchants Corp.	546	14,065
First Midwest Bancorp, Inc., Delaware	1,683	56,599
First National Lincoln Corp., Maine	603	10,579
First Oak Brook Bancshares, Inc.	546	14,693
First of Long Island Corp.	406	17,255
First Regional Bancorp (a)	306	25,612
First South Bancorp, Inc., Virginia	321	11,299
First State Bancorp.	353	9,114
First United Corp.	530	11,453
Firstbank Corp., Michigan	305	7,157
FirstMerit Corp.	2,687	66,476
Flag Financial Corp.	1,051	18,393
FNB Corp., North Carolina (d)	375	7,770
FNB Corp., Virginia	546	18,553
FNB Financial Services Corp.	304	4,849
Foothill Independent Bancorp	365	9,654
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Frontier Financial Corp., Washington	560	$18,043
Fulton Financial Corp.	5,293	93,157
Gateway Financial Holdings, Inc.	662	11,208
GB&T Bancshares, Inc.	700	14,595
German American Bancorp	1,139	15,149
Glacier Bancorp, Inc.	947	29,868
Gold Banc Corp., Inc.	1,524	27,874
Great Southern Bancorp, Inc.	499	14,057
Greater Bay Bancorp	1,837	49,415
Greater Community Bancorp	730	10,979
Greene County Bancshares, Inc.	168	4,838
Grupo Financiero Galicia SA sponsored ADR (a)	1,705	12,447
Hancock Holding Co.	1,206	53,848
Hanmi Financial Corp.	1,800	32,310
Harleysville National Corp., Pennsylvania	780	17,277
Heartland Financial USA, Inc.	672	14,515
Heritage Commerce Corp.	657	15,091
Huntington Bancshares, Inc.	7,525	180,976
IBERIABANK Corp.	325	18,772
Independent Bank Corp., Massachusetts	560	16,968
Independent Bank Corp., Michigan	649	17,504
Integra Bank Corp.	770	16,624
Interchange Financial Services Corp.	1,067	20,305
International Bancshares Corp.	2,061	59,625
Investors Bancorp, Inc.	4,200	52,290
Lakeland Bancorp, Inc.	1,022	15,923
Lakeland Financial Corp.	492	21,550
Leesport Financial Corp.	376	9,400
LNB Bancorp, Inc.	828	15,980
LSB Bancshares, Inc.	941	16,938
Macatawa Bank Corp.	305	11,148
Main Street Banks, Inc.	616	15,917
MainSource Financial Group, Inc.	367	6,709
MB Financial, Inc.	1,170	43,009
MBT Financial Corp.	952	15,994
Mercantile Bank Corp.	220	8,543
Mercantile Bankshares Corp.	4,116	157,231
Merchants Bancshares, Inc.	645	15,699
Metrocorp Bancshares, Inc.	420	10,437
Mid-State Bancshares	812	23,361
Midwest Banc Holdings, Inc.	1,215	31,226
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Nara Bancorp, Inc.	844	$14,745
National Bankshares, Inc.	380	18,297
National Penn Bancshares, Inc.	1,351	28,263
NBT Bancorp, Inc.	1,173	26,838
North Valley Bancorp	531	9,346
Northern Empire Bancshares	336	8,558
Northern States Financial Corp.	367	9,065
Northrim Bancorp, Inc.	334	7,766
Old Point Financial Corp.	337	9,608
Old Second Bancorp, Inc.	444	14,172
Omega Financial Corp.	454	14,764
Pacific Capital Bancorp	1,345	48,057
Pacific Continental Corp.	828	14,076
Penns Woods Bancorp, Inc.	434	16,705
Pennsylvania Communication Bancorp, Inc. (a)	352	10,912
Peoples Bancorp, Inc.	462	13,611
Pinnacle Financial Partners, Inc. (a)	621	16,432
Placer Sierra Bancshares	225	5,913
Popular, Inc.	9,132	186,567
Preferred Bank, Los Angeles California	325	15,620
PremierWest Bancorp	611	10,876
PrivateBancorp, Inc.	756	28,675
Prosperity Bancshares, Inc.	602	17,374
Provident Bankshares Corp.	1,104	40,152
Renasant Corp.	776	26,749
Republic Bancorp, Inc.	2,797	33,928
Republic Bancorp, Inc., Kentucky Class A	929	18,580
Republic First Bancorp, Inc.	598	8,432
Royal Bancshares of Pennsylvania, Inc. Class A	652	15,811
S&T Bancorp, Inc.	840	30,610
S.Y. Bancorp, Inc.	1,001	24,805
Sandy Spring Bancorp, Inc.	420	14,897
SCBT Financial Corp.	223	7,805
Seacoast Banking Corp., Florida	798	21,498
Security Bank Corp., Georgia	803	18,493
Shore Bancshares, Inc.	534	18,044
Sierra Bancorp	794	19,866
Signature Bank, New York (a)	933	30,229
Simmons First National Corp. Class A	700	19,929
Sky Financial Group, Inc.	3,415	90,054
Slade's Ferry Bancorp	143	2,517
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
South Financial Group, Inc.	2,853	$75,062
Southern Community Financial Corp.	1,507	14,166
Southside Bancshares, Inc.	490	9,854
Southwest Bancorp, Inc., Oklahoma	896	19,613
Southwest Community Bancorp	351	13,426
State National Bancshares, Inc.	374	10,113
Sterling Bancshares, Inc.	1,805	32,165
Sterling Financial Corp., Pennsylvania	1,100	22,693
Sterling Financial Corp., Washington	1,237	35,799
Suffolk Bancorp	364	12,489
Summit Bancshares, Inc.	467	8,541
Summit Financial Group, Inc.	366	8,176
Sun Bancorp, Inc., New Jersey	617	12,834
Susquehanna Bancshares, Inc., Pennsylvania	1,498	36,117
SVB Financial Group (a)	1,257	64,094
Taylor Capital Group, Inc.	262	9,891
Texas Capital Bancshares, Inc. (a)	1,229	26,522
Texas Regional Bancshares, Inc. Class A	1,445	44,622
Texas United Bancshares, Inc.	406	7,714
TIB Financial Corp.	393	12,167
Trico Bancshares	924	23,913
Trustco Bank Corp., New York	2,782	34,970
Trustmark Corp.	1,641	49,476
UCBH Holdings, Inc.	2,977	53,288
UMB Financial Corp.	908	61,417
Umpqua Holdings Corp.	1,918	51,652
Union Bankshares Corp.	544	24,540
United Bankshares, Inc., West Virginia	1,271	47,624
United Community Banks, Inc., Georgia	1,354	37,032
United Security Bancshares, Inc.	434	11,892
United Security Bancshares, California	418	16,712
Univest Corp. of Pennsylvania	852	20,848
Unizan Financial Corp.	840	22,932
Vail Banks, Inc.	640	9,920
Vineyard National Bancorp	408	12,240
Virginia Commerce Bancorp, Inc. (a)	830	30,129
Virginia Financial Group, Inc.	434	17,360
Washington Trust Bancorp, Inc.	644	17,497
WesBanco, Inc.	630	20,003
West Bancorp., Inc.	1,268	23,585
West Coast Bancorp, Oregon	742	20,027
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westamerica Bancorp.	1,201	$65,142
Western Sierra Bancorp (a)	560	24,097
Whitney Holding Corp.	2,197	75,203
Wilshire Bancorp, Inc.	955	18,384
Wintrust Financial Corp.	984	51,837
Yadkin Valley Bank & Trust Co.	1,126	16,539
Yardville National Bancorp	658	23,655
Zions Bancorp	3,700	305,324
		6,901,486
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	223	5,492
Advanta Corp.:
Class A	440	14,331
Class B	669	23,462
Asta Funding, Inc.	474	16,505
Collegiate Funding Services, Inc. (a)	1,061	21,209
CompuCredit Corp. (a)	1,896	71,669
Dollar Financial Corp. (a)	194	2,745
First Cash Financial Services, Inc. (a)	1,466	25,538
QC Holdings, Inc. (a)	771	9,799
United Panam Financial Corp. (a)	742	19,960
WFS Financial, Inc. (a)	1,515	124,730
World Acceptance Corp. (a)	868	22,377
		357,817
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,348	26,947
Elron Electronic Industries Ltd.	1,549	16,342
Encore Capital Group, Inc. (a)	1,317	22,705
eSpeed, Inc. Class A (a)	1,260	10,471
EuroBancshares, Inc. (a)	408	5,104
First Albany Companies, Inc. (a)	987	5,695
Marlin Business Services Corp. (a)	560	12,880
Medallion Financial Corp.	1,022	12,407
Portfolio Recovery Associates, Inc. (a)	616	30,129
The Nasdaq Stock Market, Inc. (a)	3,209	129,997
		272,677
Insurance - 1.5%
Affirmative Insurance Holdings, Inc.	532	7,336
Alfa Corp.	2,859	45,973
American National Insurance Co.	969	110,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Physicians Capital, Inc. (a)	532	$26,222
Arch Capital Group Ltd. (a)	2,527	142,927
Argonaut Group, Inc. (a)	1,271	46,417
Baldwin & Lyons, Inc. Class B	728	18,018
Brooke Corp.	766	8,625
Ceres Group, Inc. (a)	2,824	15,278
Cincinnati Financial Corp.	5,940	263,498
Direct General Corp.	630	10,074
Donegal Group, Inc. Class A	266	6,504
EMC Insurance Group	703	17,238
Enstar Group, Inc. (a)	181	14,422
Erie Indemnity Co. Class A	2,162	114,737
FPIC Insurance Group, Inc. (a)	269	9,453
Harleysville Group, Inc.	1,159	30,516
Infinity Property & Casualty Corp.	770	30,538
IPC Holdings Ltd.	2,267	59,554
James River Group, Inc.	580	13,920
Kansas City Life Insurance Co.	476	23,990
Max Re Capital Ltd.	1,669	40,740
Millea Holdings, Inc. sponsored ADR	714	72,457
National Interstate Corp.	479	10,207
National Western Life Insurance Co. Class A	112	24,983
Navigators Group, Inc. (a)	420	19,698
Ohio Casualty Corp.	2,316	70,893
Philadelphia Consolidated Holdings Corp. (a)	784	83,888
PMA Capital Corp. Class A (a)	1,479	14,228
Presidential Life Corp.	1,344	29,447
Quanta Capital Holdings Ltd. (a)	2,018	9,384
SAFECO Corp.	4,208	216,754
Safety Insurance Group, Inc.	506	21,874
SeaBright Insurance Holdings, Inc. (a)	686	11,394
Selective Insurance Group, Inc.	984	53,352
State Auto Financial Corp.	1,501	48,903
The Midland Co.	770	25,926
Tower Group, Inc.	606	10,963
United America Indemnity Ltd. Class A (a)	794	18,064
United Fire & Casualty Co.	784	28,059
Universal American Financial Corp. (a)	2,292	34,724
USI Holdings Corp. (a)	1,805	25,884
		1,887,954
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - 0.1%
America First Apartment Investment, Inc.	1,056	$15,037
Elbit Medical Imaging Ltd.	1,583	25,645
Fieldstone Investment Corp.	1,753	20,756
Gladstone Commercial Corp.	528	9,900
Investors Real Estate Trust	2,306	21,815
Monmouth Real Estate Investment Corp. Class A	2,004	16,753
Origen Financial, Inc.	1,956	13,242
		123,148
Thrifts & Mortgage Finance - 1.5%
Accredited Home Lenders Holding Co. (a)	840	44,780
Aether Holdings, Inc. (a)	2,642	9,036
Anchor BanCorp Wisconsin, Inc.	868	26,431
Bank Mutual Corp.	2,612	29,620
BankUnited Financial Corp. Class A	938	26,208
Beverly Hills Bancorp, Inc.	840	8,719
BFC Financial Corp. Class A (a)	1,438	8,642
Brookline Bancorp, Inc., Delaware	1,917	28,774
Camco Financial Corp.	1,075	15,168
Capital Crossing Bank (a)	255	8,183
Capitol Federal Financial	2,352	77,522
CFS Bancorp, Inc.	1,279	18,776
Charter Financial Corp., Georgia	700	26,600
Citizens First Bancorp, Inc., Delaware	756	21,758
Citizens South Banking Corp., Delaware	445	5,563
City Bank Lynnwood, Washington	476	20,144
Clifton Savings Bancorp, Inc.	931	9,571
Coastal Financial Corp.	949	12,555
Commercial Capital Bancorp, Inc.	1,961	28,101
Cooperative Bankshares, Inc.	393	8,477
Corus Bankshares, Inc.	868	52,123
Dime Community Bancshares, Inc.	1,428	19,535
ESB Financial Corp.	1,383	16,347
Fidelity Bankshares, Inc.	938	29,950
First Busey Corp.	798	16,287
First Defiance Financial Corp.	321	8,856
First Federal Bancshares of Arkansas, Inc.	395	9,105
First Financial Holdings, Inc.	462	14,932
First Niagara Financial Group, Inc.	3,836	54,049
First PacTrust Bancorp, Inc.	444	12,960
First Place Financial Corp.	826	19,733
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Flushing Financial Corp.	857	$14,209
FMS Financial Corp.	745	14,155
Franklin Bank Corp. (a)	797	13,597
Harbor Florida Bancshares, Inc.	840	31,928
Heritage Financial Corp., Washington	266	7,182
HMN Financial, Inc.	213	6,869
Home Federal Bancorp, Inc., Delaware	742	9,609
Horizon Financial Corp.	490	11,892
Hudson City Bancorp, Inc.	20,637	266,424
Independence Community Bank Corp.	3,073	125,932
ITLA Capital Corp. (a)	101	4,674
Kearny Financial Corp.	2,627	34,729
KNBT Bancorp, Inc.	1,390	21,990
LSB Corp.	737	12,904
MAF Bancorp., Inc.	1,369	58,675
MASSBANK Corp.	295	9,735
MutualFirst Financial, Inc.	334	7,214
NASB Financial, Inc.	476	17,041
NetBank, Inc.	1,934	14,408
NewMil Bancorp, Inc.	570	17,357
North Central Bancshares, Inc.	263	10,073
Northwest Bancorp, Inc.	1,515	34,421
OceanFirst Financial Corp.	974	23,084
Pamrapo Bancorp, Inc.	641	12,946
Parkvale Financial Corp.	276	7,706
Partners Trust Financial Group, Inc.	1,763	20,768
Pennfed Financial Services, Inc.	517	9,606
People's Bank, Connecticut	5,134	158,846
Provident Financial Holdings, Inc.	223	6,645
Provident New York Bancorp	1,494	17,808
Pulaski Financial Corp.	781	12,769
PVF Capital Corp.	290	3,042
Riverview Bancorp, Inc.	235	5,969
Rockville Financial, Inc. (a)	597	8,662
Severn Bancorp, Inc.	601	11,840
Synergy Financial Group, Inc., New Jersey	902	12,051
TierOne Corp.	742	24,486
Timberland Bancorp, Inc.	364	9,646
Triad Guaranty, Inc. (a)	518	23,512
United Community Financial Corp., Ohio	1,280	15,667
Washington Federal, Inc.	3,063	72,471
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Wauwatosa Holdings, Inc.	1,110	$13,964
Willow Grove Bancorp, Inc.	1,085	18,423
WSFS Financial Corp.	262	15,796
		1,939,230
TOTAL FINANCIALS		14,195,141
HEALTH CARE - 14.9%
Biotechnology - 8.5%
Aastrom Biosciences, Inc. (a)	4,559	7,796
Abgenix, Inc. (a)	3,503	77,907
Acadia Pharmaceuticals, Inc. (a)	908	13,593
Accentia Biopharmaceutical, Inc.	867	6,459
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,851	17,365
Affymetrix, Inc. (a)	2,204	78,264
Albany Molecular Research, Inc. (a)	1,302	13,137
Alexion Pharmaceuticals, Inc. (a)	1,019	38,294
Alkermes, Inc. (a)	3,604	91,578
Alnylam Pharmaceuticals, Inc. (a)	1,219	19,602
Altus Pharmaceuticals, Inc.	750	15,750
Amgen, Inc. (a)	44,347	3,347,755
Amylin Pharmaceuticals, Inc. (a)	4,074	176,730
Anadys Pharmaceuticals, Inc. (a)	1,368	17,784
Angiotech Pharmaceuticals, Inc. (a)	3,205	49,677
Antigenics, Inc. (a)(d)	1,875	11,456
Arena Pharmaceuticals, Inc. (a)	1,791	31,719
ARIAD Pharmaceuticals, Inc. (a)	1,721	11,548
ArQule, Inc. (a)	1,716	9,232
Array Biopharma, Inc. (a)	2,640	23,892
Avant Immunotherapeutics, Inc. (a)	6,672	13,144
AVI BioPharma, Inc. (a)	1,800	13,770
Axonyx, Inc. (a)	1,772	2,091
BioCryst Pharmaceuticals, Inc. (a)	1,462	29,079
Bioenvision, Inc. (a)	1,315	11,072
Biogen Idec, Inc. (a)	11,957	564,968
BioMarin Pharmaceutical, Inc. (a)	2,572	33,642
Biopure Corp. Class A (a)	331	314
Celgene Corp. (a)	12,136	461,168
Cell Genesys, Inc. (a)	1,791	12,609
Cell Therapeutics, Inc. (a)(d)	2,484	4,794
Cephalon, Inc. (a)	2,008	159,596
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cepheid, Inc. (a)	2,249	$20,601
Chiron Corp. (a)	6,670	304,619
Ciphergen Biosystems, Inc. (a)	1,274	2,230
Coley Pharmaceutical Group, Inc.	1,091	16,365
Combinatorx, Inc.	739	9,659
Cotherix, Inc. (a)	1,291	14,872
Critical Therapeutics, Inc. (a)(d)	1,657	9,014
Crucell NV sponsored ADR (a)	436	10,826
Cubist Pharmaceuticals, Inc. (a)	1,941	42,916
CuraGen Corp. (a)	2,782	13,882
Curis, Inc. (a)	2,390	5,975
CV Therapeutics, Inc. (a)	1,870	50,322
Cytogen Corp. (a)	895	2,882
Cytokinetics, Inc. (a)	946	6,754
deCODE genetics, Inc. (a)	2,642	24,888
Dendreon Corp. (a)	2,106	10,256
Digene Corp. (a)	788	32,670
Discovery Partners International, Inc. (a)	1,990	4,776
Diversa Corp. (a)	2,120	16,769
DOV Pharmaceutical, Inc. (a)	871	16,767
Dyax Corp. (a)	1,399	8,394
Dynavax Technologies Corp. (a)	848	5,122
Encysive Pharmaceuticals, Inc. (a)	2,264	20,602
Enzon Pharmaceuticals, Inc. (a)	1,776	12,006
Exact Sciences Corp. (a)	888	2,282
Exelixis, Inc. (a)	3,226	35,034
Favrille, Inc.	194	1,088
Genaera Corp. (a)	2,669	4,644
Gene Logic, Inc. (a)	2,050	7,831
Genelabs Technologies, Inc. (a)	1,663	3,077
Genitope Corp. (a)	832	7,580
Genomic Health, Inc.	740	11,085
Genta, Inc. (a)(d)	3,002	8,376
Genzyme Corp. (a)	9,218	639,176
Geron Corp. (a)	3,211	28,771
Gilead Sciences, Inc. (a)	16,438	1,023,594
GTx, Inc. (a)	1,382	14,953
Harvard Bioscience, Inc. (a)	1,875	9,356
Human Genome Sciences, Inc. (a)	5,121	64,115
Icagen, Inc.	250	1,987
ICOS Corp. (a)	2,422	58,443
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc. (a)	1,707	$34,942
Illumina, Inc. (a)	2,293	58,311
ImClone Systems, Inc. (a)	2,953	113,366
ImmunoGen, Inc. (a)	2,306	10,538
Immunomedics, Inc. (a)	2,348	6,762
Incyte Corp. (a)	3,226	18,969
Indevus Pharmaceuticals, Inc. (a)	2,306	13,928
Inhibitex, Inc. (a)(d)	1,273	10,337
InterMune, Inc. (a)	1,358	25,883
Introgen Therapeutics, Inc. (a)(d)	1,479	8,770
Invitrogen Corp. (a)	1,851	131,291
Isis Pharmaceuticals, Inc. (a)	2,768	22,255
Kendle International, Inc. (a)	527	16,732
Keryx Biopharmaceuticals, Inc. (a)	1,914	32,653
Kosan Biosciences, Inc. (a)	1,628	7,993
La Jolla Pharmaceutical Co. (a)(d)	401	2,165
Lexicon Genetics, Inc. (a)	3,100	12,710
Luminex Corp. (a)	1,735	24,290
MannKind Corp. (a)	2,085	36,050
Marshall Edwards, Inc. (a)(d)	2,098	13,113
Martek Biosciences (a)	1,091	37,181
Maxygen, Inc. (a)	1,595	12,409
Medarex, Inc. (a)	3,506	51,749
MedImmune, Inc. (a)	9,229	336,766
Memory Pharmaceuticals Corp. (a)	3,000	7,230
Metabasis Therapeutics, Inc. (a)	1,442	13,339
Millennium Pharmaceuticals, Inc. (a)	11,310	118,529
Momenta Pharmaceuticals, Inc. (a)	1,039	24,770
Monogram Biosciences, Inc. (a)	5,981	11,902
Myogen, Inc. (a)	1,377	52,188
Myriad Genetics, Inc. (a)	1,327	34,077
Nabi Biopharmaceuticals (a)	2,081	8,553
Nanogen, Inc. (a)	1,369	3,450
Nektar Therapeutics (a)	3,485	72,871
Neopharm, Inc. (a)	1,028	10,403
Neose Technologies, Inc. (a)	1,246	4,074
Neurochem, Inc. (a)	1,279	19,149
Neurocrine Biosciences, Inc. (a)	1,327	87,064
Neurogen Corp. (a)	1,735	11,694
Northfield Laboratories, Inc. (a)	1,298	13,590
Novavax, Inc. (a)	1,637	9,495
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	1,465	$22,473
Nuvelo, Inc. (a)	2,126	36,440
ONYX Pharmaceuticals, Inc. (a)	1,362	38,817
Orchid Cellmark, Inc. (a)	692	4,629
Orthologic Corp. (a)	2,446	14,162
Oscient Pharmaceuticals Corp. (a)	2,609	5,270
OSI Pharmaceuticals, Inc. (a)	2,027	65,837
Panacos Pharmaceuticals, Inc. (a)	1,844	13,424
PDL BioPharma, Inc. (a)	3,748	117,350
Peregrine Pharmaceuticals, Inc. (a)	6,454	9,036
Pharmacopeia Drug Discovery, Inc. (a)	580	2,801
Pharmacyclics, Inc. (a)	1,083	5,144
Pharmion Corp. (a)	1,034	17,082
PRAECIS Pharmaceuticals, Inc. (a)	520	3,099
Progenics Pharmaceuticals, Inc. (a)	658	19,411
QIAGEN NV (a)	5,183	77,279
QLT, Inc. (a)	3,240	23,099
Regeneron Pharmaceuticals, Inc. (a)	1,994	32,642
Renovis, Inc. (a)	751	16,267
Rigel Pharmaceuticals, Inc. (a)	896	8,512
Savient Pharmaceuticals, Inc. (a)	3,100	16,027
SciClone Pharmaceuticals, Inc. (a)	1,791	4,209
Seattle Genetics, Inc. (a)	1,777	9,383
Sequenom, Inc. (a)	3,380	2,197
Seracare Life Sciences, Inc. (a)	482	5,403
Serologicals Corp. (a)	1,081	26,149
Sirna Therapeutics, Inc. (a)	1,771	10,892
Solexa, Inc. (a)(d)	1,301	9,927
StemCells, Inc. (a)	3,057	11,097
Stratagene Corp.	812	8,502
Tanox, Inc. (a)	1,815	34,630
Targeted Genetics Corp. (a)	5,053	2,476
Techne Corp. (a)	1,543	91,762
Telik, Inc. (a)	1,501	33,202
Third Wave Technologies, Inc. (a)	3,002	9,276
Threshold Pharmaceuticals, Inc.	1,897	28,550
Trimeris, Inc. (a)	826	10,358
United Therapeutics Corp. (a)	826	50,915
Vasogen, Inc. (a)(d)	2,693	7,940
Vertex Pharmaceuticals, Inc. (a)	3,820	165,177
ViaCell, Inc. (a)	1,410	7,346
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vion Pharmaceuticals, Inc. (a)	3,559	$8,542
XOMA Ltd. (a)	3,044	5,114
Zymogenetics, Inc. (a)	2,587	57,276
		10,641,009
Health Care Equipment & Supplies - 2.5%
Abaxis, Inc. (a)	1,056	23,221
Abiomed, Inc. (a)	1,833	19,063
Aksys Ltd. (a)(d)	1,455	2,488
Align Technology, Inc. (a)	2,470	20,155
American Medical Systems Holdings, Inc. (a)	2,643	57,274
Analogic Corp.	476	25,680
Angiodynamics, Inc. (a)	394	9,893
Anika Therapeutics, Inc. (a)	1,153	15,819
Arrow International, Inc.	1,641	50,773
ArthroCare Corp. (a)	924	41,737
Aspect Medical Systems, Inc. (a)	1,109	29,710
BioLase Technology, Inc.	979	7,509
Biomet, Inc.	8,884	323,378
Biosite, Inc. (a)	686	37,099
BioVeris Corp. (a)	918	3,957
Bruker BioSciences Corp. (a)	4,176	18,667
Candela Corp. (a)	607	11,624
Cardiac Science Corp. (a)	367	3,670
Cardiodynamics International Corp. (a)	2,698	3,507
Cerus Corp. (a)	675	7,310
Conceptus, Inc. (a)	1,028	14,731
CONMED Corp. (a)	1,187	22,980
Conor Medsystems, Inc. (a)	1,144	29,458
Cutera, Inc. (a)	393	10,646
Cyberonics, Inc. (a)	882	23,964
Cytyc Corp. (a)	4,201	121,115
Dade Behring Holdings, Inc.	3,381	123,339
Datascope Corp.	602	22,966
DENTSPLY International, Inc.	2,785	158,717
DexCom, Inc.	894	15,600
Dionex Corp. (a)	812	44,554
Encore Medical Corp. (a)	1,791	10,674
Endologix, Inc. (a)	2,176	10,619
Epix Pharmaceuticals, Inc. (a)	902	3,924
ev3, Inc.	2,548	42,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Exactech, Inc. (a)	689	$8,750
Foxhollow Technologies, Inc. (a)	796	21,142
Gen-Probe, Inc. (a)	1,809	90,378
Given Imaging Ltd. (a)	1,215	27,994
HealthTronics, Inc. (a)	1,054	7,663
Hologic, Inc. (a)	1,418	67,823
I-Flow Corp. (a)	1,390	19,085
ICU Medical, Inc. (a)	616	21,622
IDEXX Laboratories, Inc. (a)	1,257	98,775
Immucor, Inc. (a)	1,555	46,370
INAMED Corp. (a)	1,395	123,360
Integra LifeSciences Holdings Corp. (a)	1,019	40,597
Intermagnetics General Corp. (a)	1,516	44,601
IntraLase Corp. (a)	901	16,696
Intuitive Surgical, Inc. (a)	1,255	113,201
IRIS International, Inc. (a)	641	14,570
Kensey Nash Corp. (a)	546	13,366
Kyphon, Inc. (a)	1,529	54,601
Laserscope, Inc. (a)	983	21,498
LifeCell Corp. (a)	1,025	22,612
Lifecore Biomedical, Inc. (a)	888	11,615
Meridian Bioscience, Inc.	1,305	29,088
Merit Medical Systems, Inc. (a)	928	13,224
Molecular Devices Corp. (a)	714	22,727
Natus Medical, Inc. (a)	659	13,154
Neogen Corp. (a)	843	19,136
NeuroMetrix, Inc. (a)	546	19,612
NMT Medical, Inc. (a)	284	6,759
Nutraceutical International Corp. (a)	1,148	16,497
NuVasive, Inc. (a)	968	17,898
NxStage Medical, Inc.	638	9,021
OccuLogix, Inc. (a)(d)	1,451	5,282
OraSure Technologies, Inc. (a)	1,665	15,851
Orthofix International NV (a)	532	22,078
Orthovita, Inc. (a)	2,918	11,818
Palomar Medical Technologies, Inc. (a)	738	23,579
PolyMedica Corp.	868	35,102
Possis Medical, Inc. (a)	846	7,910
Quidel Corp. (a)	1,847	20,760
Regeneration Technologies, Inc. (a)	1,154	8,482
Respironics, Inc. (a)	2,447	88,973
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Schick Technologies, Inc. (a)	500	$21,695
Somanetics Corp. (a)	482	12,204
SonoSite, Inc. (a)	686	27,687
Staar Surgical Co. (a)	972	7,893
Stereotaxis, Inc. (a)	1,600	21,168
SurModics, Inc. (a)	644	24,961
Syneron Medical Ltd. (a)	797	21,838
Synovis Life Technologies, Inc. (a)	445	4,201
The Spectranetics Corp. (a)	1,018	11,666
Thermogenesis Corp. (a)	3,102	12,377
Thoratec Corp. (a)	2,198	44,224
TriPath Imaging, Inc. (a)	1,637	10,591
Urologix, Inc. (a)	720	2,700
Utah Medical Products, Inc.	560	18,486
Varian, Inc. (a)	1,243	49,596
Vascular Solutions, Inc. (a)(d)	1,111	7,866
Ventana Medical Systems, Inc. (a)	1,319	47,840
Vital Signs, Inc.	574	29,308
Wright Medical Group, Inc. (a)	1,327	25,651
Young Innovations, Inc.	476	16,041
Zoll Medical Corp. (a)	392	10,290
		3,089,824
Health Care Providers & Services - 2.2%
Accelrys, Inc. (a)	1,155	7,161
Allied Healthcare International, Inc. (a)	3,071	14,864
Allscripts Healthcare Solutions, Inc. (a)	2,167	40,631
Amedisys, Inc. (a)	625	20,113
America Service Group, Inc. (a)	436	7,870
AMICAS, Inc. (a)	2,446	12,010
AmSurg Corp. (a)	1,235	27,059
Andrx Corp. (a)	2,914	57,114
BioScrip, Inc. (a)	1,489	10,676
Cerner Corp. (a)	2,766	115,149
Computer Programs & Systems, Inc.	574	26,381
Corvel Corp. (a)	420	8,190
Cross Country Healthcare, Inc. (a)	1,452	26,586
Dendrite International, Inc. (a)	1,592	21,174
Dialysis Corp. of America (a)	513	6,464
Eclipsys Corp. (a)	1,942	49,948
Emageon, Inc.	706	12,390
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emdeon Corp. (a)	12,349	$130,158
eResearchTechnology, Inc. (a)	1,958	28,802
Express Scripts, Inc. (a)	5,414	472,480
Genesis HealthCare Corp. (a)	770	30,608
Gentiva Health Services, Inc. (a)	1,483	24,707
HealthExtras, Inc. (a)	1,606	49,722
Healthways, Inc. (a)	1,213	52,826
Henry Schein, Inc. (a)	2,991	139,530
Horizon Health Corp. (a)	407	9,389
Hythiam, Inc. (a)	1,855	13,356
ICON PLC sponsored ADR (a)	490	23,520
LCA-Vision, Inc.	831	36,232
LHC Group, Inc.	250	4,053
Lifeline Systems, Inc. (a)	488	23,268
LifePoint Hospitals, Inc. (a)	2,016	62,617
Lincare Holdings, Inc. (a)	3,622	148,140
Magellan Health Services, Inc. (a)	1,020	38,954
Matria Healthcare, Inc. (a)	630	27,260
Medcath Corp. (a)	485	11,116
Merge Technologies, Inc. (a)	669	12,932
MWI Veterinary Supply, Inc.	466	14,143
National Medical Health Card Systems, Inc. (a)	444	13,431
Nighthawk Radiology Holdings, Inc.	1,126	26,652
Odyssey Healthcare, Inc. (a)	1,372	25,821
Omnicell, Inc. (a)	1,063	12,288
Option Care, Inc.	1,693	23,736
PAREXEL International Corp. (a)	1,145	29,335
Patterson Companies, Inc. (a)	4,917	177,209
PDI, Inc. (a)	591	5,739
Per-Se Technologies, Inc. (a)	1,320	33,343
Pharmaceutical Product Development, Inc.	1,994	138,762
Phase Forward, Inc. (a)	1,299	12,912
PRA International (a)	789	20,790
Providence Service Corp. (a)	756	23,307
PSS World Medical, Inc. (a)	2,904	50,181
Psychiatric Solutions, Inc. (a)	1,648	54,433
Radiation Therapy Services, Inc. (a)	597	16,949
ResCare, Inc. (a)	1,271	23,247
Rotech Healthcare, Inc. (a)	755	11,280
Rural/Metro Corp. (a)	1,029	8,870
SFBC International, Inc. (a)(d)	560	13,216
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	1,343	$8,568
Symbion, Inc. (a)	643	15,162
TLC Vision Corp. (a)	2,698	15,982
TriZetto Group, Inc. (a)	2,222	37,241
U.S. Physical Therapy, Inc. (a)	645	12,416
United Surgical Partners International, Inc. (a)	1,654	58,138
VCA Antech, Inc. (a)	3,103	86,729
Ventiv Health, Inc. (a)	668	18,610
VistaCare, Inc. Class A (a)	689	9,336
Vital Images, Inc. (a)	486	16,135
WebMD Health Corp. Class A	326	12,114
		2,829,525
Pharmaceuticals - 1.7%
Acusphere, Inc. (a)	2,008	11,707
Adams Respiratory Therapeutics, Inc.	1,053	39,498
Adolor Corp. (a)	1,274	34,997
Advancis Pharmaceutical Corp. (a)	401	882
American Pharmaceutical Partners, Inc. (a)	2,767	83,674
Aspreva Pharmaceuticals Corp.	1,245	32,545
Atherogenics, Inc. (a)	1,599	25,776
Auxilium Pharmaceuticals, Inc. (a)	1,265	9,235
Axcan Pharma, Inc. (a)	1,847	22,337
Barrier Therapeutics, Inc. (a)	797	8,058
Cardiome Pharma Corp. (a)	1,619	19,351
CNS., Inc.	377	7,838
Columbia Laboratories, Inc. (a)	1,448	6,559
Connetics Corp. (a)	1,299	20,628
Corgentech, Inc. (a)	1,156	10,173
Cypress Bioscience, Inc. (a)	1,440	8,611
DepoMed, Inc. (a)	2,877	18,844
Discovery Laboratories, Inc. (a)	1,805	13,700
Draxis Health, Inc. (a)	1,243	5,766
Durect Corp. (a)	2,237	12,729
Endo Pharmaceuticals Holdings, Inc. (a)	5,000	157,600
Epicept Corp. (a)	313	1,020
First Horizon Pharmaceutical Corp. (a)	1,508	30,944
Flamel Technologies SA sponsored ADR (a)	747	17,823
Hi-Tech Pharmacal Co., Inc. (a)	388	9,560
Hollis-Eden Pharmaceuticals, Inc. (a)	735	4,682
Inspire Pharmaceuticals, Inc. (a)	1,344	6,787
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ista Pharmaceuticals, Inc. (a)	1,075	$6,579
Kos Pharmaceuticals, Inc. (a)	1,672	73,351
Medicines Co. (a)	1,837	37,456
MGI Pharma, Inc. (a)	3,293	58,056
Nastech Pharmaceutical Co., Inc. (a)	938	19,679
New River Pharmaceuticals, Inc. (a)	1,802	55,105
NitroMed, Inc. (a)	1,150	13,513
Noven Pharmaceuticals, Inc. (a)	1,081	16,291
Novogen Ltd. sponsored ADR (a)	310	4,945
Pain Therapeutics, Inc. (a)	2,055	22,173
Penwest Pharmaceuticals Co. (a)	784	18,228
Perrigo Co.	2,792	44,365
Pharmos Corp. (a)	1,334	2,841
Pozen, Inc. (a)	1,140	19,813
Salix Pharmaceuticals Ltd. (a)	1,902	29,976
Santarus, Inc. (a)	1,321	9,894
Sepracor, Inc. (a)	3,861	221,274
Shire PLC sponsored ADR	1,702	80,981
Somaxon Pharmaceuticals, Inc.	702	13,120
SuperGen, Inc. (a)	1,791	9,116
Taro Pharmaceutical Industries Ltd. (a)(d)	1,033	17,075
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,020	714,670
ViroPharma, Inc. (a)	2,182	42,222
Vivus, Inc. (a)	2,988	9,831
Xenoport, Inc.	570	10,955
Zila, Inc. (a)	3,366	12,589
		2,185,422
TOTAL HEALTH CARE		18,745,780
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	630	14,767
Argon ST, Inc. (a)	1,034	30,720
BE Aerospace, Inc. (a)	2,544	61,031
Ceradyne, Inc. (a)	979	59,602
Elbit Systems Ltd.	1,613	37,099
Essex Corp. (a)	768	17,280
Herley Industries, Inc. (a)	1,150	21,632
Innovative Solutions & Support, Inc. (a)	800	11,288
Ionatron, Inc. (a)(d)	3,894	44,625
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Kaman Corp.	1,424	$32,339
KVH Industries, Inc. (a)	501	5,261
MTC Technologies, Inc. (a)	616	16,995
Sypris Solutions, Inc.	916	9,499
		362,138
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	2,018	16,184
C.H. Robinson Worldwide, Inc.	5,878	263,452
Dynamex, Inc. (a)	520	10,566
EGL, Inc. (a)	1,732	70,059
Expeditors International of Washington, Inc.	3,977	309,371
Forward Air Corp.	1,503	53,326
Hub Group, Inc. Class A (a)	789	32,901
Pacer International, Inc.	1,459	46,469
Park-Ohio Holdings Corp. (a)	681	14,110
UTI Worldwide, Inc.	1,156	120,952
		937,390
Airlines - 0.3%
Frontier Airlines, Inc. (a)	1,288	9,274
JetBlue Airways Corp. (a)	5,412	61,697
MAIR Holdings, Inc. (a)	526	2,688
Mesa Air Group, Inc. (a)	1,535	17,530
Pinnacle Airlines Corp. (a)	1,209	9,128
Republic Airways Holdings, Inc. (a)	1,259	17,651
Ryanair Holdings PLC sponsored ADR (a)	2,284	121,258
SkyWest, Inc.	2,288	66,283
UAL Corp. (a)	3,300	117,051
World Air Holdings, Inc. (a)	778	6,745
		429,305
Building Products - 0.1%
Aaon, Inc. (a)	731	15,987
American Woodmark Corp.	601	20,434
Apogee Enterprises, Inc.	1,455	25,157
Builders FirstSource, Inc.	1,053	24,967
Quixote Corp.	462	10,372
Universal Forest Products, Inc.	686	42,415
		139,332
Commercial Services & Supplies - 1.6%
Advisory Board Co. (a)	765	41,287
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Ecology Corp.	775	$14,741
Barrett Business Services, Inc. (a)	384	9,243
BB Holdings Ltd. (non-vtg.)	2,824	17,932
Casella Waste Systems, Inc. Class A (a)	1,112	15,735
CBIZ, Inc. (a)	4,416	32,060
Cintas Corp.	6,003	246,663
Clean Harbors, Inc. (a)	740	24,405
Coinstar, Inc. (a)	1,025	26,445
Copart, Inc. (a)	3,678	95,040
Corporate Executive Board Co.	1,413	141,300
CoStar Group, Inc. (a)	714	36,850
CRA International, Inc. (a)	448	20,944
DiamondCluster International, Inc. (a)	1,692	16,531
Duratek, Inc. (a)	757	16,593
Exponent, Inc. (a)	655	20,829
FirstService Corp. (sub. vtg.) (a)	1,296	32,784
G&K Services, Inc. Class A	868	33,939
Healthcare Services Group, Inc.	898	16,577
Heidrick & Struggles International, Inc. (a)	896	33,152
Herman Miller, Inc.	2,575	77,739
Hudson Highland Group, Inc. (a)	920	15,263
Huron Consulting Group, Inc. (a)	672	18,440
ICT Group, Inc. (a)	778	18,470
Integrated Alarm Services Group, Inc. (a)(d)	1,413	4,451
Intersections, Inc. (a)	626	5,703
Kelly Services, Inc. Class A (non-vtg.)	1,431	38,623
Kenexa Corp.	896	23,941
Kforce, Inc. (a)	1,609	19,485
Layne Christensen Co. (a)	476	13,276
Learning Tree International, Inc. (a)	930	10,890
LECG Corp. (a)	672	10,866
McGrath RentCorp.	1,179	32,446
Mobile Mini, Inc. (a)	700	38,136
Monster Worldwide, Inc. (a)	4,235	207,346
NCO Group, Inc. (a)	1,047	23,526
On Assignment, Inc. (a)	1,571	17,422
OneSource Services, Inc. (a)	176	2,586
PICO Holdings, Inc. (a)	395	13,339
PRG-Schultz International, Inc. (a)	3,086	1,481
Resources Connection, Inc. (a)	1,910	52,563
School Specialty, Inc. (a)	700	24,416
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
SOURCECORP, Inc. (a)	728	$18,637
Stericycle, Inc. (a)	1,309	79,129
Synagro Technologies, Inc.	2,740	13,097
Taleo Corp. Class A	676	9,336
Teletech Holdings, Inc. (a)	3,128	38,631
Tetra Tech, Inc. (a)	2,039	36,315
TRM Corp. (a)	936	8,424
United Stationers, Inc. (a)	1,145	56,678
Waste Industries USA, Inc.	663	10,277
Waste Services, Inc. (a)	2,252	7,702
WCA Waste Corp. (a)	839	6,108
West Corp. (a)	2,613	113,744
		1,961,536
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	2,385	114,480
Insituform Technologies, Inc. Class A (a)	1,047	28,175
Washington Group International, Inc.	983	57,378
Williams Scotsman International, Inc.	1,403	31,329
		231,362
Electrical Equipment - 0.6%
Active Power, Inc. (a)	1,467	6,836
American Power Conversion Corp.	7,325	149,650
American Superconductor Corp. (a)	1,057	10,655
Artesyn Technologies, Inc. (a)	1,920	20,928
Capstone Turbine Corp. (a)	4,047	12,789
Color Kinetics, Inc. (a)	769	13,434
Deswell Industries, Inc.	801	8,138
Distributed Energy Systems Corp. (a)	1,110	10,356
Encore Wire Corp. (a)	960	29,942
Energy Conversion Devices, Inc. (a)	1,206	56,501
Evergreen Solar, Inc. (a)	2,277	35,498
Franklin Electric Co., Inc.	700	31,395
FuelCell Energy, Inc. (a)(d)	1,913	21,292
Genlyte Group, Inc. (a)	924	57,177
Hydrogenics Corp. (a)	2,740	10,877
II-VI, Inc. (a)	1,319	23,993
LSI Industries, Inc.	1,345	20,901
Medis Technologies Ltd. (a)(d)	1,193	22,667
Microvision, Inc. (a)(d)	2,193	7,588
Plug Power, Inc. (a)	2,893	14,725
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Powell Industries, Inc. (a)	714	$16,101
Power-One, Inc. (a)	3,450	19,562
Preformed Line Products Co.	179	7,348
Ultralife Batteries, Inc. (a)	840	10,458
Valence Technology, Inc. (a)(d)	3,618	8,321
Vicor Corp.	1,479	29,417
Woodward Governor Co.	1,344	43,210
		699,759
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	924	32,599
Westaim Corp. (a)	4,139	21,858
		54,457
Machinery - 1.0%
3D Systems Corp. (a)	630	11,970
A.S.V., Inc. (a)	1,291	41,544
American Railcar Industries, Inc.	700	23,520
American Science & Engineering, Inc. (a)	390	29,675
Astec Industries, Inc. (a)	705	25,324
Bucyrus International, Inc. Class A	528	33,253
Columbus McKinnon Corp. (NY Shares) (a)	571	15,360
Commercial Vehicle Group, Inc. (a)	617	11,291
Dynamic Materials Corp.	416	13,603
Flanders Corp. (a)	1,202	13,162
Flow International Corp. (a)	1,990	26,009
FreightCar America, Inc.	445	31,373
Gehl Co. (a)	360	11,912
Joy Global, Inc.	4,744	244,601
Lincoln Electric Holdings, Inc.	1,431	66,055
Middleby Corp. (a)	309	29,262
Nordson Corp.	1,327	66,244
PACCAR, Inc.	6,128	428,163
Pure Cycle Corp. (a)	1,466	15,598
Sun Hydraulics Corp.	304	6,913
Tecumseh Products Co.:
Class A (non-vtg.) (a)	490	11,079
Class B	514	10,414
TurboChef Technologies, Inc. (a)	871	11,584
Volvo AB sponsored ADR	669	29,188
		1,207,097
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.2%
Alexander & Baldwin, Inc.	1,740	$84,790
American Commercial Lines, Inc.	1,100	41,800
Aries Maritime Transport Ltd.	938	13,235
DryShips, Inc.	1,056	11,627
Eagle Bulk Shipping, Inc. (d)	797	10,353
Genco Shipping & Trading Ltd.	726	11,856
Stolt-Nielsen SA Class B sponsored ADR	976	30,520
		204,181
Road & Rail - 0.7%
AMERCO (a)	657	58,368
Arkansas Best Corp.	952	39,565
Celadon Group, Inc. (a)	1,110	26,751
Covenant Transport, Inc. Class A (a)	804	12,462
Frozen Food Express Industries, Inc. (a)	1,600	18,656
Heartland Express, Inc.	2,715	62,798
J.B. Hunt Transport Services, Inc.	5,671	134,176
Landstar System, Inc.	2,078	96,814
Marten Transport Ltd. (a)	1,134	26,524
Old Dominion Freight Lines, Inc. (a)	1,260	33,214
P.A.M. Transportation Services, Inc. (a)	605	12,723
Patriot Transportation Holding, Inc. (a)	223	15,110
SCS Transportation, Inc. (a)	857	23,165
Swift Transportation Co., Inc. (a)	3,083	73,499
U.S. Xpress Enterprises, Inc. Class A (a)	650	11,089
Universal Truckload Services, Inc.	521	12,858
USA Truck, Inc. (a)	403	11,860
Vitran Corp., Inc. (a)	367	7,462
Werner Enterprises, Inc.	3,320	64,508
YRC Worldwide, Inc. (a)	2,125	101,660
		843,262
Trading Companies & Distributors - 0.3%
Aceto Corp.	918	6,802
Beacon Roofing Supply, Inc. (a)	952	37,376
Electro Rent Corp. (a)	1,529	22,782
Fastenal Co.	5,570	244,579
H&E Equipment Services, Inc.	1,205	30,233
Lawson Products, Inc.	560	19,818
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
NuCo2, Inc. (a)	586	$17,551
UAP Holding Corp.	1,844	40,125
		419,266
TOTAL INDUSTRIALS		7,489,085
INFORMATION TECHNOLOGY - 50.1%
Communications Equipment - 8.6%
3Com Corp. (a)	14,178	65,928
ADC Telecommunications, Inc. (a)	4,585	116,092
Adtran, Inc.	2,842	78,212
Airspan Networks, Inc. (a)	1,424	8,758
Alvarion Ltd. (a)	2,474	23,107
Anaren, Inc. (a)	1,112	19,104
Andrew Corp. (a)	5,841	79,204
Arris Group, Inc. (a)	3,422	43,425
AudioCodes Ltd. (a)	1,830	21,008
Avanex Corp. (a)(d)	5,449	7,738
Avici Systems, Inc. (a)	1,125	4,061
Avocent Corp. (a)	1,891	63,178
Bel Fuse, Inc. Class B (non-vtg.)	349	11,555
Black Box Corp.	728	34,784
Blue Coat Systems, Inc. (a)	374	7,940
Bookham, Inc. (a)	1,371	9,570
C-COR, Inc. (a)	2,008	14,257
Carrier Access Corp. (a)	2,315	11,807
Centillium Communications, Inc. (a)	1,637	4,846
CIENA Corp. (a)	21,854	87,853
Cisco Systems, Inc. (a)	220,653	4,466,017
Comtech Telecommunications Corp. (a)	969	30,359
Comverse Technology, Inc. (a)	7,395	212,680
Digi International, Inc. (a)	540	5,870
Ditech Communications Corp. (a)	1,539	15,867
ECI Telecom Ltd. (a)	5,113	44,585
EFJ, Inc. (a)	1,805	20,938
Endwave Corp. (a)(d)	293	2,731
Extreme Networks, Inc. (a)	5,043	23,349
F5 Networks, Inc. (a)	1,454	98,610
Finisar Corp. (a)	9,056	25,176
Foundry Networks, Inc. (a)	4,906	68,880
Glenayre Technologies, Inc. (a)	3,005	11,720
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harmonic, Inc. (a)	3,044	$17,564
Inter-Tel, Inc.	1,061	20,827
InterDigital Communication Corp. (a)	2,239	57,654
Ituran Location & Control Ltd.	732	12,444
Ixia (a)	2,544	30,681
JDS Uniphase Corp. (a)	59,727	181,570
Juniper Networks, Inc. (a)	20,438	375,855
Loral Space & Communications Ltd. (a)	700	18,879
MRV Communications, Inc. (a)	5,435	15,925
NETGEAR, Inc. (a)	1,173	20,129
Network Engines, Inc. (a)	1,707	3,721
Nice Systems Ltd. sponsored ADR (a)	350	18,221
NMS Communications Corp. (a)	1,892	6,736
Oplink Communications, Inc. (a)	1,074	17,560
Orckit Communications Ltd. (a)	711	17,775
Packeteer, Inc. (a)	1,427	17,067
PC-Tel, Inc. (a)	1,056	7,973
Polycom, Inc. (a)	3,709	72,029
Powerwave Technologies, Inc. (a)	4,908	72,049
Qiao Xing Universal Telephone, Inc. (a)(d)	791	5,418
QUALCOMM, Inc.	59,567	2,812,158
RADWARE Ltd. (a)	871	17,359
Redback Networks, Inc. (a)	1,927	36,517
Research In Motion Ltd. (a)	6,908	488,968
SafeNet, Inc. (a)	906	22,578
SCM Microsystems, Inc. (a)	1,441	4,971
SeaChange International, Inc. (a)	1,242	11,190
Sierra Wireless, Inc. (a)	709	8,425
Sirenza Microdevices, Inc. (a)	1,792	14,479
Sonus Networks, Inc. (a)	8,487	41,162
SpectraLink Corp.	825	10,205
Stratex Networks, Inc. (a)	4,343	22,323
Superior Essex, Inc. (a)	635	16,618
Sycamore Networks, Inc. (a)	10,992	51,333
Symmetricom, Inc. (a)	2,292	20,559
Tekelec (a)	2,478	33,230
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,643	158,326
Tellabs, Inc. (a)	17,017	249,980
Terayon Communication Systems, Inc. (a)	3,436	9,208
Tollgrade Communications, Inc. (a)	668	9,519
UTStarcom, Inc. (a)	3,908	24,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)	1,103	$29,616
Westell Technologies, Inc. Class A (a)	2,092	9,937
WJ Communications, Inc. (a)	3,170	5,896
Zhone Technologies, Inc. (a)	8,566	20,901
		10,859,169
Computers & Peripherals - 5.4%
ActivCard Corp. (a)	2,036	7,452
Adaptec, Inc. (a)	4,760	29,798
Advanced Digital Information Corp. (a)	2,586	22,395
Apple Computer, Inc. (a)	30,203	2,070,114
Avid Technology, Inc. (a)	1,476	69,136
Brocade Communications Systems, Inc. (a)	10,103	53,243
Concurrent Computer Corp. (a)	3,240	8,489
Cray, Inc. (a)	2,796	5,480
Creative Technology Ltd. (Nasdaq)	3,184	24,453
Dell, Inc. (a)	84,459	2,449,311
Dot Hill Systems Corp. (a)	1,371	9,268
Electronics for Imaging, Inc. (a)	2,022	54,230
Hutchinson Technology, Inc. (a)	1,005	27,648
InFocus Corp. (a)	2,417	9,813
Intergraph Corp. (a)	1,160	42,062
Komag, Inc. (a)	1,047	49,041
Lexar Media, Inc. (a)(d)	2,669	17,882
Logitech International SA sponsored ADR (a)	506	20,518
M-Systems Flash Disk Pioneers Ltd. (a)	1,117	30,159
McDATA Corp.:
Class A (a)	4,892	21,623
Class B (a)	1,721	6,918
Mobility Electronics, Inc. (a)	1,274	12,014
Neoware Systems, Inc. (a)	692	16,975
Network Appliance, Inc. (a)	13,226	438,574
Novatel Wireless, Inc. (a)	1,330	10,853
Palm, Inc. (a)	1,807	74,629
Presstek, Inc. (a)	1,861	23,579
QLogic Corp. (a)	2,980	122,597
Rackable Systems, Inc.	635	25,038
Rimage Corp. (a)	146	3,180
SanDisk Corp. (a)	6,613	399,028
SBS Technologies, Inc. (a)	1,000	11,090
Scailex Corp. Ltd. (Israel) (a)	2,233	12,966
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SimpleTech, Inc. (a)	1,906	$7,929
Stratasys, Inc. (a)	352	9,669
Sun Microsystems, Inc. (a)	122,711	511,705
Synaptics, Inc. (a)	1,123	26,379
Transact Technologies, Inc. (a)	552	5,222
		6,740,460
Electronic Equipment & Instruments - 1.9%
Aeroflex, Inc. (a)	3,362	43,706
Agilysys, Inc.	1,623	23,193
Applied Films Corp. (a)	476	9,144
Bell Microproducts, Inc. (a)	2,080	12,501
Brightpoint, Inc. (a)	1,800	50,922
CalAmp Corp. (a)	1,019	10,241
CDW Corp.	2,925	166,316
Cherokee International Corp. (a)	677	3,473
Cogent, Inc. (a)	3,219	74,874
Cognex Corp.	1,683	46,299
Coherent, Inc. (a)	1,187	38,530
CyberOptics Corp. (a)	436	6,723
Daktronics, Inc.	924	32,747
DTS, Inc. (a)	809	14,926
Echelon Corp. (a)	1,707	13,827
Electro Scientific Industries, Inc. (a)	1,243	31,025
Excel Technology, Inc. (a)	588	17,558
FARO Technologies, Inc. (a)	644	10,298
Flextronics International Ltd. (a)	19,954	215,304
FLIR Systems, Inc. (a)	2,447	63,230
Global Imaging Systems, Inc. (a)	756	27,292
GSI Group, Inc. (a)	1,913	25,213
Identix, Inc. (a)	3,993	32,623
INTAC International (a)	680	4,080
International DisplayWorks, Inc. (a)	1,056	6,991
Itron, Inc. (a)	812	48,282
Lipman Electronic Engineer Ltd. (Nasdaq) (a)	934	22,911
Littelfuse, Inc. (a)	938	26,958
LoJack Corp. (a)	983	22,363
M-Flex Electronix, Inc. (a)	1,049	59,730
Magal Security Systems Ltd. (a)	361	4,505
Measurement Specialties, Inc. (a)	501	12,234
Mechanical Technology, Inc. (a)	1,113	4,107
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mercury Computer Systems, Inc. (a)	910	$15,688
Merix Corp. (a)	818	7,918
Methode Electronics, Inc. Class A	1,479	18,147
Metrologic Instruments, Inc. (a)	585	13,110
Molex, Inc.	3,930	125,092
Molex, Inc. Class A (non-vtg.)	3,150	89,460
MTS Systems Corp.	1,019	40,271
National Instruments Corp.	2,883	93,553
Newport Corp. (a)	1,693	30,034
NovAtel, Inc. (a)	392	12,971
NU Horizons Electronics Corp. (a)	1,535	13,401
Optimal Group, Inc. Class A (a)	1,341	24,755
Orbotech Ltd. (a)	1,313	31,289
OSI Systems, Inc. (a)	661	13,716
PC Connection, Inc. (a)	1,288	7,058
Pemstar, Inc. (a)	2,876	6,644
PFSweb, Inc. (a)	637	1,032
Photon Dynamics, Inc. (a)	714	15,130
Planar Systems, Inc. (a)	609	9,464
Plexus Corp. (a)	1,875	62,925
RadiSys Corp. (a)	882	16,088
Richardson Electronics Ltd.	1,126	9,526
Rofin-Sinar Technologies, Inc. (a)	532	28,026
Sanmina-SCI Corp. (a)	20,007	77,227
ScanSource, Inc. (a)	490	28,474
Smart Modular Tech WWH, Inc.	1,986	17,378
SpatiaLight, Inc. (a)(d)	2,904	8,799
Staktek Holdings, Inc. (a)	1,857	10,269
Sunpower Corp. Class A	223	9,790
Suntron Corp. (a)	2,554	6,640
Superconductor Technologies, Inc. (a)	3,296	1,614
Taser International, Inc. (a)(d)	2,529	24,177
Tech Data Corp. (a)	2,078	86,299
Trimble Navigation Ltd. (a)	1,958	80,102
TTM Technologies, Inc. (a)	1,665	21,495
Universal Display Corp. (a)	1,242	17,636
Viisage Technology, Inc. (a)(d)	818	15,035
X-Rite, Inc.	1,126	14,357
Xyratex Ltd. (a)	1,525	38,583
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Zomax, Inc. (a)	2,176	$4,461
Zygo Corp. (a)	945	16,245
		2,346,005
Internet Software & Services - 6.6%
24/7 Real Media, Inc. (a)	2,476	21,863
Akamai Technologies, Inc. (a)	4,981	131,997
Aladdin Knowledge Systems Ltd. (a)	499	10,115
aQuantive, Inc. (a)	2,586	68,762
Ariba, Inc. (a)	2,615	26,673
Art Technology Group, Inc. (a)	4,718	13,824
AsiaInfo Holdings, Inc. (a)	2,120	9,243
Autobytel, Inc. (a)	1,637	7,645
Baidu.com, Inc. sponsored ADR (d)	135	6,942
Bankrate, Inc. (a)	949	34,306
Chordiant Software, Inc. (a)	3,352	11,095
Click Commerce, Inc. (a)(d)	421	10,618
CMGI, Inc. (a)	16,986	24,800
CNET Networks, Inc. (a)	5,620	77,781
Corillian Corp. (a)	1,409	5,439
Cryptologic, Inc.	444	11,138
DealerTrack Holdings, Inc.	1,100	25,421
Digital Insight Corp. (a)	1,355	44,783
Digital River, Inc. (a)	1,243	46,787
Digitas, Inc. (a)	3,824	54,033
EarthLink, Inc. (a)	4,819	47,804
eBay, Inc. (a)	50,241	2,012,654
eCollege.com (a)	790	16,298
Entrust, Inc. (a)	3,240	11,988
Equinix, Inc. (a)	853	44,731
Google, Inc. Class A (sub. vtg.) (a)	7,164	2,597,810
Greenfield Online, Inc. (a)	611	4,283
Homestore, Inc. (a)	5,813	36,157
Housevalues, Inc. (a)(d)	797	10,760
InfoSpace, Inc. (a)	1,313	31,656
Internet Capital Group, Inc. (a)	1,364	12,412
Interwoven, Inc. (a)	1,396	12,145
iPass, Inc. (a)	2,264	16,708
IPIX Corp. (a)	551	1,030
iVillage, Inc. (a)	3,713	30,261
j2 Global Communications, Inc. (a)	952	41,507
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Jupitermedia Corp. (a)	1,583	$23,492
Keynote Systems, Inc. (a)	1,196	13,455
Kintera, Inc. (a)	1,525	3,355
LivePerson, Inc. (a)	2,134	11,737
LookSmart Ltd. (a)	897	4,126
Mamma.com, Inc. (a)	1,354	3,656
Marchex, Inc. Class B (a)(d)	534	11,716
MatrixOne, Inc. (a)	2,670	16,207
MIVA, Inc. (a)	874	3,819
NaviSite, Inc. (a)	3,720	6,808
Neoforma, Inc. (a)	902	8,939
Net2Phone, Inc. (a)	1,976	4,011
NetEase.com, Inc. sponsored ADR (a)	615	53,843
NetRatings, Inc. (a)	1,819	23,702
NIC, Inc. (a)	3,198	19,220
Online Resources Corp. (a)	916	11,633
Open Text Corp. (a)	1,621	28,278
Openwave Systems, Inc. (a)	3,346	66,418
RADVision Ltd. (a)	631	12,652
RealNetworks, Inc. (a)	6,622	52,049
S1 Corp. (a)	3,534	14,560
SAVVIS, Inc. (a)	6,246	4,435
Selectica, Inc. (a)	2,960	8,140
Sina Corp. (a)	1,809	40,467
SkillSoft PLC sponsored ADR (a)	3,450	18,527
Sohu.com, Inc. (a)	1,400	29,442
SonicWALL, Inc. (a)	3,324	22,304
Stellent, Inc. (a)	1,427	15,626
Supportsoft, Inc. (a)	1,469	6,067
The Knot, Inc. (a)	1,242	18,866
Tom Online, Inc. sponsored ADR (a)	277	6,177
Travelzoo, Inc. (a)(d)	712	13,229
Tumbleweed Communications Corp. (a)	1,976	5,572
United Online, Inc.	2,371	28,476
ValueClick, Inc. (a)	3,905	68,377
VeriSign, Inc. (a)	9,522	225,291
Vignette Corp. (a)	1,146	18,451
Vitria Technology, Inc. (a)	2,194	5,990
WebEx Communications, Inc. (a)	1,669	46,532
webMethods, Inc. (a)	2,292	17,052
Websense, Inc. (a)	952	58,843
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WebSideStory, Inc. (a)	893	$13,993
Workstream, Inc. (a)	2,706	5,574
Yahoo!, Inc. (a)	51,023	1,635,797
Zix Corp. (a)(d)	1,507	2,517
		8,280,890
IT Services - 1.7%
Acxiom Corp.	3,192	82,609
Answerthink, Inc. (a)	1,564	9,572
Applied Digital Solutions, Inc. (a)	1,955	5,279
Carreker Corp. (a)	1,223	7,240
CheckFree Corp. (a)	3,468	171,527
Cognizant Technology Solutions Corp. Class A (a)	4,833	278,429
Covansys Corp. (a)	2,181	32,671
CSG Systems International, Inc. (a)	2,218	48,752
Euronet Worldwide, Inc. (a)	1,368	47,962
Fiserv, Inc. (a)	6,611	274,357
Forrester Research, Inc. (a)	1,109	25,074
Gevity HR, Inc.	840	21,151
iGate Corp. (a)	2,796	18,593
Indus International, Inc. (a)	4,788	16,758
Infocrossing, Inc. (a)(d)	1,082	12,724
Infosys Technologies Ltd. sponsored ADR	1,324	93,739
infoUSA, Inc.	2,530	29,728
Intrado, Inc. (a)	717	18,398
iPayment, Inc. (a)	573	24,484
Kanbay International, Inc. (a)	1,170	19,867
Lightbridge, Inc. (a)	1,479	14,509
Lionbridge Technologies, Inc. (a)	1,994	14,277
ManTech International Corp. Class A (a)	700	19,670
Ness Technologies, Inc. (a)	1,125	12,623
Paychex, Inc.	13,562	543,158
Pegasus Solutions, Inc. (a)	1,154	10,663
RightNow Technologies, Inc. (a)	1,035	17,067
Sapient Corp. (a)	5,732	42,990
SI International, Inc. (a)	569	18,527
SM&A (a)	1,042	7,002
Sykes Enterprises, Inc. (a)	2,194	29,224
Syntel, Inc.	1,529	25,993
TALX Corp.	1,260	40,270
Telvent GIT SA (a)	1,300	17,028
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tier Technologies, Inc. Class B (a)	1,392	$10,579
Zanett, Inc. (a)	3,464	11,882
		2,074,376
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,491	109,953
Semiconductors & Semiconductor Equipment - 10.5%
8X8, Inc. (a)(d)	5,660	9,509
Actel Corp. (a)	941	13,729
ADE Corp. (a)	770	25,472
Advanced Analogic Technologies, Inc.	1,569	18,734
Advanced Energy Industries, Inc. (a)	1,400	20,048
Alliance Semiconductor Corp. (a)	2,390	6,238
Altera Corp. (a)	13,396	268,456
AMIS Holdings, Inc. (a)	2,526	21,774
Amkor Technology, Inc. (a)	6,593	58,546
Applied Materials, Inc.	57,747	1,059,080
Applied Micro Circuits Corp. (a)	11,993	43,295
ARM Holdings PLC sponsored ADR	1,924	13,853
ASE Test Ltd. (a)	4,140	33,368
ASM International NV (Nasdaq) (a)	941	17,484
ASML Holding NV (NY Shares) (a)	5,097	105,406
Asyst Technologies, Inc. (a)	1,697	16,563
Atheros Communications, Inc. (a)	1,632	33,587
ATI Technologies, Inc. (a)	9,096	144,828
Atmel Corp. (a)	18,838	85,713
ATMI, Inc. (a)	1,229	36,907
Axcelis Technologies, Inc. (a)	4,287	29,623
Broadcom Corp. Class A (a)	15,802	712,512
Brooks Automation, Inc. (a)	2,845	44,638
Cabot Microelectronics Corp. (a)	924	31,527
California Micro Devices Corp. (a)	1,376	8,380
Camtek Ltd. (a)	2,795	14,255
Ceva, Inc. (a)	1,182	7,127
China Energy Savings Technology, Inc. (a)	862	5,905
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	3,099	21,848
Cirrus Logic, Inc. (a)	3,866	29,343
Cohu, Inc.	840	17,741
Conexant Systems, Inc. (a)	17,340	51,673
Credence Systems Corp. (a)	3,901	33,783
Cree, Inc. (a)	2,785	83,411
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	1,355	$60,948
Diodes, Inc. (a)	344	12,996
DSP Group, Inc. (a)	1,201	32,307
EMCORE Corp. (a)	574	4,449
Entegris, Inc. (a)	4,908	51,338
ESS Technology, Inc. (a)	1,735	6,489
Exar Corp. (a)	1,637	20,381
FEI Co. (a)	1,355	27,114
FormFactor, Inc. (a)	1,738	64,028
Genesis Microchip, Inc. (a)	1,382	29,713
Hittite Microwave Corp.	878	24,259
ICOS Vision Systems NV (a)	541	26,574
Ikanos Communications, Inc.	966	21,252
Integrated Device Technology, Inc. (a)	7,257	107,766
Integrated Silicon Solution, Inc. (a)	1,413	8,930
Intel Corp.	216,966	4,469,500
Intersil Corp. Class A	5,229	148,190
Intevac, Inc. (a)	1,223	26,820
IXYS Corp. (a)	1,549	16,574
KLA-Tencor Corp.	7,157	373,810
Kopin Corp. (a)	3,100	13,485
Kulicke & Soffa Industries, Inc. (a)	2,250	25,200
Lam Research Corp. (a)	4,903	211,319
Lattice Semiconductor Corp. (a)	4,592	20,894
Leadis Technology, Inc. (a)	965	5,230
Linear Technology Corp.	10,954	403,764
LTX Corp. (a)	2,194	12,418
Marvell Technology Group Ltd. (a)	10,192	623,954
Mattson Technology, Inc. (a)	2,064	24,933
Maxim Integrated Products, Inc.	11,610	453,835
Micrel, Inc. (a)	3,706	51,773
Microchip Technology, Inc.	7,577	266,710
Microsemi Corp. (a)	2,307	70,940
Microtune, Inc. (a)	2,941	15,881
Mindspeed Technologies, Inc. (a)	3,603	13,403
MIPS Technologies, Inc. (a)	1,857	15,599
MKS Instruments, Inc. (a)	2,109	47,157
Monolithic Power Systems, Inc. (a)	1,593	27,161
Monolithic System Technology, Inc. (a)	1,427	10,317
Nanometrics, Inc. (a)	923	12,257
Netlogic Microsystems, Inc. (a)	946	33,441
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	4,714	$126,005
NVE Corp. (a)	187	3,100
NVIDIA Corp. (a)	6,303	297,060
O2Micro International Ltd. sponsored ADR (a)	1,539	19,391
Omnivision Technologies, Inc. (a)	1,998	50,949
ON Semiconductor Corp. (a)	9,588	63,185
PDF Solutions, Inc. (a)	1,278	21,585
Pericom Semiconductor Corp. (a)	1,371	12,353
Photronics, Inc. (a)	1,327	23,315
Pixelworks, Inc. (a)	1,749	7,888
PLX Technology, Inc. (a)	1,521	18,374
PMC-Sierra, Inc. (a)	6,579	67,172
PortalPlayer, Inc. (a)	822	20,764
Power Integrations, Inc. (a)	1,159	28,778
Rambus, Inc. (a)	3,740	116,127
RF Micro Devices, Inc. (a)	7,272	48,941
Rudolph Technologies, Inc. (a)	1,017	16,760
Saifun Semiconductors Ltd.	1,056	31,363
Semitool, Inc. (a)	1,637	20,675
Semtech Corp. (a)	2,844	53,410
Sigma Designs, Inc. (a)	1,263	18,566
SigmaTel, Inc. (a)	1,229	13,212
Silicon Image, Inc. (a)	3,072	33,546
Silicon Laboratories, Inc. (a)	1,896	90,970
Silicon Storage Technology, Inc. (a)	3,943	17,822
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	16,619	106,195
SiRF Technology Holdings, Inc. (a)	1,613	60,375
Skyworks Solutions, Inc. (a)	5,477	28,809
Spansion, Inc.	3,000	43,800
Standard Microsystems Corp. (a)	700	22,764
STATS ChipPAC Ltd. sponsored ADR (a)	1,571	11,076
Supertex, Inc. (a)	658	22,155
Tessera Technologies, Inc. (a)	1,729	53,997
Therma-Wave, Inc. (a)	1,804	2,778
Tower Semicondutor Ltd. (a)	4,049	5,628
Transmeta Corp. (a)	6,037	9,961
Transwitch Corp. (a)	5,071	8,621
Trident Microsystems, Inc. (a)	1,754	49,007
TriQuint Semiconductor, Inc. (a)	5,869	27,819
Ultratech, Inc. (a)	969	19,370
Varian Semiconductor Equipment Associates, Inc. (a)	1,313	61,921
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)	1,246	$25,032
Virage Logic Corp. (a)	1,229	13,544
Vitesse Semiconductor Corp. (a)	8,207	25,852
Volterra Semiconductor Corp. (a)	1,216	21,171
White Electronic Designs Corp. (a)	1,154	6,982
Xilinx, Inc.	12,302	335,599
Zilog, Inc. (a)	2,374	5,365
Zoran Corp. (a)	1,753	34,674
		13,241,271
Software - 15.3%
Activision, Inc. (a)	9,583	119,788
Actuate Corp. (a)	3,604	13,984
Adobe Systems, Inc.	21,488	829,867
Advent Software, Inc. (a)	1,397	38,837
Agile Software Corp. (a)	2,264	15,712
Altiris, Inc. (a)	1,022	20,246
Ansoft Corp. (a)	686	26,871
Ansys, Inc. (a)	1,151	54,580
Aspen Technology, Inc. (a)	2,971	35,593
Atari, Inc. (a)	3,408	2,914
Authentidate Holding Corp. (a)	2,264	5,728
Autodesk, Inc.	8,385	315,695
BEA Systems, Inc. (a)	15,885	182,201
Blackbaud, Inc.	1,525	27,908
Blackboard, Inc. (a)	924	26,620
Borland Software Corp. (a)	3,296	17,502
Bottomline Technologies, Inc. (a)	1,013	12,430
Business Objects SA sponsored ADR (a)	1,034	38,558
Cadence Design Systems, Inc. (a)	10,000	177,500
Captaris, Inc. (a)	2,544	9,998
Catapult Communications Corp. (a)	927	12,895
CDC Corp. Class A (a)	3,979	18,980
Check Point Software Technologies Ltd. (a)	9,229	196,209
Citrix Systems, Inc. (a)	6,191	200,341
Cognos, Inc. (a)	3,428	131,761
Compuware Corp. (a)	15,031	123,405
Concur Technologies, Inc. (a)	1,413	21,421
Convera Corp. Class A (a)(d)	2,558	25,068
Digimarc Corp. (a)	923	6,839
Electronic Arts, Inc. (a)	10,565	549,063
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Embarcadero Technologies, Inc. (a)	1,312	$8,987
Epicor Software Corp. (a)	1,900	23,598
EPIQ Systems, Inc. (a)	756	16,609
Evolving Systems, Inc. (a)	904	2,558
FalconStor Software, Inc. (a)(d)	2,376	22,097
FileNET Corp. (a)	1,411	36,319
Geac Computer Corp. Ltd. (a)	3,002	32,923
Hummingbird Ltd. (a)	840	19,090
Hyperion Solutions Corp. (a)	2,074	69,583
i2 Technologies, Inc. (a)(d)	823	14,147
Informatica Corp. (a)	3,492	55,942
Internet Security Systems, Inc. (a)	2,050	47,786
InterVideo, Inc. (a)	563	6,266
Intervoice, Inc. (a)	1,590	13,626
Intuit, Inc. (a)	6,514	316,450
Jack Henry & Associates, Inc.	3,324	73,161
JDA Software Group, Inc. (a)	1,246	17,108
Kronos, Inc. (a)	1,131	46,382
Lawson Software, Inc. (a)	4,007	31,856
Macrovision Corp. (a)	1,865	37,692
Magic Software Enterprises Ltd. (a)	2,573	4,297
Magma Design Automation, Inc. (a)	1,330	11,465
Majesco Entertainment Co. (a)	797	988
Manhattan Associates, Inc. (a)	1,159	24,420
Manugistics Group, Inc. (a)	3,310	6,157
Mentor Graphics Corp. (a)	2,665	29,928
MICROS Systems, Inc. (a)	1,431	61,948
Microsoft Corp.	383,528	10,316,870
MicroStrategy, Inc. Class A (a)	518	47,490
Motive, Inc. (a)	1,120	3,718
MRO Software, Inc. (a)	1,138	16,774
Napster, Inc. (a)	1,246	4,461
NDS Group PLC sponsored ADR (a)	685	32,983
Net 1 UEPS Technologies, Inc. (a)	1,320	41,448
NetIQ Corp. (a)	2,348	26,532
NetScout Systems, Inc. (a)	2,348	15,872
Novell, Inc. (a)	13,057	124,172
Nuance Communications, Inc. (a)	5,004	53,543
Open Solutions, Inc. (a)	659	17,892
OpenTV Corp. Class A (a)	4,259	11,244
Opnet Technologies, Inc. (a)	980	9,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opsware, Inc. (a)	3,352	$26,380
Oracle Corp. (a)	184,696	2,293,924
Parametric Technology Corp. (a)	4,529	68,931
Pegasystems, Inc. (a)	1,679	13,734
Pervasive Software, Inc. (a)	1,507	6,390
Phoenix Technologies Ltd. (a)	1,805	12,509
Plato Learning, Inc. (a)	1,441	11,413
Progress Software Corp. (a)	1,383	40,384
QAD, Inc.	1,539	12,312
Quality Systems, Inc.	588	40,701
Quest Software, Inc. (a)	3,502	51,024
Radiant Systems, Inc. (a)	1,242	17,736
Red Hat, Inc. (a)	6,852	184,113
Renaissance Learning, Inc.	1,243	21,168
Retalix Ltd. (a)	742	18,357
RSA Security, Inc. (a)	2,358	34,615
SCO Group, Inc. (a)	721	3,100
Secure Computing Corp. (a)	2,081	25,180
SERENA Software, Inc. (a)	1,641	39,220
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,054	14,282
Sonic Solutions, Inc. (a)	910	16,517
SPSS, Inc. (a)	938	30,616
SSA Global Technologies, Inc.	2,245	37,581
Symantec Corp. (a)	39,535	667,746
Synopsys, Inc. (a)	5,691	124,462
Synplicity, Inc. (a)	1,990	13,970
Take-Two Interactive Software, Inc. (a)	2,323	36,192
THQ, Inc. (a)	2,125	51,000
TIBCO Software, Inc. (a)	8,361	72,490
Transaction Systems Architects, Inc. Class A (a)	1,487	49,606
Ulticom, Inc. (a)	1,791	20,023
Ultimate Software Group, Inc. (a)	1,452	33,977
VA Software Corp. (a)	3,016	11,189
Vasco Data Security International, Inc. (a)	1,418	14,166
Verint Systems, Inc. (a)	1,187	43,005
Wind River Systems, Inc. (a)	3,180	49,195
Witness Systems, Inc. (a)	1,355	31,748
		19,251,260
TOTAL INFORMATION TECHNOLOGY		62,903,384
Common Stocks - continued
	Shares	Value
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,372	$32,146
Akzo Nobel NV sponsored ADR	2,057	104,105
Hawkins, Inc.	540	7,533
LESCO, Inc. (a)	1,084	17,615
Methanex Corp.	4,173	82,861
Pioneer Companies, Inc. (a)	503	15,150
Senomyx, Inc. (a)	1,429	23,236
Sigma Aldrich Corp.	2,352	151,492
Symyx Technologies, Inc. (a)	1,285	37,265
Zoltek Companies, Inc. (a)(d)	839	14,481
		485,884
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	322	8,320
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	388	10,445
Caraustar Industries, Inc. (a)	1,721	17,503
Silgan Holdings, Inc.	1,459	57,514
Smurfit-Stone Container Corp. (a)	9,028	118,447
		203,909
Metals & Mining - 0.5%
Aber Diamond Corp.	2,120	80,049
Anglo American PLC ADR	1,133	42,442
Century Aluminum Co. (a)	1,102	39,220
Chaparral Steel Co. (a)	1,334	61,111
DRDGOLD Ltd. sponsored ADR	6,412	9,041
Gibraltar Industries, Inc.	1,067	27,219
Lihir Gold Ltd. sponsored ADR (a)	300	9,489
Metal Management, Inc.	654	18,449
NN, Inc.	986	12,167
Northwest Pipe Co. (a)	450	11,912
Novamerican Steel, Inc. (a)	408	16,385
Olympic Steel, Inc.	579	15,262
Pan American Silver Corp. (a)	2,359	52,593
Randgold Resources Ltd. sponsored ADR (a)	1,334	22,811
Roanoke Electric Steel Corp.	449	12,550
Royal Gold, Inc.	906	28,476
Schnitzer Steel Industries, Inc. Class A	714	22,205
Silver Standard Resources, Inc. (a)	1,438	23,871
Steel Dynamics, Inc.	1,847	84,962
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Technologies, Inc.	431	$11,891
Wheeling Pittsburgh Corp. (a)	468	7,792
		609,897
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	882	8,053
TOTAL MATERIALS		1,316,063
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc.	1,559	17,289
Arbinet-thexchange, Inc. (a)	874	5,559
Broadwing Corp. (a)(d)	3,225	28,896
Cbeyond Communications, Inc.	821	8,826
Commonwealth Telephone Enterprises, Inc.	868	28,019
Consolidated Communications Holdings, Inc.	940	13,386
CT Communications, Inc.	1,028	13,611
D&E Communications, Inc.	1,155	11,723
General Communications, Inc. Class A (a)	2,134	24,008
Global Crossing Ltd. (a)	849	14,586
Golden Telecom, Inc.	1,317	39,484
HickoryTech Corp.	1,316	10,502
ITC DeltaCom, Inc. (a)	402	547
Level 3 Communications, Inc. (a)(d)	29,559	100,501
North Pittsburgh Systems, Inc. 01/01/06	924	18,794
NTELOS Holding Corp.	205	2,419
Primus Telecommunications Group, Inc. (a)	2,782	2,420
Shenandoah Telecommunications Co.	212	9,237
SureWest Communications	658	16,634
Talk America Holdings, Inc. (a)	1,288	10,987
Time Warner Telecom, Inc. Class A (a)	2,162	27,306
U.S. LEC Corp. Class A (a)	2,781	5,896
Warwick Valley Telephone Co.	546	12,094
		422,724
Wireless Telecommunication Services - 0.7%
@Road, Inc. (a)	1,886	9,732
America Movil SA de CV Series A sponsored ADR	291	10,098
Centennial Communications Corp. Class A	3,758	28,523
Dobson Communications Corp. Class A (a)	6,180	44,743
First Ave Networks, Inc. (a)	2,471	20,855
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
InPhonic, Inc. (a)(d)	1,163	$6,536
Leap Wireless International, Inc. (a)	2,422	101,990
Millicom International Cellular SA (a)	3,703	155,045
NII Holdings, Inc. (a)	5,506	282,017
SBA Communications Corp. Class A (a)	3,077	69,202
Ubiquitel, Inc. (a)	4,416	43,144
USA Mobility, Inc.	1,276	36,774
Wireless Facilities, Inc. (a)	3,013	13,559
		822,218
TOTAL TELECOMMUNICATION SERVICES		1,244,942
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	616	20,648
Otter Tail Corp.	1,143	35,604
		56,252
Gas Utilities - 0.0%
EnergySouth, Inc.	612	18,280
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,684	54,612
Water Utilities - 0.1%
Artesian Resources Corp. Class A	418	12,375
Cadiz, Inc. (a)	519	9,534
Connecticut Water Service, Inc.	430	10,905
Consolidated Water Co., Inc.	670	18,043
Middlesex Water Co.	488	9,418
Southwest Water Co.	1,502	27,141
		87,416
TOTAL UTILITIES		216,560
TOTAL COMMON STOCKS (Cost $113,576,977)		125,244,848
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 3.93% 3/23/06 (e) (Cost $99,762)	$100,000	$99,735
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 4.57% (b)	275,708	275,708
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	1,276,452	1,276,452
TOTAL MONEY MARKET FUNDS (Cost $1,552,160)		1,552,160
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $115,228,899)		126,896,743
NET OTHER ASSETS - (1.0)%		(1,316,198)
NET ASSETS - 100%		$125,580,545
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 Nasdaq 100 E-Mini Index Contracts	March 2006	$334,900	$(6,210)
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,735.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$3,109
Fidelity Securities Lending Cash Central Fund	17,859
Total	$20,968
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $115,249,966. Net unrealized appreciation aggregated $11,646,777, of which $20,621,578 related to appreciated investment securities and $8,974,801 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of regular trading hours on the NASDAQ stock market, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2006

EIF-QTLY-0406

1.814098.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	800	$17,360
Ballard Power Systems, Inc. (a)	3,783	23,141
China Automotive Systems, Inc. (a)	1,032	13,179
Dura Automotive Systems, Inc. Class A (a)	661	1,514
Exide Technologies (a)	1,105	4,608
GenTek, Inc.	300	5,688
Gentex Corp.	5,314	88,531
Hayes Lemmerz International, Inc. (a)	1,193	3,734
IMPCO Technologies, Inc. (a)	1,484	9,290
Keystone Automotive Industries, Inc. (a)	491	21,702
LKQ Corp. (a)	1,592	35,056
Noble International Ltd.	462	7,092
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,681	7,615
R&B, Inc. (a)	807	8,562
Shiloh Industries, Inc. (a)	545	8,884
Strattec Security Corp. (a)	130	5,260
		261,216
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	770	17,718
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	9,233
Building Material Holding Corp.	508	34,188
Design Within Reach, Inc. (a)	763	4,845
Source Interlink Companies, Inc. (a)	1,783	19,167
		67,433
Diversified Consumer Services - 0.8%
Alderwoods Group, Inc. (a)	1,369	23,383
Apollo Group, Inc. Class A (a)	6,095	300,971
Bright Horizons Family Solutions, Inc. (a)	856	28,685
Career Education Corp. (a)	3,558	116,845
Corinthian Colleges, Inc. (a)	2,942	38,128
Educate, Inc. (a)	1,285	11,064
Education Management Corp. (a)	2,387	89,751
Escala Group, Inc. (a)(d)	1,136	28,230
Laureate Education, Inc. (a)	1,580	81,812
Lincoln Educational Services Corp.	700	11,578
Matthews International Corp. Class A	1,245	46,239
Princeton Review, Inc. (a)	1,476	7,867
Steiner Leisure Ltd. (a)	832	35,468
Stewart Enterprises, Inc. Class A	3,145	15,945
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Strayer Education, Inc.	465	$44,793
Vertrue, Inc. (a)	352	15,509
		896,268
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc.	1,055	16,395
Ambassadors Group, Inc.	738	17,852
Ameristar Casinos, Inc.	1,814	40,071
Applebee's International, Inc.	2,488	57,572
BJ's Restaurants, Inc. (a)	902	22,902
Bob Evans Farms, Inc.	1,216	35,471
Buffalo Wild Wings, Inc. (a)	531	20,141
California Pizza Kitchen, Inc. (a)	768	23,086
Caribou Coffee Co., Inc.	738	6,089
CBRL Group, Inc.	1,617	71,843
Churchill Downs, Inc.	483	19,354
Cosi, Inc. (a)	1,604	14,933
Ctrip.com International Ltd. sponsored ADR	360	27,918
Denny's Corp. (a)	3,000	13,350
Empire Resorts, Inc. (a)	676	3,265
Great Wolf Resorts, Inc. (a)	1,118	11,549
International Speedway Corp. Class A	929	43,997
Isle of Capri Casinos, Inc. (a)	1,198	36,311
Jameson Inns, Inc. (a)	3,932	10,380
Lone Star Steakhouse & Saloon, Inc.	829	22,350
Magna Entertainment Corp. Class A (sub. vtg.) (a)(d)	2,724	18,278
McCormick & Schmick's Seafood Restaurants (a)	462	10,825
Mikohn Gaming Corp. (a)	848	6,733
Monarch Casino & Resort, Inc. (a)	558	14,960
Morgans Hotel Group Co.	1,165	22,718
MTR Gaming Group, Inc. (a)	1,009	10,060
Multimedia Games, Inc. (a)	948	10,039
Navigant International, Inc. (a)	828	9,108
O'Charleys, Inc. (a)	757	13,444
P.F. Chang's China Bistro, Inc. (a)	795	38,430
Panera Bread Co. Class A (a)	941	66,679
Papa John's International, Inc. (a)	1,326	43,625
Penn National Gaming, Inc. (a)	2,874	99,670
Rare Hospitality International, Inc. (a)	1,283	41,056
Red Robin Gourmet Burgers, Inc. (a)	544	21,755
Ruth's Chris Steak House, Inc.	1,086	23,371
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ryan's Restaurant Group, Inc. (a)	1,417	$18,719
Scientific Games Corp. Class A (a)	3,059	93,544
Shuffle Master, Inc. (a)	1,234	32,244
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	6,140
Sonic Corp. (a)	1,834	57,973
Starbucks Corp. (a)	26,759	971,887
Sunterra Corp. (a)	868	13,020
Texas Roadhouse, Inc. Class A (a)	2,515	38,630
The Cheesecake Factory, Inc. (a)	2,876	103,996
Trump Entertainment Resorts, Inc. (a)	800	14,800
Wynn Resorts Ltd. (a)	3,462	230,050
Youbet.com, Inc. (a)	1,585	8,131
		2,554,714
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	197	10,999
Bassett Furniture Industries, Inc.	931	17,959
California Coastal Communities, Inc. (a)	409	15,742
Cavco Industries, Inc. (a)	270	12,434
Comstock Homebuilding Companies, Inc. Class A (a)	390	3,647
Craftmade International, Inc.	649	11,812
Directed Electronics, Inc.	1,014	14,348
Dominion Homes, Inc. (a)	396	3,802
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	26,249
Flexsteel Industries, Inc.	620	8,773
Garmin Ltd. (d)	3,696	254,359
Helen of Troy Ltd. (a)	913	18,269
Hooker Furniture Corp.	696	10,698
Interface, Inc. Class A (a)	2,168	24,021
iRobot Corp. (d)	744	20,460
Kimball International, Inc. Class B	1,559	22,091
Lifetime Brands, Inc.	536	12,103
Makita Corp. sponsored ADR	326	9,449
Palm Harbor Homes, Inc. (a)	739	15,482
Stanley Furniture Co., Inc.	624	15,912
Syntax-Brillian Corp. (a)	388	1,672
Tarragon Corp. (a)	882	17,049
Universal Electronics, Inc. (a)	813	14,601
		561,931
Internet & Catalog Retail - 1.3%
1-800 CONTACTS, Inc. (a)	518	6,998
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
1-800-FLOWERS.com, Inc. Class A (a)	895	$5,710
Alloy, Inc. (a)	494	6,506
Amazon.com, Inc. (a)	14,418	540,531
Audible, Inc. (a)(d)	670	6,787
Blue Nile, Inc. (a)	469	15,651
Coldwater Creek, Inc. (a)	3,330	74,825
dELiA*s, Inc. (a)	988	8,803
Drugstore.com, Inc. (a)	2,140	5,393
Expedia, Inc. (a)	11,321	214,759
Gaiam, Inc. Class A (a)	839	11,578
GSI Commerce, Inc. (a)	1,482	23,638
IAC/InterActiveCorp (a)	9,936	290,529
Insight Enterprises, Inc. (a)	1,623	34,943
J. Jill Group, Inc. (a)	641	15,147
Netflix, Inc. (a)(d)	1,941	52,038
NutriSystem, Inc. (a)	1,100	47,267
Overstock.com, Inc. (a)(d)	650	14,625
PC Mall, Inc. (a)	507	3,133
PetMed Express, Inc. (a)	710	13,270
Priceline.com, Inc. (a)	1,328	32,602
Stamps.com, Inc. (a)	989	31,856
ValueVision Media, Inc. Class A (a)	2,128	27,047
VistaPrint Ltd.	1,400	50,624
		1,534,260
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	14,568
Concord Camera Corp. (a)	341	375
Escalade, Inc.	749	8,494
JAKKS Pacific, Inc. (a)	1,033	25,639
Radica Games Ltd.	1,200	10,788
RC2 Corp. (a)	631	22,735
SCP Pool Corp.	1,758	76,420
		159,019
Media - 3.8%
ACME Communications, Inc. (a)	1,400	5,138
Beasley Broadcast Group, Inc. Class A	689	9,329
Cadmus Communications Corp.	538	10,184
Carmike Cinemas, Inc.	461	10,981
Central European Media Enterprises Ltd. Class A (a)	1,134	65,352
Charter Communications, Inc. Class A (a)	9,505	10,931
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CKX, Inc. (a)	3,261	$46,991
Comcast Corp.:
Class A (a)	47,394	1,271,581
Class A (special) (a)	27,012	722,571
Courier Corp.	559	22,064
Crown Media Holdings, Inc. Class A (a)	2,664	20,912
Cumulus Media, Inc. Class A (a)	2,009	23,304
Discovery Holding Co.:
Class A (a)	9,635	140,671
Class B (a)	905	13,204
EchoStar Communications Corp. Class A (a)	7,270	213,520
Emmis Communications Corp. Class A (a)	1,050	17,189
Fisher Communications, Inc. (a)	394	16,863
Focus Media Holding Ltd. ADR	362	18,915
Gemstar-TV Guide International, Inc. (a)	16,555	49,996
Global Sources Ltd.	1,089	11,195
Harris Interactive, Inc. (a)	1,659	9,324
IMAX Corp. (a)(d)	1,147	10,469
Knology, Inc. (a)	1,452	7,347
Lamar Advertising Co. Class A (a)	2,927	149,336
Liberty Global, Inc.:
Class A	7,633	155,026
Class B	234	4,797
Class C (a)	7,867	152,620
LodgeNet Entertainment Corp. (a)	799	11,378
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	6,252
Mediacom Communications Corp. Class A (a)	3,456	19,492
Morningstar, Inc.	1,288	54,907
Navarre Corp. (a)(d)	871	3,336
New Frontier Media, Inc. (a)	1,084	7,729
Nexstar Broadcasting Group, Inc. Class A (a)	1,192	4,836
NTL, Inc. (a)	2,902	191,097
Outdoor Channel Holdings, Inc. (a)	796	10,444
Pixar (a)	4,011	255,902
Private Media Group, Inc. (a)	2,365	8,278
Radio One, Inc.:
Class A (a)	1,033	8,729
Class D (non-vtg.) (a)	3,233	26,963
RCN Corp. (a)	1,402	35,050
Regent Communication, Inc. (a)	1,974	9,021
Reuters Group PLC sponsored ADR	707	28,231
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A (a)	1,009	$14,106
Scholastic Corp. (a)	1,334	39,246
Sinclair Broadcast Group, Inc. Class A	2,015	14,488
Sirius Satellite Radio, Inc. (a)(d)	45,123	230,579
Spanish Broadcasting System, Inc. Class A (a)	1,167	6,547
Telewest Global, Inc. (a)	8,202	195,618
TiVo, Inc. (a)	2,475	13,736
Value Line, Inc.	422	14,285
WorldSpace, Inc. Class A	630	7,302
WPP Group PLC sponsored ADR	841	48,770
WPT Enterprises, Inc. (a)	792	5,211
XM Satellite Radio Holdings, Inc. Class A (a)	7,486	165,366
Young Broadcasting, Inc. Class A (a)	630	1,909
		4,628,618
Multiline Retail - 0.7%
Conn's, Inc. (a)	665	24,771
Dollar Tree Stores, Inc. (a)	3,584	98,273
Fred's, Inc. Class A	1,186	16,568
Sears Holdings Corp. (a)	5,513	664,041
The Bon-Ton Stores, Inc.	984	26,784
Tuesday Morning Corp.	1,287	28,327
		858,764
Specialty Retail - 2.3%
A.C. Moore Arts & Crafts, Inc. (a)	657	11,826
America's Car Mart, Inc. (a)	568	10,463
American Eagle Outfitters, Inc.	5,151	131,041
bebe Stores, Inc.	3,301	56,678
Bed Bath & Beyond, Inc. (a)	10,368	373,663
Big 5 Sporting Goods Corp.	1,019	22,204
Cache, Inc. (a)	1,204	20,926
Casual Male Retail Group, Inc. (a)	1,489	13,565
Charlotte Russe Holding, Inc. (a)	658	11,976
Charming Shoppes, Inc. (a)	3,839	51,404
Citi Trends, Inc.	825	35,516
Cost Plus, Inc. (a)	788	15,122
Deb Shops, Inc.	763	24,149
Dress Barn, Inc. (a)	924	39,898
Finish Line, Inc. Class A	1,323	22,147
Gander Mountain Co. (a)(d)	416	2,783
Golf Galaxy, Inc.	527	10,471
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guitar Center, Inc. (a)	968	$50,104
Gymboree Corp. (a)	1,118	25,557
Hibbett Sporting Goods, Inc. (a)	1,056	33,876
Hot Topic, Inc. (a)	1,563	20,600
Jos. A. Bank Clothiers, Inc. (a)	576	25,695
Kirkland's, Inc. (a)	622	3,259
Monro Muffler Brake, Inc.	669	24,204
Movie Gallery, Inc.	836	2,667
O'Reilly Automotive, Inc. (a)	3,912	128,001
Pacific Sunwear of California, Inc. (a)	2,336	55,620
PETCO Animal Supplies, Inc. (a)	1,834	35,690
PETsMART, Inc.	4,882	126,737
Pomeroy IT Solutions, Inc. (a)	627	5,831
Rent-A-Center, Inc. (a)	2,610	60,917
Restoration Hardware, Inc. (a)	1,275	6,860
Ross Stores, Inc.	5,052	143,073
Select Comfort Corp. (a)	1,096	40,059
Sharper Image Corp. (a)	608	7,174
Shoe Carnival, Inc. (a)	605	13,594
Stage Stores, Inc.	1,174	34,234
Staples, Inc.	24,725	606,752
Stein Mart, Inc.	1,359	22,668
The Children's Place Retail Stores, Inc. (a)	918	42,843
The Pantry, Inc. (a)	751	44,437
Tractor Supply Co. (a)	1,268	80,112
Trans World Entertainment Corp. (a)	1,445	8,670
Tweeter Home Entertainment Group, Inc. (a)	953	7,662
Urban Outfitters, Inc. (a)	5,548	155,899
Volcom, Inc.	730	24,995
West Marine, Inc. (a)	829	10,669
Wet Seal, Inc. Class A (a)	1,165	6,186
Wilsons Leather Experts, Inc. (a)	2,802	9,387
Zumiez, Inc.	400	21,252
		2,739,116
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (d)	833	11,679
Cherokee, Inc.	583	22,469
Columbia Sportswear Co. (a)	1,249	62,900
Crocs, Inc. (d)	1,300	35,737
Deckers Outdoor Corp. (a)	652	22,103
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	2,593	$44,133
Iconix Brand Group, Inc. (a)	2,108	28,205
K-Swiss, Inc. Class A	810	23,636
Perry Ellis International, Inc. (a)	255	5,613
Quaker Fabric Corp. (a)	1,024	2,898
Steven Madden Ltd.	480	15,384
Tandy Brands Accessories, Inc.	905	9,783
True Religion Apparel, Inc. (a)	899	21,019
Under Armour, Inc. Class A	1,000	28,190
Velcro Industries NV	901	12,470
Wacoal Holdings Corp. sponsored ADR	94	6,445
Warnaco Group, Inc. (a)	1,529	35,488
Weyco Group, Inc.	606	11,690
		399,842
TOTAL CONSUMER DISCRETIONARY		14,678,899
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	10,584
Hansen Natural Corp. (a)	752	70,192
Kirin Brewery Co. Ltd. sponsored ADR	730	9,585
MGP Ingredients, Inc.	1,096	14,610
		104,971
Food & Staples Retailing - 1.2%
Allion Healthcare, Inc.	696	11,519
Andersons, Inc.	386	21,713
Arden Group, Inc. Class A	165	14,990
Casey's General Stores, Inc.	1,703	44,670
Central European Distribution Corp. (a)	974	40,820
Costco Wholesale Corp.	16,156	828,480
Fresh Brands, Inc. (a)	466	3,285
Ingles Markets, Inc. Class A	1,128	18,623
Nash-Finch Co.	673	20,863
Pathmark Stores, Inc. (a)	1,698	17,082
Performance Food Group Co. (a)	1,946	57,154
Pricesmart, Inc. (a)	1,233	9,864
Spartan Stores, Inc. (a)	832	9,809
Topps Co., Inc.	1,768	14,285
United Natural Foods, Inc. (a)	1,348	44,834
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Whole Foods Market, Inc.	4,490	$286,821
Wild Oats Markets, Inc. (a)	1,044	18,740
		1,463,552
Food Products - 0.3%
Alico, Inc.	403	18,228
Bridgford Foods Corp. (a)	433	2,815
Cal-Maine Foods, Inc.	840	5,376
Calavo Growers, Inc.	1,103	10,909
Cresud S.A.C.I.F.y A. sponsored ADR	503	7,092
Diamond Foods, Inc.	1,078	22,207
Farmer Brothers Co.	654	14,225
Gold Kist, Inc. Delaware (a)	1,844	24,470
Green Mountain Coffee Roasters, Inc. (a)	392	16,076
Hain Celestial Group, Inc. (a)	1,271	29,665
J&J Snack Foods Corp.	798	27,092
John B. Sanfilippo & Son, Inc. (a)	308	4,497
Lancaster Colony Corp.	1,046	41,986
Lance, Inc.	1,018	22,131
Peet's Coffee & Tea, Inc. (a)	587	17,575
Premium Standard Farms, Inc.	1,112	16,680
Sanderson Farms, Inc.	668	15,578
SunOpta, Inc. (a)	1,281	9,708
		306,310
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	571	31,040
WD-40 Co.	667	20,364
		51,404
Personal Products - 0.1%
Chattem, Inc. (a)	571	22,263
Elizabeth Arden, Inc. (a)	1,005	24,522
Inter Parfums, Inc.	544	9,520
Mannatech, Inc.	876	11,730
Nature's Sunshine Products, Inc.	995	16,885
Parlux Fragrances, Inc. (a)	342	11,830
Reliv International, Inc.	923	12,165
USANA Health Sciences, Inc. (a)	727	31,370
		140,285
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	$10,384
TOTAL CONSUMER STAPLES		2,076,906
ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Bronco Drilling Co., Inc.	600	14,526
Cal Dive International, Inc. (a)	3,011	106,017
Dawson Geophysical Co. (a)	683	18,216
Global Industries Ltd. (a)	3,747	47,624
Gulf Island Fabrication, Inc.	426	9,683
Gulfmark Offshore, Inc. (a)	656	17,988
Hercules Offshore, Inc.	1,021	31,038
Hydril Co. (a)	678	45,657
Lufkin Industries, Inc.	526	27,226
Matrix Service Co. (a)	325	3,598
Patterson-UTI Energy, Inc.	5,975	164,611
PHI, Inc. (non-vtg.) (a)	627	24,447
Stolt Offshore SA sponsored ADR (a)	2,000	26,920
Superior Well Services, Inc.	693	17,013
Tesco Corp. (a)	1,199	22,257
Trico Marine Services, Inc. (a)	450	13,109
Union Drilling, Inc.	742	9,312
		599,242
Oil, Gas & Consumable Fuels - 0.6%
Alliance Resource Partners LP	430	15,871
APCO Argentina, Inc.	353	30,888
Atlas America, Inc. (a)	518	34,701
ATP Oil & Gas Corp. (a)	844	31,439
Brigham Exploration Co. (a)	2,496	21,391
Carrizo Oil & Gas, Inc. (a)	920	21,427
Clayton Williams Energy, Inc. (a)	543	23,604
Copano Energy LLC	474	19,282
Crosstex Energy LP	394	14,578
Crosstex Energy, Inc.	601	47,822
Dampskibsselskabet TORM AS sponsored ADR	205	9,942
Delta Petroleum Corp. (a)	1,660	32,387
Dorchester Minerals LP	602	15,158
Double Eagle Petroleum Co. (a)	564	9,300
Edge Petroleum Corp. (a)	838	23,414
FX Energy, Inc. (a)	1,820	10,065
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
GMX Resources, Inc. (a)	300	$10,773
Golar LNG Ltd. (Nasdaq) (a)	2,090	27,400
Gulfport Energy Corp. (a)	500	7,500
Inergy LP	330	9,022
Ivanhoe Energy, Inc. (a)	5,764	15,068
James River Coal Co. (a)	623	22,521
Knightsbridge Tankers Ltd. (d)	576	14,515
Linn Energy LLC	900	18,693
Marine Petroleum Trust	475	12,469
NGAS Resources, Inc. (a)	717	6,561
Pacific Ethanol, Inc. (a)	1,162	21,846
Parallel Petroleum Corp. (a)	1,715	29,172
Petrohawk Energy Corp. (a)	2,575	32,522
Petroleum Development Corp. (a)	469	20,172
Resource America, Inc. Class A	592	9,721
Rosetta Resources, Inc. (a)	1,600	28,800
StealthGas, Inc.	537	6,525
Syntroleum Corp. (a)	2,008	17,711
TC Pipelines LP	384	13,344
The Exploration Co. of Delaware, Inc. (a)	2,649	26,199
Top Tankers, Inc.	854	11,119
Toreador Resources Corp. (a)	505	15,135
Warren Resources, Inc. (a)	1,356	19,838
		757,895
TOTAL ENERGY		1,357,137
FINANCIALS - 11.3%
Capital Markets - 2.1%
American Capital Strategies Ltd.	3,647	130,198
Calamos Asset Management, Inc. Class A	606	23,252
Capital Southwest Corp.	141	13,585
Charles Schwab Corp.	43,500	705,135
GFI Group, Inc. (a)	900	54,054
Harris & Harris Group, Inc. (a)	1,045	13,815
Investors Financial Services Corp.	2,224	100,325
KHD Humboldt Wedag International Ltd. (a)	487	11,591
Knight Capital Group, Inc. Class A (a)	3,926	49,428
MarketAxess Holdings, Inc. (a)	650	8,548
Massachusetts Financial Corp. Class A (a)	487	901
Northern Trust Corp.	7,130	375,894
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
optionsXpress Holdings, Inc.	1,978	$60,883
Sanders Morris Harris Group, Inc.	903	14,430
SEI Investments Co.	3,312	138,408
T. Rowe Price Group, Inc.	4,318	331,536
TD Ameritrade Holding Corp.	20,621	448,713
Thomas Weisel Partners Group, Inc.	700	14,959
TradeStation Group, Inc. (a)	1,353	21,486
		2,517,141
Commercial Banks - 5.5%
1st Source Corp.	501	13,352
Alabama National Bancorp, Delaware	566	39,377
Alliance Financial Corp.	376	12,070
Amcore Financial, Inc.	797	23,838
American National Bankshares, Inc.	549	13,214
American River Bankshares	592	15,996
AmericanWest Bancorp (a)	569	14,396
Ameris Bancorp	981	22,563
Ames National Corp.	710	17,487
Arrow Financial Corp.	779	20,885
Associated Banc-Corp.	4,557	157,080
Banc Corp. (a)	804	9,182
BancFirst Corp.	180	15,228
Bancorp, Inc., Delaware (a)	1,416	29,708
BancTrust Financial Group, Inc.	492	10,854
Bank of Granite Corp.	778	15,249
Bank of the Ozarks, Inc.	708	25,176
BankFinancial Corp.	1,166	18,539
Banner Corp.	553	17,696
BNC Bancorp (d)	432	7,776
BOK Financial Corp.	2,278	104,492
Boston Private Financial Holdings, Inc.	1,032	31,590
Capital Bank Corp.	729	11,343
Capital City Bank Group, Inc.	607	21,196
Capital Corp. of the West	663	22,303
Cardinal Financial Corp.	1,972	24,256
Cascade Bancorp	616	16,022
Cascade Financial Corp.	809	14,764
Cathay General Bancorp	1,812	64,562
Cavalry Bancorp, Inc.	710	17,757
Centennial Bank Holdings, Inc., Delaware (a)	2,000	23,840
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Center Bancorp, Inc.	551	$6,232
Center Financial Corp., California	493	11,423
Century Bancorp, Inc. Class A (non-vtg.)	318	8,914
Chemical Financial Corp.	1,087	34,991
Citizens & Northern Corp.	296	7,542
Citizens Banking Corp., Michigan	1,589	42,077
City Holding Co.	446	16,239
CNB Financial Corp., Pennsylvania (d)	587	8,277
CoBiz, Inc.	1,170	22,289
Colony Bankcorp, Inc.	217	5,317
Columbia Bancorp, Oregon	257	5,397
Columbia Banking Systems, Inc.	724	24,276
Commerce Bancshares, Inc.	2,095	107,997
Commercial Bankshares, Inc.	501	17,841
Community Bank of Nevada (a)	652	19,540
Community Banks, Inc.	867	24,146
Community Trust Bancorp, Inc.	474	15,035
Compass Bancshares, Inc.	3,934	197,802
CVB Financial Corp.	2,556	42,711
East West Bancorp, Inc.	1,796	67,691
Eastern Virgina Bankshares, Inc.	469	10,173
Enterprise Financial Services Corp.	431	11,503
Exchange National Bancshares, Inc.	288	8,568
Farmers Capital Bank Corp.	357	11,635
Fidelity Southern Corp.	1,009	17,910
Fifth Third Bancorp	18,485	714,445
Financial Institutions, Inc.	425	8,126
First Bancorp, North Carolina	705	15,672
First Charter Corp.	839	20,564
First Citizen Bancshares, Inc.	306	57,271
First Citizens Banc Corp.	384	8,486
First Community Bancorp, California	408	24,366
First Community Bancshares, Inc.	357	11,645
First Financial Bancorp, Ohio	1,319	22,304
First Financial Bankshares, Inc.	325	11,889
First Financial Corp., Indiana	404	11,595
First Indiana Corp.	631	17,409
First M&F Corp.	156	5,460
First Merchants Corp.	459	11,824
First Midwest Bancorp, Inc., Delaware	1,519	51,084
First Oak Brook Bancshares, Inc.	529	14,235
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First of Long Island Corp.	286	$12,155
First Regional Bancorp (a)	261	21,846
First Security Group, Inc.	566	6,045
First South Bancorp, Inc., Virginia	528	18,586
First State Bancorp.	930	24,013
First United Corp.	493	10,654
Firstbank Corp., Michigan	466	10,934
FirstMerit Corp.	3,244	80,257
Flag Financial Corp.	932	16,310
FNB Corp., North Carolina (d)	602	12,473
FNB Corp., Virginia	559	18,995
FNB Financial Services Corp.	746	11,899
Foothill Independent Bancorp	797	21,081
Frontier Financial Corp., Washington	944	30,416
Fulton Financial Corp.	5,015	88,264
GB&T Bancshares, Inc.	498	10,383
German American Bancorp	686	9,124
Glacier Bancorp, Inc.	1,058	33,369
Gold Banc Corp., Inc.	957	17,504
Great Southern Bancorp, Inc.	418	11,775
Greater Bay Bancorp	1,571	42,260
Greater Community Bancorp	792	11,912
Greene County Bancshares, Inc.	666	19,181
Grupo Financiero Galicia SA sponsored ADR (a)	1,235	9,016
Hancock Holding Co.	1,143	51,035
Hanmi Financial Corp.	1,740	31,233
Harleysville National Corp., Pennsylvania	1,005	22,261
Heartland Financial USA, Inc.	717	15,487
Heritage Commerce Corp.	429	9,854
Huntington Bancshares, Inc.	7,175	172,559
IBERIABANK Corp.	300	17,328
Independent Bank Corp., Massachusetts	515	15,605
Independent Bank Corp., Michigan	776	20,929
Integra Bank Corp.	485	10,471
Interchange Financial Services Corp.	693	13,188
International Bancshares Corp.	2,086	60,348
Investors Bancorp, Inc.	3,800	47,310
Lakeland Bancorp, Inc.	810	12,620
Lakeland Financial Corp.	382	16,732
LNB Bancorp, Inc. (d)	836	16,135
LSB Bancshares, Inc.	666	11,988
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Macatawa Bank Corp.	387	$14,145
Main Street Banks, Inc.	668	17,261
MainSource Financial Group, Inc.	643	11,754
MB Financial, Inc.	851	31,283
MBT Financial Corp.	578	9,710
Mercantile Bank Corp.	433	16,813
Mercantile Bankshares Corp.	3,735	142,677
Merchants Bancshares, Inc.	610	14,847
Mid-State Bancshares	709	20,398
Midwest Banc Holdings, Inc.	779	20,020
Nara Bancorp, Inc.	877	15,321
National Penn Bancshares, Inc.	1,556	32,552
NBT Bancorp, Inc.	1,162	26,587
Northern Empire Bancshares	751	19,128
Northern States Financial Corp.	462	11,411
Oak Hill Financial, Inc.	544	17,136
Old Second Bancorp, Inc.	432	13,789
Omega Financial Corp.	625	20,325
Pacific Capital Bancorp	1,566	55,953
Penns Woods Bancorp, Inc.	361	13,895
Peoples Bancorp, Inc.	541	15,938
Pinnacle Financial Partners, Inc. (a)	510	13,495
Placer Sierra Bancshares	580	15,242
Popular, Inc.	9,087	185,647
Preferred Bank, Los Angeles California	476	22,877
PremierWest Bancorp	712	12,674
PrivateBancorp, Inc.	782	29,661
Prosperity Bancshares, Inc.	947	27,330
Provident Bankshares Corp.	1,078	39,207
Renasant Corp.	408	14,064
Republic Bancorp, Inc.	3,016	36,584
Republic Bancorp, Inc., Kentucky Class A	621	12,420
Republic First Bancorp, Inc.	1,089	15,355
Royal Bancshares of Pennsylvania, Inc. Class A	480	11,640
Rurban Financial Corp.	723	9,240
S&T Bancorp, Inc.	901	32,832
S.Y. Bancorp, Inc.	925	22,922
Sandy Spring Bancorp, Inc.	502	17,806
SCBT Financial Corp.	453	15,855
Seacoast Banking Corp., Florida	720	19,397
Security Bank Corp., Georgia	740	17,042
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Shore Bancshares, Inc.	507	$17,132
Sierra Bancorp	727	18,190
Signature Bank, New York (a)	906	29,354
Simmons First National Corp. Class A	562	16,000
Sky Financial Group, Inc.	3,681	97,068
Slade's Ferry Bancorp	647	11,387
SNB Bancshares, Inc., Texas (a)	442	7,788
South Financial Group, Inc.	2,562	67,406
Southern Community Financial Corp.	910	8,554
Southside Bancshares, Inc.	76	1,528
Southwest Bancorp, Inc., Oklahoma	811	17,753
State Bancorp, Inc., New York	646	10,252
State National Bancshares, Inc.	431	11,654
Sterling Bancshares, Inc.	1,496	26,659
Sterling Financial Corp., Pennsylvania	1,116	23,023
Sterling Financial Corp., Washington	1,380	39,937
Suffolk Bancorp	342	11,734
Summit Bancshares, Inc.	922	16,863
Sun Bancorp, Inc., New Jersey	544	11,315
Susquehanna Bancshares, Inc., Pennsylvania	1,486	35,827
SVB Financial Group (a)	1,187	60,525
Taylor Capital Group, Inc.	570	21,518
Texas Capital Bancshares, Inc. (a)	793	17,113
Texas Regional Bancshares, Inc. Class A	1,697	52,403
Trico Bancshares	1,018	26,346
Trustco Bank Corp., New York	3,050	38,339
Trustmark Corp.	1,762	53,124
UCBH Holdings, Inc.	3,285	58,802
UMB Financial Corp.	614	41,531
Umpqua Holdings Corp.	1,365	36,759
Union Bankshares Corp.	440	19,848
United Bankshares, Inc., West Virginia	1,513	56,692
United Community Banks, Inc., Georgia	1,186	32,437
United Financial Corp.	585	12,946
United Security Bancshares, Inc.	450	12,330
United Security Bancshares, California	454	18,151
Univest Corp. of Pennsylvania	562	13,752
Unizan Financial Corp.	626	17,090
Vail Banks, Inc.	945	14,648
Vineyard National Bancorp	343	10,290
Virginia Commerce Bancorp, Inc. (a)	921	33,432
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Virginia Financial Group, Inc.	342	$13,680
Washington Trust Bancorp, Inc.	617	16,764
WesBanco, Inc.	843	26,765
West Bancorp., Inc.	821	15,271
West Coast Bancorp, Oregon	748	20,189
Westamerica Bancorp.	1,131	61,345
Westbank Corp.	580	8,938
Western Sierra Bancorp (a)	411	17,685
Whitney Holding Corp.	2,282	78,113
Wilshire Bancorp, Inc.	946	18,211
Wintrust Financial Corp.	889	46,833
Yadkin Valley Bank & Trust Co.	667	9,797
Yardville National Bancorp	458	16,465
Zions Bancorp	3,589	296,164
		6,583,180
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	435	10,714
Advanta Corp.:
Class A	426	13,875
Class B	718	25,180
Asta Funding, Inc.	686	23,887
Collegiate Funding Services, Inc. (a)	1,369	27,366
CompuCredit Corp. (a)	1,626	61,463
Dollar Financial Corp. (a)	938	13,273
EZCORP, Inc. Class A (a)	426	9,214
First Cash Financial Services, Inc. (a)	1,448	25,224
QC Holdings, Inc. (a)	1,007	12,799
United Panam Financial Corp. (a)	805	21,655
WFS Financial, Inc. (a)	1,400	115,262
World Acceptance Corp. (a)	583	15,030
		374,942
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,529	30,565
California First National Bancorp	627	8,465
Elron Electronic Industries Ltd. (d)	1,005	10,603
Encore Capital Group, Inc. (a)	911	15,706
eSpeed, Inc. Class A (a)	879	7,304
EuroBancshares, Inc. (a)	1,284	16,063
First Albany Companies, Inc. (a)	714	4,120
Marlin Business Services Corp. (a)	759	17,457
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Medallion Financial Corp.	1,687	$20,480
Newtek Business Services, Inc. (a)	1,293	2,392
Portfolio Recovery Associates, Inc. (a)	503	24,602
The Nasdaq Stock Market, Inc. (a)	3,098	125,500
		283,257
Insurance - 1.5%
Affirmative Insurance Holdings, Inc.	317	4,371
Alfa Corp.	2,654	42,676
American National Insurance Co.	851	97,388
American Physicians Capital, Inc. (a)	423	20,850
Arch Capital Group Ltd. (a)	2,449	138,515
Argonaut Group, Inc. (a)	1,185	43,276
Baldwin & Lyons, Inc. Class B	518	12,821
Brooke Corp.	617	6,947
Ceres Group, Inc. (a)	1,684	9,110
Cincinnati Financial Corp.	5,594	248,150
Direct General Corp.	647	10,346
Donegal Group, Inc. Class A	836	20,440
EMC Insurance Group	582	14,271
Enstar Group, Inc. (a)	235	18,725
Erie Indemnity Co. Class A	2,174	115,374
FPIC Insurance Group, Inc. (a)	638	22,419
Harleysville Group, Inc.	1,476	38,863
Infinity Property & Casualty Corp.	709	28,119
IPC Holdings Ltd.	2,132	56,008
James River Group, Inc.	685	16,440
Kansas City Life Insurance Co.	380	19,152
Max Re Capital Ltd.	2,054	50,138
Millea Holdings, Inc. sponsored ADR	684	69,412
National Interstate Corp.	862	18,369
National Western Life Insurance Co. Class A	117	26,098
Navigators Group, Inc. (a)	419	19,651
Ohio Casualty Corp.	1,983	60,700
Philadelphia Consolidated Holdings Corp. (a)	810	86,670
PMA Capital Corp. Class A (a)	1,857	17,864
Presidential Life Corp.	1,433	31,397
Quanta Capital Holdings Ltd. (a)	2,049	9,528
SAFECO Corp.	4,107	211,552
Safety Insurance Group, Inc.	517	22,350
SeaBright Insurance Holdings, Inc. (a)	784	13,022
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Selective Insurance Group, Inc.	1,047	$56,768
State Auto Financial Corp.	1,314	42,810
The Midland Co.	738	24,848
Tower Group, Inc.	937	16,950
United America Indemnity Ltd. Class A (a)	701	15,948
United Fire & Casualty Co.	664	23,765
Universal American Financial Corp. (a)	2,125	32,194
USI Holdings Corp. (a)	1,690	24,235
		1,858,530
Real Estate - 0.1%
Elbit Medical Imaging Ltd.	1,441	23,344
Fieldstone Investment Corp.	1,600	18,944
Gladstone Commercial Corp.	882	16,538
Investors Real Estate Trust	1,872	17,709
Monmouth Real Estate Investment Corp. Class A	1,800	15,048
Origen Financial, Inc.	1,905	12,897
Thomas Properties Group, Inc.	845	10,233
ZipRealty, Inc. (a)	624	5,641
		120,354
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)	644	34,332
Aether Holdings, Inc. (a)	2,467	8,437
Anchor BanCorp Wisconsin, Inc.	723	22,015
Bank Mutual Corp.	2,925	33,170
BankUnited Financial Corp. Class A	1,086	30,343
Berkshire Hills Bancorp, Inc.	634	20,954
Beverly Hills Bancorp, Inc.	1,022	10,608
BFC Financial Corp. Class A (a)	1,047	6,292
Brookline Bancorp, Inc., Delaware	1,822	27,348
Camco Financial Corp.	727	10,258
Capital Crossing Bank (a)	282	9,049
Capitol Federal Financial	2,304	75,940
CFS Bancorp, Inc.	1,199	17,601
Charter Financial Corp., Georgia	864	32,832
Citizens First Bancorp, Inc., Delaware	720	20,722
Citizens South Banking Corp., Delaware	637	7,963
City Bank Lynnwood, Washington	482	20,398
Clifton Savings Bancorp, Inc.	1,352	13,899
Coastal Financial Corp.	1,294	17,120
Commercial Capital Bancorp, Inc.	1,875	26,869
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Corus Bankshares, Inc.	942	$56,567
Dime Community Bancshares, Inc.	1,218	16,662
ESB Financial Corp.	1,247	14,740
Fidelity Bankshares, Inc.	1,088	34,740
First Busey Corp.	1,177	24,023
First Defiance Financial Corp.	519	14,319
First Federal Bancshares of Arkansas, Inc.	569	13,115
First Financial Holdings, Inc.	388	12,540
First Financial Service Corp.	342	9,781
First Niagara Financial Group, Inc.	4,274	60,221
First PacTrust Bancorp, Inc.	595	17,368
First Place Financial Corp.	477	11,396
Flushing Financial Corp.	759	12,584
FMS Financial Corp.	631	11,989
Franklin Bank Corp. (a)	718	12,249
Harbor Florida Bancshares, Inc.	583	22,160
Heritage Financial Corp., Washington	720	19,440
HMN Financial, Inc.	448	14,448
Horizon Financial Corp.	760	18,445
Hudson City Bancorp, Inc.	19,897	256,870
Independence Community Bank Corp.	2,880	118,022
ITLA Capital Corp. (a)	290	13,421
K-Fed Bancorp	734	9,005
Kearny Financial Corp.	2,400	31,728
KNBT Bancorp, Inc.	794	12,561
LSB Corp.	631	11,048
MAF Bancorp., Inc.	1,270	54,432
MASSBANK Corp.	367	12,111
Matrix Bancorp, Inc. (a)	373	8,426
MutualFirst Financial, Inc.	550	11,880
NASB Financial, Inc.	336	12,029
NetBank, Inc.	1,454	10,832
NewMil Bancorp, Inc.	413	12,576
Northwest Bancorp, Inc.	1,622	36,852
OceanFirst Financial Corp.	531	12,585
Pamrapo Bancorp, Inc.	666	13,451
Partners Trust Financial Group, Inc.	1,816	21,392
Pennfed Financial Services, Inc.	894	16,611
People's Bank, Connecticut	4,728	146,284
Provident Financial Holdings, Inc.	315	9,387
Provident New York Bancorp	1,578	18,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
PVF Capital Corp.	500	$5,245
Riverview Bancorp, Inc.	510	12,954
Rockville Financial, Inc. (a)	725	10,520
Severn Bancorp, Inc.	862	16,982
SI Financial Group, Inc.	1,167	13,129
Sound Federal Bancorp, Inc.	575	11,719
TierOne Corp.	485	16,005
Timberland Bancorp, Inc.	556	14,734
Triad Guaranty, Inc. (a)	519	23,557
United Community Financial Corp., Ohio	870	10,649
Washington Federal, Inc.	2,683	63,480
Wauwatosa Holdings, Inc.	1,226	15,423
Willow Grove Bancorp, Inc.	868	14,739
WSFS Financial Corp.	244	14,711
		1,937,097
TOTAL FINANCIALS		13,674,501
HEALTH CARE - 14.7%
Biotechnology - 8.4%
Aastrom Biosciences, Inc. (a)	3,712	6,348
Abgenix, Inc. (a)	2,859	63,584
Acacia Research Corp. - CombiMatrix (a)	1,427	2,454
Acadia Pharmaceuticals, Inc. (a)(d)	1,282	19,192
Accentia Biopharmaceutical, Inc.	1,105	8,232
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,592	9,696
Affymetrix, Inc. (a)	2,111	74,962
Albany Molecular Research, Inc. (a)	747	7,537
Alexion Pharmaceuticals, Inc. (a)	1,001	37,618
Alkermes, Inc. (a)	3,610	91,730
Allos Therapeutics, Inc. (a)	3,546	11,418
Alnylam Pharmaceuticals, Inc. (a)	1,040	16,723
Altus Pharmaceuticals, Inc.	700	14,700
Amgen, Inc. (a)	42,373	3,198,738
Amylin Pharmaceuticals, Inc. (a)	4,135	179,376
Anadys Pharmaceuticals, Inc. (a)	1,141	14,833
Angiotech Pharmaceuticals, Inc. (a)	2,712	42,035
Antigenics, Inc. (a)(d)	2,149	13,130
Arena Pharmaceuticals, Inc. (a)	1,502	26,600
ARIAD Pharmaceuticals, Inc. (a)	1,982	13,299
ArQule, Inc. (a)	2,255	12,132
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Array Biopharma, Inc. (a)	1,496	$13,539
Avant Immunotherapeutics, Inc. (a)	3,213	6,330
AVI BioPharma, Inc. (a)	1,700	13,005
Axonyx, Inc. (a)	2,219	2,618
BioCryst Pharmaceuticals, Inc. (a)	1,263	25,121
Bioenvision, Inc. (a)	1,026	8,639
Biogen Idec, Inc. (a)	11,513	543,989
BioMarin Pharmaceutical, Inc. (a)	3,206	41,934
Biopure Corp. Class A (a)	82	78
Caliper Life Sciences, Inc. (a)	1,195	7,923
CancerVax Corp. (a)	1,246	3,227
Celgene Corp. (a)	11,396	433,048
Cell Genesys, Inc. (a)	1,539	10,835
Cell Therapeutics, Inc. (a)(d)	2,256	4,354
Cephalon, Inc. (a)	2,300	182,804
Cepheid, Inc. (a)	1,455	13,328
Chiron Corp. (a)	6,385	291,603
Ciphergen Biosystems, Inc. (a)	1,078	1,887
Coley Pharmaceutical Group, Inc.	925	13,875
Combinatorx, Inc.	1,079	14,103
Compugen Ltd. (a)	1,757	6,975
Cotherix, Inc. (a)	1,041	11,992
Critical Therapeutics, Inc. (a)(d)	1,487	8,089
Crucell NV sponsored ADR (a)	512	12,713
Cubist Pharmaceuticals, Inc. (a)	1,710	37,808
CuraGen Corp. (a)	1,634	8,154
Curis, Inc. (a)	1,951	4,878
CV Therapeutics, Inc. (a)	1,590	42,787
Cytokinetics, Inc. (a)	1,078	7,697
deCODE genetics, Inc. (a)	1,985	18,699
Dendreon Corp. (a)	1,793	8,732
Digene Corp. (a)	715	29,644
Discovery Partners International, Inc. (a)	3,051	7,322
Diversa Corp. (a)	1,093	8,646
DOV Pharmaceutical, Inc. (a)	1,030	19,828
DUSA Pharmaceuticals, Inc. (a)	923	6,692
Dyax Corp. (a)	782	4,692
Dynavax Technologies Corp. (a)	1,807	10,914
Encysive Pharmaceuticals, Inc. (a)	2,504	22,786
Enzon Pharmaceuticals, Inc. (a)	1,396	9,437
Exact Sciences Corp. (a)	1,230	3,161
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)	2,435	$26,444
Favrille, Inc.	178	999
Forbes Medi-Tech, Inc. (a)	1,040	2,307
Genaera Corp. (a)	2,470	4,298
Gene Logic, Inc. (a)	1,810	6,914
Genelabs Technologies, Inc. (a)	713	1,319
Genitope Corp. (a)	1,205	10,978
Genomic Health, Inc.	900	13,482
Genta, Inc. (a)(d)	2,036	5,680
GenVec, Inc. (a)	3,656	7,385
Genzyme Corp. (a)	8,968	621,841
Geron Corp. (a)	1,706	15,286
Gilead Sciences, Inc. (a)	15,943	992,771
GTx, Inc. (a)	830	8,981
Harvard Bioscience, Inc. (a)	973	4,855
Human Genome Sciences, Inc. (a)	4,334	54,262
Icagen, Inc.	222	1,765
ICOS Corp. (a)	2,182	52,652
Idenix Pharmaceuticals, Inc. (a)	1,720	35,208
Illumina, Inc. (a)	1,642	41,756
ImClone Systems, Inc. (a)	2,849	109,373
ImmunoGen, Inc. (a)	2,035	9,300
Immunomedics, Inc. (a)	1,704	4,908
Incyte Corp. (a)	2,540	14,935
Indevus Pharmaceuticals, Inc. (a)	1,656	10,002
Inhibitex, Inc. (a)(d)	1,533	12,448
InterMune, Inc. (a)	1,181	22,510
Introgen Therapeutics, Inc. (a)(d)	1,380	8,183
Invitrogen Corp. (a)	1,844	130,795
Isis Pharmaceuticals, Inc. (a)	3,167	25,463
Kendle International, Inc. (a)	394	12,510
Keryx Biopharmaceuticals, Inc. (a)	1,032	17,606
Kosan Biosciences, Inc. (a)	755	3,707
La Jolla Pharmaceutical Co. (a)(d)	357	1,928
Lexicon Genetics, Inc. (a)	2,296	9,414
Luminex Corp. (a)	900	12,600
MannKind Corp. (a)	1,922	33,231
Marshall Edwards, Inc. (a)(d)	1,945	12,156
Martek Biosciences (a)	979	33,364
Maxygen, Inc. (a)	2,330	18,127
Medarex, Inc. (a)	4,502	66,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	8,943	$326,330
Metabasis Therapeutics, Inc. (a)	1,518	14,042
Millennium Pharmaceuticals, Inc. (a)	10,893	114,159
Momenta Pharmaceuticals, Inc. (a)	985	23,482
Monogram Biosciences, Inc. (a)	6,461	12,857
Myogen, Inc. (a)	1,833	69,471
Myriad Genetics, Inc. (a)	1,095	28,120
Nabi Biopharmaceuticals (a)	2,212	9,091
Nanogen, Inc. (a)	940	2,369
Nektar Therapeutics (a)(d)	2,819	58,945
Neopharm, Inc. (a)	731	7,398
NeoRX Corp. (a)	507	681
Neose Technologies, Inc. (a)	1,126	3,682
Neurochem, Inc. (a)	1,043	15,615
Neurocrine Biosciences, Inc. (a)	1,170	76,764
Neurogen Corp. (a)	1,639	11,047
Northfield Laboratories, Inc. (a)	914	9,570
Novavax, Inc. (a)	2,057	11,931
NPS Pharmaceuticals, Inc. (a)	1,233	18,914
Nuvelo, Inc. (a)	1,856	31,812
ONYX Pharmaceuticals, Inc. (a)	1,959	55,832
Orchid Cellmark, Inc. (a)	1,015	6,790
Orthologic Corp. (a)	1,251	7,243
Oscient Pharmaceuticals Corp. (a)	6,157	12,437
OSI Pharmaceuticals, Inc. (a)	2,008	65,220
Panacos Pharmaceuticals, Inc. (a)	1,499	10,913
PDL BioPharma, Inc. (a)	3,852	120,606
Peregrine Pharmaceuticals, Inc. (a)	4,452	6,233
Pharmacopeia Drug Discovery, Inc. (a)	368	1,777
Pharmacyclics, Inc. (a)	1,146	5,444
Pharmion Corp. (a)	1,001	16,537
PRAECIS Pharmaceuticals, Inc. (a)	354	2,110
Progenics Pharmaceuticals, Inc. (a)	1,003	29,589
QIAGEN NV (a)	4,566	68,079
QLT, Inc. (a)	2,958	21,089
Regeneron Pharmaceuticals, Inc. (a)	1,881	30,792
Renovis, Inc. (a)	1,133	24,541
Rigel Pharmaceuticals, Inc. (a)	589	5,596
Savient Pharmaceuticals, Inc. (a)	2,981	15,412
SciClone Pharmaceuticals, Inc. (a)	1,927	4,528
Seattle Genetics, Inc. (a)	1,337	7,059
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sequenom, Inc. (a)	1,742	$1,132
Seracare Life Sciences, Inc. (a)	608	6,816
Serologicals Corp. (a)	1,082	26,174
Sirna Therapeutics, Inc. (a)	2,265	13,930
Solexa, Inc. (a)(d)	1,429	10,903
StemCells, Inc. (a)	2,240	8,131
Stratagene Corp.	589	6,167
Tanox, Inc. (a)	1,465	27,952
Targeted Genetics Corp. (a)	5,047	2,473
Techne Corp. (a)	1,361	80,939
Telik, Inc. (a)	1,993	44,085
Third Wave Technologies, Inc. (a)	1,721	5,318
Threshold Pharmaceuticals, Inc.	1,985	29,874
Trimeris, Inc. (a)	537	6,734
United Therapeutics Corp. (a)	769	47,401
Vasogen, Inc. (a)(d)	1,722	5,077
Vertex Pharmaceuticals, Inc. (a)	3,642	157,480
ViaCell, Inc. (a)	1,828	9,524
Vical, Inc. (a)	1,765	8,313
Vion Pharmaceuticals, Inc. (a)	2,003	4,807
XOMA Ltd. (a)	1,917	3,221
Zymogenetics, Inc. (a)	2,659	58,870
		10,195,844
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	680	14,953
Abiomed, Inc. (a)	907	9,433
Adeza Biomedical Corp. (a)	352	7,814
Aksys Ltd. (a)(d)	1,303	2,228
Align Technology, Inc. (a)	2,037	16,622
American Medical Systems Holdings, Inc. (a)	2,199	47,652
Analogic Corp.	575	31,021
Angiodynamics, Inc. (a)	529	13,283
Arrow International, Inc.	1,591	49,226
ArthroCare Corp. (a)	888	40,111
Aspect Medical Systems, Inc. (a)	1,014	27,165
Atricure, Inc.	695	5,074
BioLase Technology, Inc.	592	4,541
Biomet, Inc.	8,634	314,278
Biosite, Inc. (a)	581	31,420
BioVeris Corp. (a)	1,519	6,547
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Bruker BioSciences Corp. (a)	3,748	$16,754
Candela Corp. (a)	1,339	25,642
Cardiac Science Corp. (a)	240	2,400
Cardiodynamics International Corp. (a)	1,574	2,046
Cerus Corp. (a)	1,646	17,826
China Medical Technologies, Inc. sponsored ADR	337	11,643
Conceptus, Inc. (a)	789	11,306
CONMED Corp. (a)	1,180	22,845
Conor Medsystems, Inc. (a)	1,000	25,750
Cutera, Inc. (a)	521	14,114
Cyberonics, Inc. (a)	756	20,541
Cytyc Corp. (a)	3,882	111,918
Dade Behring Holdings, Inc.	3,069	111,957
Datascope Corp.	390	14,879
DENTSPLY International, Inc.	2,606	148,516
DexCom, Inc.	1,171	20,434
Dionex Corp. (a)	685	37,586
E-Z-EM, Inc. (a)	876	17,932
Encore Medical Corp. (a)	1,355	8,076
Endologix, Inc. (a)	1,944	9,487
Epix Pharmaceuticals, Inc. (a)	576	2,506
ev3, Inc.	2,664	44,382
Exactech, Inc. (a)	534	6,782
Foxhollow Technologies, Inc. (a)	837	22,231
Gen-Probe, Inc. (a)	1,632	81,535
Given Imaging Ltd. (a)	952	21,934
HealthTronics, Inc. (a)	1,523	11,072
Hologic, Inc. (a)	1,470	70,310
I-Flow Corp. (a)	657	9,021
ICU Medical, Inc. (a)	375	13,163
IDEXX Laboratories, Inc. (a)	1,109	87,145
Immucor, Inc. (a)	1,832	54,630
INAMED Corp. (a)	1,167	103,198
Integra LifeSciences Holdings Corp. (a)	979	39,003
Intermagnetics General Corp. (a)	1,950	57,369
IntraLase Corp. (a)	1,053	19,512
Intuitive Surgical, Inc. (a)	1,183	106,707
IRIS International, Inc. (a)	690	15,684
Kensey Nash Corp. (a)	550	13,464
Kyphon, Inc. (a)	1,600	57,136
Laserscope, Inc. (a)	710	15,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LifeCell Corp. (a)	1,282	$28,281
Lifecore Biomedical, Inc. (a)	614	8,031
Medical Action Industries, Inc. (a)	947	22,425
Meridian Bioscience, Inc.	1,446	32,231
Merit Medical Systems, Inc. (a)	1,302	18,554
Microtek Medical Holdings, Inc. (a)	1,585	5,579
Molecular Devices Corp. (a)	603	19,193
Natus Medical, Inc. (a)	695	13,872
Neogen Corp. (a)	709	16,094
NeuroMetrix, Inc. (a)	497	17,852
Nutraceutical International Corp. (a)	719	10,332
NuVasive, Inc. (a)	1,290	23,852
NxStage Medical, Inc.	753	10,647
OccuLogix, Inc. (a)(d)	1,709	6,221
OraSure Technologies, Inc. (a)	1,286	12,243
Orthofix International NV (a)	477	19,796
Orthovita, Inc. (a)	3,496	14,159
Palomar Medical Technologies, Inc. (a)	808	25,816
PolyMedica Corp.	1,048	42,381
Possis Medical, Inc. (a)	574	5,367
Quidel Corp. (a)	1,189	13,364
Regeneration Technologies, Inc. (a)	856	6,292
Respironics, Inc. (a)	2,378	86,464
Rita Medical Systems, Inc. (a)	2,095	7,835
Schick Technologies, Inc. (a)	500	21,695
Shamir Optical Industry Ltd.	707	6,759
Somanetics Corp. (a)	471	11,926
Sonic Innovations, Inc. (a)	1,373	5,931
SonoSite, Inc. (a)	529	21,350
Staar Surgical Co. (a)	832	6,756
Stereotaxis, Inc. (a)	1,010	13,362
SurModics, Inc. (a)	704	27,287
Syneron Medical Ltd. (a)	692	18,961
Synovis Life Technologies, Inc. (a)	230	2,171
The Spectranetics Corp. (a)	1,041	11,930
Thermogenesis Corp. (a)	1,689	6,739
Thoratec Corp. (a)	1,495	30,079
Trinity Biotech PLC sponsored ADR (a)	151	1,336
TriPath Imaging, Inc. (a)	1,154	7,466
Utah Medical Products, Inc.	500	16,505
Varian, Inc. (a)	1,095	43,691
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ventana Medical Systems, Inc. (a)	1,342	$48,674
Vital Signs, Inc.	457	23,334
Vnus Medical Technologies, Inc. (a)	439	3,753
Wright Medical Group, Inc. (a)	1,176	22,732
Young Innovations, Inc.	390	13,143
Zoll Medical Corp. (a)	338	8,873
		2,966,666
Health Care Providers & Services - 2.2%
Accelrys, Inc. (a)	737	4,569
Allied Healthcare International, Inc. (a)	1,897	9,181
Allscripts Healthcare Solutions, Inc. (a)	1,788	33,525
Amedisys, Inc. (a)	479	15,414
America Service Group, Inc. (a)	530	9,567
American Dental Partners, Inc. (a)	487	6,346
AMICAS, Inc. (a)	2,483	12,192
AmSurg Corp. (a)	897	19,653
Andrx Corp. (a)	2,280	44,688
Bio-Reference Laboratories, Inc. (a)	768	13,217
BioScrip, Inc. (a)	895	6,417
Cerner Corp. (a)	2,890	120,311
Computer Programs & Systems, Inc.	414	19,027
Corvel Corp. (a)	349	6,806
Cross Country Healthcare, Inc. (a)	928	16,992
Dendrite International, Inc. (a)	1,280	17,024
Dialysis Corp. of America (a)	301	3,793
Eclipsys Corp. (a)	1,688	43,415
Emageon, Inc.	600	10,530
Emdeon Corp. (a)	11,826	124,646
eResearchTechnology, Inc. (a)	1,605	23,610
Express Scripts, Inc. (a)	4,963	433,121
Genesis HealthCare Corp. (a)	620	24,645
Gentiva Health Services, Inc. (a)	964	16,060
HealthExtras, Inc. (a)	1,320	40,867
Healthways, Inc. (a)	1,164	50,692
Henry Schein, Inc. (a)	2,931	136,731
Horizon Health Corp. (a)	524	12,089
Hythiam, Inc. (a)	1,433	10,318
ICON PLC sponsored ADR (a)	371	17,808
LCA-Vision, Inc.	840	36,624
LHC Group, Inc.	200	3,242
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Lifeline Systems, Inc. (a)	712	$33,948
LifePoint Hospitals, Inc. (a)	1,857	57,678
Lincare Holdings, Inc. (a)	3,302	135,052
Magellan Health Services, Inc. (a)	1,405	53,657
Matria Healthcare, Inc. (a)	570	24,664
Medcath Corp. (a)	731	16,755
Merge Technologies, Inc. (a)	930	17,977
MWI Veterinary Supply, Inc.	434	13,172
National Medical Health Card Systems, Inc. (a)	330	9,983
NationsHealth, Inc. (a)	1,400	5,992
Nighthawk Radiology Holdings, Inc.	1,074	25,422
NovaMed Eyecare, Inc. (a)	1,179	8,725
Odyssey Healthcare, Inc. (a)	928	17,465
Omnicell, Inc. (a)	664	7,676
Option Care, Inc.	1,195	16,754
PAREXEL International Corp. (a)	1,314	33,665
Patterson Companies, Inc. (a)	4,542	163,694
PDI, Inc. (a)	594	5,768
Per-Se Technologies, Inc. (a)	866	21,875
Pharmaceutical Product Development, Inc.	1,931	134,378
Phase Forward, Inc. (a)	975	9,692
PRA International (a)	691	18,208
Providence Service Corp. (a)	379	11,685
PSS World Medical, Inc. (a)	2,922	50,492
Psychiatric Solutions, Inc. (a)	1,764	58,265
QMed, Inc. (a)	603	5,692
Radiation Therapy Services, Inc. (a)	602	17,091
ResCare, Inc. (a)	930	17,010
Rotech Healthcare, Inc. (a)	695	10,383
Rural/Metro Corp. (a)	909	7,836
SFBC International, Inc. (a)(d)	543	12,815
Sun Healthcare Group, Inc. (a)	1,059	6,756
Symbion, Inc. (a)	887	20,915
TLC Vision Corp. (a)	2,012	11,918
TriZetto Group, Inc. (a)	1,531	25,660
U.S. Physical Therapy, Inc. (a)	574	11,050
United Surgical Partners International, Inc. (a)	1,506	52,936
VCA Antech, Inc. (a)	2,704	75,577
Ventiv Health, Inc. (a)	884	24,628
VistaCare, Inc. Class A (a)	323	4,377
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vital Images, Inc. (a)	671	$22,277
WebMD Health Corp. Class A	272	10,108
		2,632,791
Pharmaceuticals - 1.7%
Acusphere, Inc. (a)	1,243	7,247
Adams Respiratory Therapeutics, Inc.	1,000	37,510
Adolor Corp. (a)	1,332	36,590
Advancis Pharmaceutical Corp. (a)	1,591	3,500
American Pharmaceutical Partners, Inc. (a)	2,351	71,094
Aspreva Pharmaceuticals Corp.	1,130	29,539
Atherogenics, Inc. (a)	1,239	19,973
Auxilium Pharmaceuticals, Inc. (a)	1,496	10,921
Axcan Pharma, Inc. (a)	1,329	16,072
Barrier Therapeutics, Inc. (a)	1,043	10,545
Cardiome Pharma Corp. (a)	1,301	15,550
CNS., Inc.	475	9,875
Columbia Laboratories, Inc. (a)	1,899	8,602
Connetics Corp. (a)	1,261	20,025
Corgentech, Inc. (a)	324	2,851
Cypress Bioscience, Inc. (a)	1,387	8,294
DepoMed, Inc. (a)	1,263	8,273
Discovery Laboratories, Inc. (a)	2,549	19,347
Draxis Health, Inc. (a)	1,236	5,733
Durect Corp. (a)	2,421	13,775
Endo Pharmaceuticals Holdings, Inc. (a)	4,383	138,152
Epicept Corp. (a)	147	479
First Horizon Pharmaceutical Corp. (a)	1,418	29,097
Flamel Technologies SA sponsored ADR (a)	803	19,160
Hi-Tech Pharmacal Co., Inc. (a)	462	11,384
Hollis-Eden Pharmaceuticals, Inc. (a)	580	3,695
Inspire Pharmaceuticals, Inc. (a)	1,281	6,469
Ista Pharmaceuticals, Inc. (a)	753	4,608
Kos Pharmaceuticals, Inc. (a)	1,546	67,823
Matrixx Initiatives, Inc. (a)	372	9,575
Medicines Co. (a)	1,592	32,461
MGI Pharma, Inc. (a)	2,485	43,811
Nastech Pharmaceutical Co., Inc. (a)	1,139	23,896
New River Pharmaceuticals, Inc. (a)	1,328	40,610
Nexmed, Inc. (a)	672	692
NitroMed, Inc. (a)	982	11,539
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Noven Pharmaceuticals, Inc. (a)	899	$13,548
Novogen Ltd. sponsored ADR (a)	97	1,547
Pain Therapeutics, Inc. (a)	1,553	16,757
Penwest Pharmaceuticals Co. (a)	793	18,437
Perrigo Co.	3,452	54,852
Pharmos Corp. (a)	462	984
Pozen, Inc. (a)	826	14,356
Salix Pharmaceuticals Ltd. (a)	1,308	20,614
Santarus, Inc. (a)	1,330	9,962
Sepracor, Inc. (a)	3,600	206,316
Shire PLC sponsored ADR	1,614	76,794
Somaxon Pharmaceuticals, Inc.	769	14,373
SuperGen, Inc. (a)	1,151	5,859
Taro Pharmaceutical Industries Ltd. (a)(d)	783	12,943
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,246	682,170
ViroPharma, Inc. (a)	2,193	42,435
Vivus, Inc. (a)	2,040	6,712
Xenoport, Inc.	733	14,088
Zila, Inc. (a)	3,259	12,189
		2,023,703
TOTAL HEALTH CARE		17,819,004
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	561	13,150
Argon ST, Inc. (a)	860	25,551
BE Aerospace, Inc. (a)	2,512	60,263
Ceradyne, Inc. (a)	865	52,661
Elbit Systems Ltd.	1,390	31,970
Essex Corp. (a)	486	10,935
Herley Industries, Inc. (a)	746	14,032
Innovative Solutions & Support, Inc. (a)	567	8,000
Ionatron, Inc. (a)(d)	2,941	33,704
Kaman Corp.	987	22,415
KVH Industries, Inc. (a)	419	4,400
Ladish Co., Inc. (a)	1,065	23,419
MTC Technologies, Inc. (a)	622	17,161
Sypris Solutions, Inc.	676	7,010
		324,671
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	1,800	$14,436
C.H. Robinson Worldwide, Inc.	5,710	255,922
Dynamex, Inc. (a)	596	12,111
EGL, Inc. (a)	1,569	63,466
Expeditors International of Washington, Inc.	3,571	277,788
Forward Air Corp.	1,261	44,740
Hub Group, Inc. Class A (a)	852	35,528
Pacer International, Inc.	1,292	41,150
Park-Ohio Holdings Corp. (a)	439	9,096
UTI Worldwide, Inc.	1,035	108,292
		862,529
Airlines - 0.3%
Frontier Airlines, Inc. (a)	1,453	10,462
JetBlue Airways Corp. (a)	5,655	64,467
MAIR Holdings, Inc. (a)	1,544	7,890
Mesa Air Group, Inc. (a)	1,187	13,556
Pinnacle Airlines Corp. (a)	841	6,350
Republic Airways Holdings, Inc. (a)	1,345	18,857
Ryanair Holdings PLC sponsored ADR (a)	2,033	107,932
SkyWest, Inc.	1,780	51,567
UAL Corp. (a)	3,100	109,957
World Air Holdings, Inc. (a)	928	8,046
		399,084
Building Products - 0.1%
Aaon, Inc. (a)	568	12,422
American Woodmark Corp.	498	16,932
Apogee Enterprises, Inc.	1,220	21,094
Builders FirstSource, Inc.	900	21,339
Insteel Industries, Inc.	286	10,676
Quixote Corp.	489	10,978
Universal Forest Products, Inc.	656	40,560
		134,001
Commercial Services & Supplies - 1.6%
51job, Inc. sponsored ADR (a)	198	3,148
Advisory Board Co. (a)	571	30,817
American Ecology Corp.	1,049	19,952
Barrett Business Services, Inc. (a)	449	10,807
BB Holdings Ltd. (non-vtg.)	1,707	10,839
Casella Waste Systems, Inc. Class A (a)	817	11,561
CBIZ, Inc. (a)	2,443	17,736
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	6,089	$250,197
Clean Harbors, Inc. (a)	576	18,996
Coinstar, Inc. (a)	747	19,273
Comsys IT Partners, Inc. (a)	927	10,818
Copart, Inc. (a)	3,367	87,003
Corporate Executive Board Co.	1,395	139,500
CoStar Group, Inc. (a)	745	38,449
CRA International, Inc. (a)	352	16,456
Danka Business Systems PLC sponsored ADR (a)	836	1,354
DiamondCluster International, Inc. (a)	1,123	10,972
Duratek, Inc. (a)	611	13,393
Exponent, Inc. (a)	442	14,056
First Advantage Corp. Class A (a)	418	9,957
First Consulting Group, Inc. (a)	1,495	9,344
FirstService Corp. (sub. vtg.) (a)	1,234	31,215
G&K Services, Inc. Class A	624	24,398
Healthcare Services Group, Inc.	1,382	25,512
Heidrick & Struggles International, Inc. (a)	758	28,046
Herman Miller, Inc.	2,268	68,471
Hudson Highland Group, Inc. (a)	700	11,613
Huron Consulting Group, Inc. (a)	752	20,635
ICT Group, Inc. (a)	571	13,556
Integrated Alarm Services Group, Inc. (a)	634	1,997
Intersections, Inc. (a)	441	4,018
Kelly Services, Inc. Class A (non-vtg.)	1,175	31,713
Kenexa Corp.	1,245	33,266
Kforce, Inc. (a)	1,302	15,767
Layne Christensen Co. (a)	643	17,933
Learning Tree International, Inc. (a)	1,097	12,846
LECG Corp. (a)	910	14,715
McGrath RentCorp.	1,132	31,153
Mobile Mini, Inc. (a)	438	23,862
Monster Worldwide, Inc. (a)	4,028	197,211
NCO Group, Inc. (a)	998	22,425
On Assignment, Inc. (a)	1,390	15,415
OneSource Services, Inc. (a)	106	1,557
PeopleSupport, Inc. (a)	1,045	10,617
PICO Holdings, Inc. (a)	771	26,037
PRG-Schultz International, Inc. (a)	2,172	1,043
Resources Connection, Inc. (a)	1,680	46,234
School Specialty, Inc. (a)	772	26,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
SOURCECORP, Inc. (a)	474	$12,134
Stericycle, Inc. (a)	1,414	85,476
Synagro Technologies, Inc.	2,757	13,178
Taleo Corp. Class A	824	11,379
Teletech Holdings, Inc. (a)	2,696	33,296
Tetra Tech, Inc. (a)	1,932	34,409
TRM Corp. (a)	430	3,870
United Stationers, Inc. (a)	1,153	57,074
Waste Industries USA, Inc.	1,018	15,779
Waste Services, Inc. (a)	4,374	14,959
West Corp. (a)	2,311	100,598
		1,884,962
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	2,305	110,640
Insituform Technologies, Inc. Class A (a)	1,365	36,732
Washington Group International, Inc.	855	49,906
Williams Scotsman International, Inc.	1,200	26,796
		224,074
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	12,051
American Power Conversion Corp.	6,674	136,350
American Superconductor Corp. (a)	795	8,014
Artesyn Technologies, Inc. (a)	1,201	13,091
Capstone Turbine Corp. (a)	3,505	11,076
Color Kinetics, Inc. (a)	533	9,312
Deswell Industries, Inc.	609	6,187
Distributed Energy Systems Corp. (a)	1,083	10,104
Encore Wire Corp. (a)	772	24,079
Energy Conversion Devices, Inc. (a)	956	44,789
Evergreen Solar, Inc. (a)	2,133	33,253
Franklin Electric Co., Inc.	734	32,920
FuelCell Energy, Inc. (a)(d)	1,447	16,105
Genlyte Group, Inc. (a)	894	55,321
Hoku Scientific, Inc.	796	6,010
Hydrogenics Corp. (a)	3,294	13,076
II-VI, Inc. (a)	1,022	18,590
LSI Industries, Inc.	1,131	17,576
Medis Technologies Ltd. (a)(d)	883	16,777
Microvision, Inc. (a)(d)	1,063	3,678
Plug Power, Inc. (a)	2,703	13,758
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Powell Industries, Inc. (a)	482	$10,869
Power-One, Inc. (a)	2,581	14,634
Preformed Line Products Co.	259	10,632
Ultralife Batteries, Inc. (a)	686	8,541
Valence Technology, Inc. (a)(d)	2,374	5,460
Vicor Corp.	797	15,852
Woodward Governor Co.	1,092	35,108
		603,213
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	34,222
Westaim Corp. (a)	3,289	17,369
		51,591
Machinery - 1.0%
3D Systems Corp. (a)	683	12,977
A.S.V., Inc. (a)	884	28,447
American Railcar Industries, Inc.	600	20,160
American Science & Engineering, Inc. (a)	281	21,381
Astec Industries, Inc. (a)	782	28,089
Axsys Technologies, Inc. (a)	558	9,235
Bucyrus International, Inc. Class A	620	39,048
Columbus McKinnon Corp. (NY Shares) (a)	686	18,453
Commercial Vehicle Group, Inc. (a)	625	11,438
Dynamic Materials Corp.	432	14,126
Flanders Corp. (a)	1,144	12,527
Flow International Corp. (a)	2,483	32,453
FreightCar America, Inc.	410	28,905
Gehl Co. (a)	645	21,343
Hardinge, Inc.	423	7,035
Joy Global, Inc.	4,141	213,510
Lincoln Electric Holdings, Inc.	1,356	62,593
Middleby Corp. (a)	428	40,532
Nordson Corp.	1,291	64,447
PACCAR, Inc.	5,761	402,521
Portec Rail Products, Inc.	692	9,882
RBC Bearings, Inc.	747	14,738
Sun Hydraulics Corp.	516	11,734
Tecumseh Products Co.:
Class A (non-vtg.) (a)	517	11,689
Class B	262	5,308
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TurboChef Technologies, Inc. (a)	800	$10,640
Volvo AB sponsored ADR	588	25,654
		1,178,865
Marine - 0.2%
Alexander & Baldwin, Inc.	1,401	68,271
American Commercial Lines, Inc.	1,000	38,000
Aries Maritime Transport Ltd.	1,020	14,392
DryShips, Inc.	900	9,909
Eagle Bulk Shipping, Inc. (d)	700	9,093
Genco Shipping & Trading Ltd.	721	11,774
Quintana Maritime Ltd.	1,744	16,655
Stolt-Nielsen SA Class B sponsored ADR	898	28,080
		196,174
Road & Rail - 0.6%
AMERCO (a)	850	75,514
Arkansas Best Corp.	807	33,539
Celadon Group, Inc. (a)	676	16,292
Central Freight Lines, Inc. (a)	726	1,445
Covenant Transport, Inc. Class A (a)	611	9,471
Frozen Food Express Industries, Inc. (a)	698	8,139
Heartland Express, Inc.	2,477	57,293
J.B. Hunt Transport Services, Inc.	5,482	129,704
Landstar System, Inc.	2,130	99,237
Marten Transport Ltd. (a)	1,029	24,068
Old Dominion Freight Lines, Inc. (a)	1,486	39,171
P.A.M. Transportation Services, Inc. (a)	668	14,048
Quality Distribution, Inc. (a)	449	4,921
SCS Transportation, Inc. (a)	638	17,245
Swift Transportation Co., Inc. (a)	2,547	60,720
U.S. Xpress Enterprises, Inc. Class A (a)	842	14,365
Universal Truckload Services, Inc.	500	12,340
USA Truck, Inc. (a)	550	16,187
Vitran Corp., Inc. (a)	474	9,637
Werner Enterprises, Inc.	2,833	55,045
YRC Worldwide, Inc. (a)	1,886	90,226
		788,607
Trading Companies & Distributors - 0.3%
Aceto Corp.	828	6,135
Beacon Roofing Supply, Inc. (a)	794	31,172
Electro Rent Corp. (a)	1,299	19,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Fastenal Co.	5,052	$221,833
H&E Equipment Services, Inc.	1,195	29,983
Lawson Products, Inc.	395	13,979
NuCo2, Inc. (a)	701	20,995
Rush Enterprises, Inc. Class A (a)	983	18,186
UAP Holding Corp.	1,607	34,968
		396,606
Transportation Infrastructure - 0.0%
Navios Maritime Holdings, Inc. (a)(d)	1,800	8,550
TOTAL INDUSTRIALS		7,052,927
INFORMATION TECHNOLOGY - 49.5%
Communications Equipment - 8.5%
3Com Corp. (a)	13,296	61,826
ADC Telecommunications, Inc. (a)	3,801	96,241
Adtran, Inc.	2,611	71,855
Airspan Networks, Inc. (a)	2,489	15,307
Alvarion Ltd. (a)	2,562	23,929
Anaren, Inc. (a)	662	11,373
Andrew Corp. (a)	5,155	69,902
Arris Group, Inc. (a)	3,712	47,105
AudioCodes Ltd. (a)	1,741	19,987
Avanex Corp. (a)(d)	6,051	8,592
Avici Systems, Inc. (a)	537	1,939
Avocent Corp. (a)	1,639	54,759
Bel Fuse, Inc.:
Class A	177	5,027
Class B (non-vtg.)	300	9,933
Black Box Corp.	852	40,709
Blue Coat Systems, Inc. (a)	361	7,664
Bookham, Inc. (a)	1,243	8,676
C-COR, Inc. (a)	1,969	13,980
Carrier Access Corp. (a)	1,526	7,783
Centillium Communications, Inc. (a)	1,559	4,615
Ceragon Networks Ltd. (a)	865	4,213
CIENA Corp. (a)	23,476	94,374
Cisco Systems, Inc. (a)	211,128	4,273,231
Comtech Group, Inc. (a)	1,575	15,624
Comtech Telecommunications Corp. (a)	781	24,469
Comverse Technology, Inc. (a)	6,967	200,371
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	1,004	$10,913
Ditech Communications Corp. (a)	1,208	12,454
ECI Telecom Ltd. (a)	3,668	31,985
EFJ, Inc. (a)	1,024	11,878
EMS Technologies, Inc. (a)	443	7,753
Endwave Corp. (a)(d)	412	3,840
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	6,005
Extreme Networks, Inc. (a)	3,999	18,515
F5 Networks, Inc. (a)	1,331	90,268
Finisar Corp. (a)	11,548	32,103
Foundry Networks, Inc. (a)	4,534	63,657
Glenayre Technologies, Inc. (a)	1,379	5,378
Harmonic, Inc. (a)	2,575	14,858
Inter-Tel, Inc.	969	19,021
InterDigital Communication Corp. (a)	2,421	62,341
Ituran Location & Control Ltd.	834	14,178
Ixia (a)	2,329	28,088
JDS Uniphase Corp. (a)	54,786	166,549
Juniper Networks, Inc. (a)	20,186	371,221
Loral Space & Communications Ltd. (a)	600	16,182
MRV Communications, Inc. (a)	4,346	12,734
NETGEAR, Inc. (a)	1,147	19,683
Network Engines, Inc. (a)	1,511	3,294
Nice Systems Ltd. sponsored ADR (a)	448	23,323
NMS Communications Corp. (a)	1,666	5,931
Oplink Communications, Inc. (a)	693	11,331
Optical Communication Products, Inc. (a)	1,330	3,764
Orckit Communications Ltd. (a)	601	15,025
Packeteer, Inc. (a)	1,039	12,426
Parkervision, Inc. (a)(d)	1,061	8,594
PC-Tel, Inc. (a)	1,155	8,720
Performance Technologies, Inc. (a)	470	3,713
Polycom, Inc. (a)	3,211	62,358
Powerwave Technologies, Inc. (a)	3,586	52,642
Qiao Xing Universal Telephone, Inc. (a)(d)	504	3,452
QUALCOMM, Inc.	56,656	2,674,730
RADWARE Ltd. (a)	685	13,652
Radyne Corp. (a)	1,102	15,472
Redback Networks, Inc. (a)	1,785	33,826
Research In Motion Ltd. (a)	6,550	463,628
SafeNet, Inc. (a)	810	20,185
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SCM Microsystems, Inc. (a)	1,068	$3,685
SeaChange International, Inc. (a)	1,245	11,217
Sierra Wireless, Inc. (a)	732	8,698
Sirenza Microdevices, Inc. (a)	2,267	18,317
Sonus Networks, Inc. (a)	8,174	39,644
SpectraLink Corp.	479	5,925
Stratex Networks, Inc. (a)	2,958	15,204
Superior Essex, Inc. (a)	525	13,739
Sycamore Networks, Inc. (a)	8,426	39,349
Symmetricom, Inc. (a)	1,374	12,325
Tekelec (a)	2,363	31,688
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,225	144,073
Tellabs, Inc. (a)	15,522	228,018
Telular Corp. (a)	871	2,726
Terayon Communication Systems, Inc. (a)	1,730	4,636
Tollgrade Communications, Inc. (a)	443	6,313
UTStarcom, Inc. (a)	3,667	22,919
ViaSat, Inc. (a)	976	26,206
Westell Technologies, Inc. Class A (a)	3,694	17,547
WJ Communications, Inc. (a)	2,092	3,891
Zhone Technologies, Inc. (a)	6,304	15,382
		10,320,656
Computers & Peripherals - 5.4%
ActivCard Corp. (a)	1,423	5,208
Adaptec, Inc. (a)	4,706	29,460
Advanced Digital Information Corp. (a)	2,971	25,729
Apple Computer, Inc. (a)	28,977	1,986,084
Avid Technology, Inc. (a)	1,688	79,066
Brocade Communications Systems, Inc. (a)	9,900	52,173
Concurrent Computer Corp. (a)	2,256	5,911
Cray, Inc. (a)	2,041	4,000
Creative Technology Ltd. (Nasdaq)	2,846	21,857
Dell, Inc. (a)	80,960	2,347,840
Dot Hill Systems Corp. (a)	1,177	7,957
Electronics for Imaging, Inc. (a)	1,863	49,966
Hutchinson Technology, Inc. (a)	937	25,777
Immersion Corp. (a)	860	6,175
InFocus Corp. (a)	1,431	5,810
Innovex, Inc. (a)	857	3,677
Intergraph Corp. (a)	1,107	40,140
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Komag, Inc. (a)	960	$44,966
LaserCard Corp. (a)	492	8,989
Lexar Media, Inc. (a)(d)	2,584	17,313
Logitech International SA sponsored ADR (a)	560	22,708
M-Systems Flash Disk Pioneers Ltd. (a)	1,524	41,148
McDATA Corp.:
Class A (a)	4,595	20,310
Class B (a)	1,013	4,072
Mobility Electronics, Inc. (a)	1,162	10,958
Neoware Systems, Inc. (a)	1,146	28,111
Network Appliance, Inc. (a)	12,869	426,736
Novatel Wireless, Inc. (a)	861	7,026
Overland Storage, Inc. (a)	914	7,824
Palm, Inc. (a)	1,778	73,431
Presstek, Inc. (a)	1,343	17,016
QLogic Corp. (a)	2,741	112,765
Rackable Systems, Inc.	737	29,060
Rimage Corp. (a)	799	17,402
SanDisk Corp. (a)	6,452	389,314
SBS Technologies, Inc. (a)	435	4,824
Scailex Corp. Ltd. (Israel) (a)	1,465	8,506
SimpleTech, Inc. (a)	1,620	6,739
Stratasys, Inc. (a)	390	10,713
Sun Microsystems, Inc. (a)	121,057	504,808
Synaptics, Inc. (a)	866	20,342
		6,531,911
Electronic Equipment & Instruments - 1.8%
Acacia Research Corp. - Acacia Technologies (a)	1,296	10,757
Aeroflex, Inc. (a)	2,655	34,515
Agilysys, Inc.	1,074	15,347
Applied Films Corp. (a)	436	8,376
Bell Microproducts, Inc. (a)	812	4,880
Brightpoint, Inc. (a)	1,337	37,824
CalAmp Corp. (a)	1,266	12,723
CDW Corp.	2,751	156,422
Cherokee International Corp. (a)	469	2,406
Cogent, Inc. (a)	3,000	69,780
Cognex Corp.	1,592	43,796
Coherent, Inc. (a)	1,061	34,440
Daktronics, Inc.	949	33,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
DTS, Inc. (a)	525	$9,686
Echelon Corp. (a)	1,061	8,594
Electro Scientific Industries, Inc. (a)	948	23,662
Excel Technology, Inc. (a)	354	10,570
Fargo Electronics, Inc. (a)	609	11,528
FARO Technologies, Inc. (a)	894	14,295
Flextronics International Ltd. (a)	21,303	229,859
FLIR Systems, Inc. (a)	2,234	57,727
Global Imaging Systems, Inc. (a)	678	24,476
GSI Group, Inc. (a)	996	13,127
Identix, Inc. (a)	3,287	26,855
INTAC International (a)	1,136	6,816
International DisplayWorks, Inc. (a)	1,000	6,620
Itron, Inc. (a)	767	45,606
LeCroy Corp. (a)	442	6,542
Lipman Electronic Engineer Ltd. (Nasdaq) (a)	766	18,790
Littelfuse, Inc. (a)	850	24,429
LoJack Corp. (a)	808	18,382
Lowrance Electronics, Inc.	242	8,942
M-Flex Electronix, Inc. (a)	868	49,424
Maxwell Technologies, Inc. (a)	899	16,497
Measurement Specialties, Inc. (a)	600	14,652
Mechanical Technology, Inc. (a)	1,285	4,742
Mercury Computer Systems, Inc. (a)	1,018	17,550
Merix Corp. (a)	475	4,598
Methode Electronics, Inc. Class A	1,293	15,865
Metrologic Instruments, Inc. (a)	824	18,466
Molex, Inc.	3,241	103,161
Molex, Inc. Class A (non-vtg.)	3,177	90,227
MTS Systems Corp.	722	28,533
National Instruments Corp.	2,767	89,789
Newport Corp. (a)	1,742	30,903
NovAtel, Inc. (a)	320	10,589
NU Horizons Electronics Corp. (a)	658	5,744
Optimal Group, Inc. Class A (a)	1,305	24,090
Orbotech Ltd. (a)	1,227	29,239
OSI Systems, Inc. (a)	490	10,168
OYO Geospace Corp. (a)	211	9,999
PC Connection, Inc. (a)	1,121	6,143
Pemstar, Inc. (a)	1,399	3,232
PFSweb, Inc. (a)	1,212	1,964
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Photon Dynamics, Inc. (a)	560	$11,866
Planar Systems, Inc. (a)	480	7,459
Plexus Corp. (a)	1,585	53,193
RadiSys Corp. (a)	665	12,130
Richardson Electronics Ltd.	989	8,367
Rofin-Sinar Technologies, Inc. (a)	705	37,139
Sanmina-SCI Corp. (a)	20,574	79,416
ScanSource, Inc. (a)	521	30,275
Smart Modular Tech WWH, Inc.	1,872	16,380
SpatiaLight, Inc. (a)(d)	1,783	5,402
Staktek Holdings, Inc. (a)	1,214	6,713
Sunpower Corp. Class A (d)	886	38,895
Suntron Corp. (a)	1,647	4,282
Superconductor Technologies, Inc. (a)	1,907	934
Taser International, Inc. (a)(d)	1,904	18,202
Tech Data Corp. (a)	1,850	76,831
Trimble Navigation Ltd. (a)	1,866	76,338
TTM Technologies, Inc. (a)	1,039	13,413
Universal Display Corp. (a)	1,471	20,888
Viisage Technology, Inc. (a)(d)	1,009	18,545
Woodhead Industries, Inc.	504	7,308
X-Rite, Inc.	1,218	15,530
Xyratex Ltd. (a)	973	24,617
Zomax, Inc. (a)	2,600	5,330
Zygo Corp. (a)	622	10,692
		2,217,125
Internet Software & Services - 6.5%
24/7 Real Media, Inc. (a)	2,353	20,777
Akamai Technologies, Inc. (a)	5,999	158,974
Aladdin Knowledge Systems Ltd. (a)	753	15,263
aQuantive, Inc. (a)	2,100	55,839
Ariba, Inc. (a)	2,305	23,511
Art Technology Group, Inc. (a)	2,639	7,732
AsiaInfo Holdings, Inc. (a)	1,307	5,699
Autobytel, Inc. (a)	1,041	4,861
Baidu.com, Inc. sponsored ADR (d)	125	6,428
Bankrate, Inc. (a)	726	26,245
BroadVision, Inc. (a)	1,412	762
Chordiant Software, Inc. (a)	2,159	7,146
Click Commerce, Inc. (a)(d)	442	11,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CMGI, Inc. (a)	16,443	$24,007
CNET Networks, Inc. (a)	4,909	67,941
Corillian Corp. (a)	1,860	7,180
Cryptologic, Inc.	469	11,765
CyberSource Corp. (a)	1,115	9,321
DealerTrack Holdings, Inc.	1,000	23,110
Digital Insight Corp. (a)	1,290	42,635
Digital River, Inc. (a)	1,063	40,011
Digitas, Inc. (a)	3,011	42,545
EarthLink, Inc. (a)	5,038	49,977
eBay, Inc. (a)	48,209	1,931,253
eCollege.com (a)	553	11,408
Entrust, Inc. (a)	2,378	8,799
Equinix, Inc. (a)	915	47,983
GigaMedia Ltd. (a)	1,836	8,280
Google, Inc. Class A (sub. vtg.) (a)	6,810	2,469,442
Greenfield Online, Inc. (a)	454	3,183
Homestore, Inc. (a)	4,453	27,698
Housevalues, Inc. (a)(d)	700	9,450
InfoSpace, Inc. (a)	1,141	27,510
Internet Capital Group, Inc. (a)	2,642	24,042
Interwoven, Inc. (a)	1,495	13,007
Iona Technologies PLC sponsored ADR (a)	533	1,881
iPass, Inc. (a)	1,581	11,668
iVillage, Inc. (a)	2,121	17,286
j2 Global Communications, Inc. (a)	731	31,872
Jupitermedia Corp. (a)	1,459	21,652
Keynote Systems, Inc. (a)	1,025	11,531
Kintera, Inc. (a)	800	1,760
LivePerson, Inc. (a)	2,751	15,131
LookSmart Ltd. (a)	833	3,832
Marchex, Inc. Class B (a)(d)	1,045	22,927
MatrixOne, Inc. (a)	1,819	11,041
MIVA, Inc. (a)	1,339	5,851
NaviSite, Inc. (a)	523	957
Neoforma, Inc. (a)	772	7,651
Net2Phone, Inc. (a)	1,222	2,481
NetEase.com, Inc. sponsored ADR (a)	611	53,493
NetRatings, Inc. (a)	1,039	13,538
NIC, Inc. (a)	1,749	10,511
Online Resources Corp. (a)	1,151	14,618
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	1,697	$29,604
Openwave Systems, Inc. (a)	3,123	61,992
Perficient, Inc. (a)	1,048	11,444
PlanetOut, Inc. (a)	573	5,386
RADVision Ltd. (a)	826	16,561
RealNetworks, Inc. (a)	5,396	42,413
S1 Corp. (a)	3,058	12,599
SAVVIS, Inc. (a)	5,140	3,649
Selectica, Inc. (a)	2,459	6,762
Sify Ltd. sponsored ADR (a)	740	9,309
Sina Corp. (a)	1,642	36,732
SkillSoft PLC sponsored ADR (a)	3,139	16,856
Sohu.com, Inc. (a)	1,276	26,834
SonicWALL, Inc. (a)	2,405	16,138
Stellent, Inc. (a)	1,069	11,706
Supportsoft, Inc. (a)	2,282	9,425
The Knot, Inc. (a)	1,118	16,982
Tom Online, Inc. sponsored ADR (a)	200	4,460
Traffic.com, Inc.	800	8,584
Travelzoo, Inc. (a)(d)	630	11,705
Tumbleweed Communications Corp. (a)	1,264	3,564
United Online, Inc.	1,839	22,086
ValueClick, Inc. (a)	3,510	61,460
VeriSign, Inc. (a)	8,877	210,030
Vignette Corp. (a)	1,002	16,132
Vitria Technology, Inc. (a)	2,548	6,956
WebEx Communications, Inc. (a)	1,430	39,868
webMethods, Inc. (a)	2,229	16,584
Websense, Inc. (a)	754	46,605
WebSideStory, Inc. (a)	1,076	16,861
Website Pros, Inc.	652	7,635
Workstream, Inc. (a)	1,954	4,025
Yahoo!, Inc. (a)	48,934	1,568,824
Zix Corp. (a)(d)	974	1,627
		7,886,010
IT Services - 1.6%
Acxiom Corp.	3,256	84,265
Answerthink, Inc. (a)	1,964	12,020
Applied Digital Solutions, Inc. (a)	2,129	5,748
Carreker Corp. (a)	996	5,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CheckFree Corp. (a)	3,197	$158,124
Cognizant Technology Solutions Corp. Class A (a)	4,649	267,829
Covansys Corp. (a)	1,396	20,912
CSG Systems International, Inc. (a)	1,788	39,300
Edgewater Technology, Inc. (a)	1,090	6,464
Euronet Worldwide, Inc. (a)	1,275	44,702
Fiserv, Inc. (a)	6,146	255,059
Forrester Research, Inc. (a)	638	14,425
Gevity HR, Inc.	796	20,043
iGate Corp. (a)	1,393	9,263
Indus International, Inc. (a)	1,166	4,081
Infocrossing, Inc. (a)(d)	717	8,432
Infosys Technologies Ltd. sponsored ADR	1,264	89,491
infoUSA, Inc.	1,995	23,441
Integral Systems, Inc.	418	11,708
Intrado, Inc. (a)	517	13,266
iPayment, Inc. (a)	756	32,304
Kanbay International, Inc. (a)	1,468	24,927
Lightbridge, Inc. (a)	1,638	16,069
Lionbridge Technologies, Inc. (a)	1,683	12,050
ManTech International Corp. Class A (a)	669	18,799
Ness Technologies, Inc. (a)	932	10,457
Paychex, Inc.	13,165	527,258
Pegasus Solutions, Inc. (a)	892	8,242
RightNow Technologies, Inc. (a)	1,056	17,413
Sapient Corp. (a)	4,930	36,975
SI International, Inc. (a)	431	14,033
SM&A (a)	996	6,693
Sykes Enterprises, Inc. (a)	1,314	17,502
Syntel, Inc.	1,406	23,902
TALX Corp.	879	28,093
Telvent GIT SA (a)	871	11,409
Tier Technologies, Inc. Class B (a)	1,203	9,143
Zanett, Inc. (a)	2,719	9,326
		1,919,064
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,372	104,700
Semiconductors & Semiconductor Equipment - 10.5%
8X8, Inc. (a)(d)	2,302	3,867
Actel Corp. (a)	1,079	15,743
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ADE Corp. (a)	460	$15,217
Advanced Analogic Technologies, Inc.	1,805	21,552
Advanced Energy Industries, Inc. (a)	1,755	25,132
Alliance Semiconductor Corp. (a)	1,231	3,213
Altera Corp. (a)	12,719	254,889
AMIS Holdings, Inc. (a)	3,292	28,377
Amkor Technology, Inc. (a)	6,344	56,335
ANADIGICS, Inc. (a)	839	5,294
Applied Materials, Inc.	56,578	1,037,641
Applied Micro Circuits Corp. (a)	9,268	33,457
ARM Holdings PLC sponsored ADR	2,713	19,534
ASE Test Ltd. (a)	3,590	28,935
ASM International NV (Nasdaq) (a)	397	7,376
ASML Holding NV (NY Shares) (a)	4,916	101,663
Asyst Technologies, Inc. (a)	1,284	12,532
Atheros Communications, Inc. (a)	1,589	32,702
ATI Technologies, Inc. (a)	8,351	132,966
Atmel Corp. (a)	19,801	90,095
ATMI, Inc. (a)	1,136	34,114
Axcelis Technologies, Inc. (a)	2,915	20,143
Broadcom Corp. Class A (a)	15,528	700,158
Brooks Automation, Inc. (a)	2,292	35,961
Cabot Microelectronics Corp. (a)	748	25,522
California Micro Devices Corp. (a)	960	5,846
Cambridge Display Technologies, Inc. (a)(d)	1,117	10,444
Camtek Ltd. (a)	1,772	9,037
Cascade Microtech, Inc. (a)	599	7,835
Ceva, Inc. (a)	287	1,731
China Energy Savings Technology, Inc. (a)	1,108	7,590
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,935	20,692
Cirrus Logic, Inc. (a)	2,895	21,973
Cohu, Inc.	994	20,993
Conexant Systems, Inc. (a)	22,282	66,400
Credence Systems Corp. (a)	4,370	37,844
Cree, Inc. (a)	2,605	78,020
Cymer, Inc. (a)	1,294	58,204
Diodes, Inc. (a)	882	33,322
DSP Group, Inc. (a)	799	21,493
EMCORE Corp. (a)	3,649	28,280
Entegris, Inc. (a)	4,542	47,509
ESS Technology, Inc. (a)	1,906	7,128
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Exar Corp. (a)	1,400	$17,430
FEI Co. (a)	1,251	25,033
FormFactor, Inc. (a)	1,372	50,544
FSI International, Inc. (a)	988	5,839
Genesis Microchip, Inc. (a)	1,212	26,058
Hi/fn, Inc. (a)	451	3,171
Hittite Microwave Corp.	900	24,867
ICOS Vision Systems NV (a)	570	27,998
Ikanos Communications, Inc.	934	20,548
Integrated Device Technology, Inc. (a)	6,715	99,718
Integrated Silicon Solution, Inc. (a)	1,726	10,908
Intel Corp.	206,763	4,259,318
Intersil Corp. Class A	5,059	143,372
Intevac, Inc. (a)	636	13,947
IXYS Corp. (a)	1,068	11,428
KLA-Tencor Corp.	7,118	371,773
Kopin Corp. (a)	2,638	11,475
Kulicke & Soffa Industries, Inc. (a)	1,390	15,568
Lam Research Corp. (a)	5,089	219,336
Lattice Semiconductor Corp. (a)	3,480	15,834
Leadis Technology, Inc. (a)	715	3,875
Linear Technology Corp.	10,400	383,344
LTX Corp. (a)	3,886	21,995
Marvell Technology Group Ltd. (a)	9,942	608,649
Mattson Technology, Inc. (a)	1,825	22,046
Maxim Integrated Products, Inc.	11,123	434,798
Micrel, Inc. (a)	2,895	40,443
Microchip Technology, Inc.	7,204	253,581
Microsemi Corp. (a)	2,037	62,638
Microtune, Inc. (a)	1,795	9,693
Mindspeed Technologies, Inc. (a)	2,431	9,043
MIPS Technologies, Inc. (a)	1,934	16,246
MKS Instruments, Inc. (a)	2,126	47,537
Monolithic Power Systems, Inc. (a)	1,663	28,354
Monolithic System Technology, Inc. (a)	1,045	7,555
Nanometrics, Inc. (a)	749	9,947
Netlogic Microsystems, Inc. (a)	690	24,392
Novellus Systems, Inc. (a)	4,910	131,244
NVE Corp. (a)(d)	234	3,880
NVIDIA Corp. (a)	5,723	269,725
O2Micro International Ltd. sponsored ADR (a)	1,627	20,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)	1,822	$46,461
ON Semiconductor Corp. (a)	9,654	63,620
PDF Solutions, Inc. (a)	891	15,049
Pericom Semiconductor Corp. (a)	1,064	9,587
Photronics, Inc. (a)	1,167	20,504
Pixelworks, Inc. (a)	1,850	8,344
PLX Technology, Inc. (a)	1,370	16,550
PMC-Sierra, Inc. (a)	6,281	64,129
PortalPlayer, Inc. (a)	710	17,935
Power Integrations, Inc. (a)	969	24,060
PowerDsine Ltd. (a)	593	4,750
Rambus, Inc. (a)	3,414	106,005
RF Micro Devices, Inc. (a)	7,285	49,028
Rudolph Technologies, Inc. (a)	861	14,189
Saifun Semiconductors Ltd.	944	28,037
Semitool, Inc. (a)	1,012	12,782
Semtech Corp. (a)	2,730	51,269
Sigma Designs, Inc. (a)	683	10,040
SigmaTel, Inc. (a)	1,152	12,384
Silicon Image, Inc. (a)	2,625	28,665
Silicon Laboratories, Inc. (a)	1,919	92,074
Silicon Storage Technology, Inc. (a)	3,448	15,585
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	15,759	100,700
SiRF Technology Holdings, Inc. (a)	1,828	68,422
Skyworks Solutions, Inc. (a)	5,586	29,382
Spansion, Inc.	3,689	53,859
Standard Microsystems Corp. (a)	699	22,731
STATS ChipPAC Ltd. sponsored ADR (a)	1,789	12,612
Supertex, Inc. (a)	433	14,579
Tessera Technologies, Inc. (a)	1,658	51,779
Therma-Wave, Inc. (a)	2,068	3,185
Tower Semicondutor Ltd. (a)	1,870	2,599
Transmeta Corp. (a)	5,739	9,469
Transwitch Corp. (a)	3,005	5,109
Trident Microsystems, Inc. (a)	1,636	45,710
TriQuint Semiconductor, Inc. (a)	5,669	26,871
Ultra Clean Holdings, Inc. (a)	1,092	9,391
Ultratech, Inc. (a)	794	15,872
Varian Semiconductor Equipment Associates, Inc. (a)	1,286	60,648
Veeco Instruments, Inc. (a)	861	17,297
Virage Logic Corp. (a)	772	8,507
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Vitesse Semiconductor Corp. (a)	6,755	$21,278
Volterra Semiconductor Corp. (a)	875	15,234
White Electronic Designs Corp. (a)	952	5,760
Xilinx, Inc.	11,924	325,287
Zilog, Inc. (a)	350	791
Zoran Corp. (a)	1,363	26,960
		12,675,488
Software - 15.1%
Activision, Inc. (a)	9,280	116,000
Actuate Corp. (a)	2,431	9,432
Adobe Systems, Inc.	20,395	787,655
Advent Software, Inc. (a)	1,121	31,164
Agile Software Corp. (a)	2,069	14,359
Altiris, Inc. (a)	833	16,502
American Software, Inc. Class A	951	6,467
Ansoft Corp. (a)	662	25,931
Ansys, Inc. (a)	988	46,851
Aspen Technology, Inc. (a)	1,148	13,753
Atari, Inc. (a)	4,071	3,481
Authentidate Holding Corp. (a)	825	2,087
Autodesk, Inc.	8,147	306,735
BEA Systems, Inc. (a)	15,095	173,140
Blackbaud, Inc.	1,699	31,092
Blackboard, Inc. (a)	935	26,937
Borland Software Corp. (a)	2,486	13,201
Bottomline Technologies, Inc. (a)	831	10,196
Business Objects SA sponsored ADR (a)	1,189	44,338
Cadence Design Systems, Inc. (a)	10,709	190,085
Captaris, Inc. (a)	2,149	8,446
Catapult Communications Corp. (a)	635	8,833
CDC Corp. Class A (a)	2,961	14,124
Check Point Software Technologies Ltd. (a)	8,471	180,093
Citrix Systems, Inc. (a)	5,847	189,209
Cognos, Inc. (a)	3,033	116,579
Compuware Corp. (a)	12,949	106,311
Concur Technologies, Inc. (a)	1,142	17,313
Convera Corp. Class A (a)(d)	1,608	15,758
Descartes Systems Group, Inc. (a)	893	3,191
Digimarc Corp. (a)	710	5,261
ECtel Ltd. (a)	171	855
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	10,262	$533,316
Embarcadero Technologies, Inc. (a)	915	6,268
Epicor Software Corp. (a)	2,019	25,076
EPIQ Systems, Inc. (a)	646	14,193
Evolving Systems, Inc. (a)	203	574
FalconStor Software, Inc. (a)	1,358	12,629
FileNET Corp. (a)	1,427	36,731
Fundtech Ltd. (a)	1,047	10,585
Geac Computer Corp. Ltd. (a)	2,566	28,141
Gravity Co. Ltd. sponsored ADR	917	6,474
Hummingbird Ltd. (a)	422	9,590
Hyperion Solutions Corp. (a)	1,944	65,221
i2 Technologies, Inc. (a)(d)	642	11,036
Informatica Corp. (a)	3,191	51,120
Internet Security Systems, Inc. (a)	1,483	34,569
InterVideo, Inc. (a)	605	6,734
Intervoice, Inc. (a)	1,422	12,187
Intuit, Inc. (a)	6,177	300,079
Jack Henry & Associates, Inc.	2,913	64,115
JDA Software Group, Inc. (a)	644	8,842
KongZhong Corp. sponsored ADR (a)	751	9,012
Kronos, Inc. (a)	1,026	42,076
Lawson Software, Inc. (a)	3,015	23,969
Macrovision Corp. (a)	1,640	33,144
Magic Software Enterprises Ltd. (a)	1,246	2,081
Magma Design Automation, Inc. (a)	958	8,258
Majesco Entertainment Co. (a)	700	868
Manhattan Associates, Inc. (a)	1,046	22,039
Manugistics Group, Inc. (a)	1,559	2,900
MapInfo Corp. (a)	784	10,576
Mentor Graphics Corp. (a)	2,477	27,817
MICROS Systems, Inc. (a)	1,328	57,489
Microsoft Corp. (d)	364,909	9,816,010
MicroStrategy, Inc. Class A (a)	404	37,039
Mobius Management Systems, Inc. (a)	1,054	6,756
Moldflow Corp. (a)	749	10,538
Motive, Inc. (a)	867	2,878
MRO Software, Inc. (a)	735	10,834
Napster, Inc. (a)	1,962	7,024
NDS Group PLC sponsored ADR (a)	374	18,008
Net 1 UEPS Technologies, Inc. (a)	1,210	37,994
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetIQ Corp. (a)	1,873	$21,165
NetScout Systems, Inc. (a)	1,681	11,364
Novell, Inc. (a)	12,649	120,292
Nuance Communications, Inc. (a)	5,069	54,238
Open Solutions, Inc. (a)	589	15,991
OpenTV Corp. Class A (a)	3,140	8,290
Opnet Technologies, Inc. (a)	1,106	10,618
Opsware, Inc. (a)	3,569	28,088
Oracle Corp. (a)	177,286	2,201,892
Parametric Technology Corp. (a)	3,893	59,251
Pegasystems, Inc. (a)	1,561	12,769
Pervasive Software, Inc. (a)	1,282	5,436
Phoenix Technologies Ltd. (a)	1,781	12,342
Plato Learning, Inc. (a)	886	7,017
Progress Software Corp. (a)	1,547	45,172
QAD, Inc.	960	7,680
Quality Systems, Inc.	476	32,949
Quest Software, Inc. (a)	3,675	53,545
Quovadx, Inc. (a)	1,252	3,568
Radiant Systems, Inc. (a)	1,048	14,965
Red Hat, Inc. (a)	5,856	157,351
Renaissance Learning, Inc.	1,229	20,930
Retalix Ltd. (a)	546	13,508
RSA Security, Inc. (a)	2,264	33,236
SAFLINK Corp. (a)	2,886	2,799
SCO Group, Inc. (a)	176	757
Secure Computing Corp. (a)	1,877	22,712
SERENA Software, Inc. (a)	1,450	34,655
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	747	10,122
Smith Micro Software, Inc. (a)	1,031	9,248
Sonic Solutions, Inc. (a)	1,220	22,143
SPSS, Inc. (a)	683	22,293
SSA Global Technologies, Inc.	2,045	34,233
Symantec Corp. (a)	37,873	639,675
Synopsys, Inc. (a)	5,027	109,940
Synplicity, Inc. (a)	1,694	11,892
Take-Two Interactive Software, Inc. (a)	2,512	39,137
The9 Ltd. sponsored ADR (a)	358	7,493
THQ, Inc. (a)	2,404	57,696
TIBCO Software, Inc. (a)	7,737	67,080
Transaction Systems Architects, Inc. Class A (a)	1,334	44,502
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ulticom, Inc. (a)	1,349	$15,082
Ultimate Software Group, Inc. (a)	884	20,686
Unica Corp.	960	11,894
VA Software Corp. (a)	2,086	7,739
Vasco Data Security International, Inc. (a)	1,290	12,887
Verint Systems, Inc. (a)	1,071	38,802
WatchGuard Technologies, Inc. (a)	1,411	5,729
Wind River Systems, Inc. (a)	2,650	40,996
Witness Systems, Inc. (a)	902	21,134
		18,223,152
TOTAL INFORMATION TECHNOLOGY		59,878,106
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	796	18,650
Akzo Nobel NV sponsored ADR	1,949	98,639
Altair Nanotechnologies, Inc. (a)	2,936	9,953
Hawkins, Inc.	1,094	15,261
Landec Corp. (a)	1,498	10,861
LESCO, Inc. (a)	1,032	16,770
Methanex Corp.	3,929	78,016
Nanophase Technologies Corp. (a)	626	4,426
Pioneer Companies, Inc. (a)	428	12,891
Senomyx, Inc. (a)	987	16,049
Sigma Aldrich Corp.	2,313	148,980
Symyx Technologies, Inc. (a)	1,030	29,870
Zoltek Companies, Inc. (a)(d)	821	14,170
		474,536
Construction Materials - 0.0%
CRH PLC sponsored ADR	217	7,361
U.S. Concrete, Inc. (a)	1,257	15,750
United States Lime & Minerals, Inc. (a)	327	8,449
		31,560
Containers & Packaging - 0.2%
Amcor Ltd. sponsored ADR	305	6,703
Caraustar Industries, Inc. (a)	1,168	11,879
Silgan Holdings, Inc.	1,336	52,665
Smurfit-Stone Container Corp. (a)	8,830	115,850
		187,097
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Aber Diamond Corp.	1,961	$74,046
Anglo American PLC ADR	864	32,365
Century Aluminum Co. (a)	1,180	41,996
Chaparral Steel Co. (a)	759	34,770
DRDGOLD Ltd. sponsored ADR	4,781	6,741
Gibraltar Industries, Inc.	991	25,280
Lihir Gold Ltd. sponsored ADR (a)	283	8,951
Metal Management, Inc.	906	25,558
NN, Inc.	1,342	16,560
Northwest Pipe Co. (a)	815	21,573
Novamerican Steel, Inc. (a)	329	13,213
Olympic Steel, Inc.	422	11,124
Pan American Silver Corp. (a)	2,291	51,077
Randgold Resources Ltd. sponsored ADR (a)	1,472	25,171
Roanoke Electric Steel Corp.	681	19,034
Royal Gold, Inc.	906	28,476
Schnitzer Steel Industries, Inc. Class A	702	21,832
Silver Standard Resources, Inc. (a)	1,798	29,847
Steel Dynamics, Inc.	1,626	74,796
Steel Technologies, Inc.	420	11,588
Wheeling Pittsburgh Corp. (a)	523	8,708
		582,706
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	8,911
TOTAL MATERIALS		1,284,810
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc.	1,292	14,328
Arbinet-thexchange, Inc. (a)	800	5,088
Broadwing Corp. (a)(d)	3,837	34,380
Cbeyond Communications, Inc.	941	10,116
Commonwealth Telephone Enterprises, Inc.	639	20,627
Consolidated Communications Holdings, Inc.	951	13,542
CT Communications, Inc.	802	10,618
D&E Communications, Inc.	839	8,516
Eschelon Telecom, Inc.	959	11,738
General Communications, Inc. Class A (a)	2,061	23,186
Global Crossing Ltd. (a)	1,245	21,389
Golden Telecom, Inc.	1,416	42,452
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	972	$7,757
ITC DeltaCom, Inc. (a)	573	779
Level 3 Communications, Inc. (a)(d)	29,339	99,753
North Pittsburgh Systems, Inc. 01/01/06	769	15,641
NTELOS Holding Corp.	195	2,301
Primus Telecommunications Group, Inc. (a)	2,302	2,003
Shenandoah Telecommunications Co.	346	15,075
SureWest Communications	400	10,112
Talk America Holdings, Inc. (a)	989	8,436
Time Warner Telecom, Inc. Class A (a)	1,250	15,788
U.S. LEC Corp. Class A (a)	1,291	2,737
Warwick Valley Telephone Co.	420	9,303
		405,665
Wireless Telecommunication Services - 0.7%
@Road, Inc. (a)	2,107	10,872
America Movil SA de CV Series A sponsored ADR	375	13,013
Centennial Communications Corp. Class A	3,308	25,108
Dobson Communications Corp. Class A (a)	4,712	34,115
First Ave Networks, Inc. (a)	2,331	19,674
InPhonic, Inc. (a)(d)	1,599	8,986
Leap Wireless International, Inc. (a)	2,550	107,381
Linktone Ltd. sponsored ADR (a)	739	5,579
Millicom International Cellular SA (a)	3,593	150,439
NII Holdings, Inc. (a)	5,078	260,095
Rural Cellular Corp. Class A (a)	568	8,208
SBA Communications Corp. Class A (a)	3,796	85,372
Ubiquitel, Inc. (a)	3,855	37,663
USA Mobility, Inc.	1,072	30,895
Wireless Facilities, Inc. (a)	2,684	12,078
		809,478
TOTAL TELECOMMUNICATION SERVICES		1,215,143
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	29,565
Otter Tail Corp.	1,231	38,346
		67,911
Gas Utilities - 0.0%
EnergySouth, Inc.	465	13,890
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,299	$42,127
Water Utilities - 0.1%
Artesian Resources Corp. Class A	289	8,556
Connecticut Water Service, Inc.	559	14,176
Consolidated Water Co., Inc.	984	26,499
Middlesex Water Co.	728	14,050
Southwest Water Co.	1,072	19,371
York Water Co.	412	11,050
		93,702
TOTAL UTILITIES		217,630
TOTAL COMMON STOCKS (Cost $105,694,257)		119,255,063
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.93% 3/23/06 (e) (Cost $498,811)	$500,000	498,674
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 4.57% (b)	1,085,214	1,085,214
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	2,960,530	2,960,530
TOTAL MONEY MARKET FUNDS (Cost $4,045,744)		4,045,744
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $110,238,812)		123,799,481
NET OTHER ASSETS - (2.4)%		(2,907,248)
NET ASSETS - 100%		$120,892,233
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
48 Nasdaq 100 E-Mini Index Contracts	March 2006	$1,607,520	$(256)
The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $398,934.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$18,656
Fidelity Securities Lending Cash Central Fund	17,510
Total	$36,166
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $110,426,657. Net unrealized appreciation aggregated $13,372,824, of which $24,232,433 related to appreciated investment securities and $10,859,609 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006